UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21475

RBC Funds Trust
(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350 Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Kathleen A. Gorman 50 South Sixth Street, Suite 2350 Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612)-376-7128

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund

December 31, 2017 (Unaudited)

Shares		Value
Common Stocks — 99.37%
Consumer Discretionary — 11.16%
11,350	Bright Horizons Family Solutions, Inc.*	$1,066,900
26,540	Core-Mark Holding Co., Inc.	838,133
14,500	Dorman Products, Inc.*	886,530
13,700	Gentherm, Inc.*	434,975
30,060	G-III Apparel Group Ltd.*	1,108,913
8,600	LCI Industries	1,118,000
27,530	LKQ Corp.*	1,119,645
14,970	Monro, Inc.	852,542
19,150	Tractor Supply Co.	1,431,463

		8,857,101

Consumer Staples — 4.37%
8,260	Casey’s General Stores, Inc.	924,624
18,650	Church & Dwight Co., Inc.	935,671
12,600	TreeHouse Foods, Inc.*	623,196
20,020	United Natural Foods, Inc.*	986,385

		3,469,876

Energy — 1.43%
23,170	Matador Resources Co.*	721,282
19,680	Oceaneering International, Inc.	416,035

		1,137,317

Financials — 10.62%
6,050	Affiliated Managers Group, Inc.	1,241,762
17,460	Eagle Bancorp, Inc.*	1,010,934
16,980	FirstCash, Inc.	1,145,301
16,290	Kinsale Capital Group, Inc.	733,050
24,990	PRA Group, Inc.*	829,668
19,670	Raymond James Financial, Inc.	1,756,531
14,110	RLI Corp.	855,913
6,200	Signature Bank*	851,012

		8,424,171

Health Care — 20.81%
7,700	Abiomed, Inc.*	1,443,057
7,890	Bio-Techne Corp.	1,022,149
15,330	Cantel Medical Corp.	1,576,997
10,890	Charles River Laboratories International, Inc.*	1,191,910
18,650	HealthEquity, Inc.*	870,209
6,020	IDEXX Laboratories, Inc.*	941,408
19,970	Integer Holdings Corp.*	904,641
20,850	Integra LifeSciences Holdings Corp.*	997,881
16,270	Medidata Solutions, Inc.*	1,031,030
17,410	NuVasive, Inc.*	1,018,311
17,520	Prestige Brands Holdings, Inc.*	778,063
11,140	STERIS Plc	974,416

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

December 31, 2017 (Unaudited)

Shares		Value

8,780	Varian Medical Systems, Inc.*	$975,897
7,840	Waters Corp.*	1,514,610
12,920	West Pharmaceutical Services, Inc.	1,274,816

		16,515,395

Industrials — 19.74%
5,430	Acuity Brands, Inc.	955,680
14,170	Applied Industrial Technologies, Inc.	964,977
17,210	Clean Harbors, Inc.*	932,782
27,700	Copart, Inc.*	1,196,363
14,960	Flowserve Corp.	630,265
9,400	Landstar System, Inc.	978,540
6,160	Middleby Corp. (The)*	831,292
11,450	MSC Industrial Direct Co., Inc., Class A	1,106,757
13,510	Multi-Color Corp.	1,011,223
10,580	Stericycle, Inc.*	719,334
7,740	Teledyne Technologies, Inc.*	1,402,101
32,480	TriMas Corp.*	868,840
7,200	WABCO Holdings, Inc.*	1,033,200
12,550	Wabtec Corp.	1,021,947
9,670	WageWorks, Inc.*	599,540
18,500	Woodward, Inc.	1,415,990

		15,668,831

Information Technology — 24.11%
7,950	ANSYS, Inc.*	1,173,341
23,640	Bottomline Technologies (DE), Inc.*	819,835
19,270	Envestnet, Inc.*	960,610
5,570	F5 Networks, Inc.*	730,895
16,000	Global Payments, Inc.	1,603,840
11,240	Guidewire Software, Inc.*	834,682
22,640	Inphi Corp.*	828,624
11,220	Jack Henry & Associates, Inc.	1,312,291
18,280	Manhattan Associates, Inc.*	905,591
5,640	MercadoLibre, Inc.	1,774,683
19,060	Microsemi Corp.*	984,449
16,800	National Instruments Corp.	699,384
11,400	SPS Commerce, Inc.*	553,926
19,760	Synopsys, Inc.*	1,684,342
4,970	Tyler Technologies, Inc.*	879,939
4,730	Ultimate Software Group, Inc. (The)*	1,032,228
10,000	WEX, Inc.*	1,412,300
9,130	Zebra Technologies Corp., Class A*	947,694

		19,138,654

Materials — 5.11%
12,030	AptarGroup, Inc.	1,037,948
13,340	Balchem Corp.	1,075,204

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

December 31, 2017 (Unaudited)

Shares		Value

18,890	HB Fuller Co.	$1,017,604
10,750	Reliance Steel & Aluminum Co.	922,243

		4,052,999

Real Estate — 2.02%
8,230	CoreSite Realty Corp., REIT	937,397
22,200	Healthcare Trust of America, Inc., REIT, Class A	666,888

		1,604,285

Total Common Stocks		78,868,629

(Cost $60,828,163)

Investment Company — 0.33%
266,914	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	266,914

Total Investment Company		266,914

(Cost $266,914)

Total Investments		$79,135,543
(Cost $61,095,077) — 99.70%

Other assets in excess of liabilities — 0.30%		234,742

NET ASSETS — 100.00%		$79,370,285

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

December 31, 2017 (Unaudited)

Shares		Value

Common Stocks — 98.19%
Consumer Discretionary — 18.59%
29,816	American Outdoor Brands Corp.*	$382,837
81,638	Delta Apparel, Inc.*	1,649,088
229,700	Destination XL Group, Inc.*	505,340
25,560	Grand Canyon Education, Inc.*	2,288,387
96,850	Gray Television, Inc.*	1,622,237
48,010	Lakeland Industries, Inc.*	698,545
39,580	Libbey, Inc.	297,642
53,664	Malibu Boats, Inc., Class A*	1,595,431
18,840	Motorcar Parts of America, Inc.*	470,812
4,450	Red Robin Gourmet Burgers, Inc.*	250,980
107,150	Salem Media Group, Inc.	482,175
41,080	Superior Uniform Group, Inc.	1,097,247
111,390	Tandy Leather Factory, Inc.*	857,703
50,410	Universal Electronics, Inc.*	2,381,872
97,455	ZAGG, Inc.*	1,798,045

		16,378,341

Consumer Staples — 1.72%
16,520	John B Sanfilippo & Son, Inc.	1,044,890
37,330	Landec Corp.*	470,358

		1,515,248

Energy — 4.86%
152,120	Callon Petroleum Co.*	1,848,258
45,640	Gulfport Energy Corp.*	582,366
132,986	Ring Energy, Inc.*	1,848,506

		4,279,130

Financials — 20.03%
13,090	Atlas Financial Holdings, Inc.*	269,000
69,059	CoBiz Financial, Inc.	1,380,490
203,350	Compass Diversified Holdings LP	3,446,783
43,220	First Bancorp/Southern Pines, NC	1,526,098
35,010	German American Bancorp, Inc.	1,236,903
48,753	Heritage Financial Corp.	1,501,592
29,536	Mercantile Bank Corp.	1,044,688
50,724	Northrim BanCorp, Inc.	1,717,007
55,552	Pacific Premier Bancorp, Inc.*	2,222,080
33,610	Preferred Bank/Los Angeles, CA	1,975,596
44,570	State Bank Financial Corp.	1,329,969

		17,650,206

Health Care — 1.90%
34,430	Invacare Corp.	580,145
21,400	Surmodics, Inc.*	599,200
6,800	US Physical Therapy, Inc.	490,960

		1,670,305

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

December 31, 2017 (Unaudited)

Shares		Value

Industrials — 28.81%
9,490	Air Transport Services Group, Inc.*	$219,599
28,920	AZZ, Inc.	1,477,812
94,910	Broadwind Energy, Inc.*	258,155
58,538	Casella Waste Systems, Inc., Class A*	1,347,545
108,135	Columbus McKinnon Corp.	4,323,237
53,040	Ducommun, Inc.*	1,508,988
39,650	Ennis, Inc.	822,738
31,557	Greenbrier Cos., Inc. (The)	1,681,988
163,640	Hudson Technologies, Inc.*	993,295
34,770	InnerWorkings, Inc.*	348,743
24,000	Insteel Industries, Inc.	679,680
30,627	Lydall, Inc.*	1,554,320
25,783	Marten Transport Ltd.	523,395
68,290	NN, Inc.	1,884,804
21,963	NV5 Global, Inc.*	1,189,296
3,355	Old Dominion Freight Line, Inc.	441,350
62,565	Patrick Industries, Inc.*	4,345,105
66,320	PGT Innovations, Inc.*	1,117,492
125,010	Radiant Logistics, Inc.*	575,046
1,480	Sun Hydraulics Corp.	95,741

		25,388,329

Information Technology — 11.13%
1,362	Aspen Technology, Inc.*	90,164
163,021	Glu Mobile, Inc.*	593,397
141,480	Mitek Systems, Inc.*	1,266,246
59,533	Novanta, Inc.*	2,976,650
26,630	PC Connection, Inc.	697,972
105,810	Sapiens International Corp. NV	1,218,931
51,136	TESSCO Technologies, Inc.	1,030,390
8,220	Tyler Technologies, Inc.*	1,455,351
8,325	Vishay Precision Group, Inc.*	209,374
96,690	Xplore Technologies Corp.*	273,633

		9,812,108

Materials — 7.47%
23,910	FutureFuel Corp.	336,892
35,217	Koppers Holdings, Inc.*	1,792,545
203,570	OMNOVA Solutions, Inc.*	2,035,700
99,588	Universal Stainless & Alloy Products, Inc.*	2,133,175
3,406	US Concrete, Inc.*	284,912

		6,583,224

Real Estate — 2.73%
36,820	Community Healthcare Trust, Inc., REIT	1,034,642
14,817	Gramercy Property Trust, REIT	395,021

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

December 31, 2017 (Unaudited)

Shares		Value

17,930	LaSalle Hotel Properties, REIT	$503,295
31,830	UMH Properties, Inc., REIT	474,267

		2,407,225

Utilities — 0.95%
18,300	Unitil Corp.	834,846

Total Common Stocks		86,518,962

(Cost $43,374,286)

Exchange Traded Funds — 0.43%
6,470	SPDR S&P Regional Banking	380,760

Total Exchange Traded Funds		380,760

(Cost $128,547)

Rights/Warrants — 0.00%
12,460	Imperial Holdings, Inc. Warrants, Expire 10/6/19, *,(a),(b)	0

Total Rights/Warrants		0

(Cost $0)

Investment Company — 1.57%
1,386,177	U.S. Government Money Market Fund, RBC Institutional Class 1(c)	1,386,177

Total Investment Company		1,386,177

(Cost $1,386,177)

Total Investments		$88,285,899
(Cost $44,889,010) — 100.19%

Liabilities in excess of other assets — (0.19)%		(166,322)

NET ASSETS — 100.00%		$88,119,577

*	Non-income producing security.

(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Affiliated investment.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund

December 31, 2017 (Unaudited)

Shares		Value

Common Stocks — 99.44%
Consumer Discretionary — 20.84%
38,852	American Outdoor Brands Corp.*	$498,860
47,160	Carriage Services, Inc.	1,212,484
11,170	Cavco Industries, Inc.*	1,704,542
511,589	Destination XL Group, Inc.*	1,125,496
85,394	Fox Factory Holding Corp.*	3,317,557
19,910	G-III Apparel Group Ltd.*	734,480
91,200	Grand Canyon Education, Inc.*	8,165,136
375,678	Gray Television, Inc.*	6,292,606
66,380	LCI Industries	8,629,400
90,718	Libbey, Inc.	682,199
142,019	Malibu Boats, Inc., Class A*	4,222,225
83,230	Motorcar Parts of America, Inc.*	2,079,918
52,790	Nexstar Media Group, Inc., Class A	4,128,178
63,172	Steven Madden Ltd.*	2,950,132
42,410	Stoneridge, Inc.*	969,493
71,898	Unifi, Inc.*	2,578,981
136,081	Universal Electronics, Inc.*	6,429,827
282,574	ZAGG, Inc.*	5,213,490

		60,935,004

Consumer Staples — 0.29%

66,972	Landec Corp.*	843,847

Energy — 4.36%
274,550	Callon Petroleum Co.*	3,335,783
101,140	Gulfport Energy Corp.*	1,290,546
368,023	Ring Energy, Inc.*	5,115,520
73,780	RSP Permian, Inc.*	3,001,370

		12,743,219

Financials — 17.65%
109,010	AMERISAFE, Inc.	6,715,016
16,020	BancFirst Corp.	819,423
97,320	Chemical Financial Corp.	5,203,700
22,810	Community Bank System, Inc.	1,226,038
592,100	Compass Diversified Holdings LP	10,036,095
47,389	Hanmi Financial Corp.	1,438,256
38,230	James River Group Holdings Ltd.	1,529,582
39,946	National General Holdings Corp.	784,540
122,666	Pacific Premier Bancorp, Inc.*	4,906,640
26,841	Pinnacle Financial Partners, Inc.	1,779,558
24,800	ProAssurance Corp.	1,417,320
68,051	Safeguard Scientifics, Inc.*	762,171
56,060	Texas Capital Bancshares, Inc.*	4,983,734

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

December 31, 2017 (Unaudited)

Shares		Value

182,020	United Community Banks, Inc.	$5,122,043
59,070	Wintrust Financial Corp.	4,865,596

		51,589,712

Health Care — 7.45%
151,550	Emergent BioSolutions, Inc.*	7,042,528
99,820	Globus Medical, Inc., Class A*	4,102,602
56,980	Invacare Corp.	960,113
32,900	Masimo Corp.*	2,789,920
69,750	West Pharmaceutical Services, Inc.	6,882,233

		21,777,396

Industrials — 29.30%
664,070	ACCO Brands Corp.*	8,101,654
145,672	Astronics Corp.*	6,041,018
86,126	AZZ, Inc.	4,401,039
87,730	BMC Stock Holdings, Inc.*	2,219,569
277,885	Columbus McKinnon Corp.	11,109,842
150,641	Ducommun, Inc.*	4,285,736
22,420	Dycom Industries, Inc.*	2,498,261
64,270	EnerSys	4,475,120
121,976	Greenbrier Cos., Inc. (The)	6,501,321
144,018	Insteel Industries, Inc.	4,078,590
56,250	Interface, Inc.	1,414,687
77,237	Lydall, Inc.*	3,919,778
133,730	NCI Building Systems, Inc.*	2,580,989
268,819	NN, Inc.	7,419,404
9,000	Old Dominion Freight Line, Inc.	1,183,950
209,145	Patrick Industries, Inc.*	14,525,120
20,210	Spirit Airlines, Inc.*	906,419

		85,662,497

Information Technology — 11.95%
21,200	Ambarella, Inc.*	1,245,500
27,400	Coherent, Inc.*	7,732,828
83,610	InterDigital, Inc.	6,366,902
89,708	MKS Instruments, Inc.	8,477,406
36,360	Synaptics, Inc.*	1,452,218
146,844	Synchronoss Technologies, Inc.*	1,312,785
18,840	Take-Two Interactive Software, Inc.*	2,068,255
86,727	TESSCO Technologies, Inc.	1,747,549
25,576	Tyler Technologies, Inc.*	4,528,231

		34,931,674

Materials — 4.84%
131,610	Ferro Corp.*	3,104,680
91,562	FutureFuel Corp.	1,290,109
76,839	Koppers Holdings, Inc.*	3,911,105

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

December 31, 2017 (Unaudited)

Shares		Value

420,289	OMNOVA Solutions, Inc.*	$4,202,890
77,091	Universal Stainless & Alloy Products, Inc.*	1,651,289

		14,160,073

Real Estate — 0.88%
26,760	CubeSmart, REIT	773,899
100,420	Physicians Realty Trust, REIT	1,806,556

		2,580,455

Telecommunication Services — 1.30%
372,450	Vonage Holdings Corp.*	3,787,817

Utilities — 0.58%
22,720	Spire, Inc.	1,707,408

Total Common Stocks		290,719,102

(Cost $183,700,782)

Exchange Traded Funds — 0.05%
1,040	iShares Russell 2000 Index Fund	158,558

Total Exchange Traded Funds		158,558

(Cost $87,288)

Investment Company — 0.70%
2,055,911	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	2,055,911

Total Investment Company		2,055,911

(Cost $2,055,911)

Total Investments		$292,933,571
(Cost $185,843,981) — 100.19%
Liabilities in excess of other assets — (0.19)%		(561,135)

NET ASSETS — 100.00%		$292,372,436

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

December 31, 2017 (Unaudited)

Shares		Value

Common Stocks — 98.40%
Consumer Discretionary — 21.08%
6,200	AH Belo Corp., Class A	$29,760
600	Ambow Education Holding Ltd., ADR*	2,100
11,800	AMC Entertainment Holdings, Inc., Class A	178,180
10,900	America’s Car-Mart, Inc.*	486,685
21,300	Anemostat Door Products*,(a),(b),(c)	0
21,300	Anemostat, Inc.*,(a),(b),(c)	0
21,200	Barnes & Noble, Inc.	142,040
32,100	Beazer Homes USA, Inc.*	616,641
3	Biglari Holdings, Inc.*	1,243
21,200	Boot Barn Holdings, Inc.*	352,132
13,427	Bowl America, Inc., Class A	201,405
27,800	Bridgepoint Education, Inc.*	230,740
54,900	Build-A-Bear Workshop, Inc.*	505,080
6,700	Caleres, Inc.	224,316
38,600	Carriage Services, Inc.	992,406
32,203	Century Communities, Inc.*	1,001,513
79,000	Container Store Group, Inc. (The)*	374,460
8,800	Core-Mark Holding Co., Inc.	277,904
28,300	CSS Industries, Inc.	787,589
14,130	Culp, Inc.	473,355
30,200	Delta Apparel, Inc.*	610,040
53,000	Entercom Communications Corp., Class A	572,400
23,600	Entravision Communications Corp., Class A	168,740
35,000	Eros International Plc*	337,750
24,243	EW Scripps Co. (The), Class A*	378,918
17,900	Express, Inc.*	181,685
14,800	Flexsteel Industries, Inc.	692,344
4,400	Fred’s, Inc., Class A	17,820
5,300	Genesco, Inc.*	172,250
2,170	Hamilton Beach Brands Holding Co., Class A	55,747
21,800	Harte-Hanks, Inc.*	20,682
26,840	Haverty Furniture Cos., Inc.	607,926
970	Helen of Troy Ltd.*	93,460
10,400	hhgregg, Inc.*	34
19,500	Hooker Furniture Corp.	827,775
23,000	J Alexander’s Holdings, Inc.*	223,100
6,100	JAKKS Pacific, Inc.*	14,335
15,300	Johnson Outdoors, Inc., Class A	949,977
41,700	K12, Inc.*	663,030
23,500	Kid Brands, Inc.*	66
45,700	Lakeland Industries, Inc.*	664,935
95,270	Lazare Kaplan International, Inc.*,(a),(b),(c)	0
7,900	La-Z-Boy, Inc.	246,480
26,200	Lifetime Brands, Inc.	432,300
10,900	Luby’s, Inc.*	28,776
19,200	M/I Homes, Inc.*	660,480
32,700	Marcus Corp. (The)	894,345

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2017 (Unaudited)

Shares		Value

40,090	MarineMax, Inc.*	$757,701
7,500	McRae Industries, Inc., Class A	255,000
2,285	Mecklermedia Corp.*	0
21,300	Mestek, Inc.*	599,169
9,600	Modine Manufacturing Co.*	193,920
23,300	Movado Group, Inc.	750,260
8,400	Nautilus, Inc.*	112,140
28,600	New Home Co., Inc. (The)*	358,358
361	Nexstar Media Group, Inc., Class A	28,230
10,300	Nobility Homes, Inc.	198,275
41,000	Orleans Homebuilders, Inc.*,(a),(b),(c)	0
8,450	Perry Ellis International, Inc.*	211,588
40,800	Pier 1 Imports, Inc.	168,912
119,400	Point.360*	8,358
51,900	Red Lion Hotels Corp.*	511,215
33,800	Rocky Brands, Inc.	638,820
14,200	Saga Communications, Inc., Class A	574,390
39,150	Salem Media Group, Inc.	176,175
35,000	Shiloh Industries, Inc.*	287,000
7,500	Sonic Automotive, Inc., Class A	138,375
35,100	Stage Stores, Inc.	58,968
14,300	Standard Motor Products, Inc.	642,213
15,900	Stein Mart, Inc.	18,444
4,000	Stoneridge, Inc.*	91,440
14,600	Strattec Security Corp.	635,830
32,500	Superior Industries International, Inc.	482,625
46,939	Superior Uniform Group, Inc.	1,253,741
55,300	Tilly’s, Inc., Class A	816,228
9,800	Tower International, Inc.	299,390
39,700	Townsquare Media, Inc., Class A*	304,896
65,200	Trans World Entertainment Corp.*	118,990
40,300	TravelCenters of America LLC*	165,230
31,400	Unifi, Inc.*	1,126,318
19,100	Universal Technical Institute, Inc.*	45,840
30,000	Universal Travel Group*,(a),(b),(c)	0
23,100	VOXX International Corp.*	129,360
1,397	Walking Co. Holdings, Inc. (The)*	2,794
11,000	Weyco Group, Inc.	326,920
22,800	William Lyon Homes, Class A*	663,024
10,700	Zoe’s Kitchen, Inc.*	178,904

		29,721,985

Consumer Staples — 2.94%
6,490	Alliance One International, Inc.*	85,993
7,350	Andersons, Inc. (The)	228,953
30,095	Central Garden and Pet Co.*	1,171,297
21,300	Ingles Markets, Inc., Class A	736,980
34,400	Natural Grocers By Vitamin Cottage, Inc.*	307,192
15,300	Oil-Dri Corp. of America	634,950

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2017 (Unaudited)

Shares		Value

73,000	Royal Hawaiian Orchards LP*	$158,410
18,000	Smart & Final Stores, Inc.*	153,900
25,140	SpartanNash Co.	670,735

		4,148,410

Energy — 3.36%
45,500	Aegean Marine Petroleum Network, Inc.	195,650
27,000	Ardmore Shipping Corp.*	216,000
16	Basic Energy Services, Inc.*	376
24,540	Callon Petroleum Co.*	298,161
15,700	Dorian LPG Ltd.*	129,054
43,360	Ensco Plc, Class A	256,258
12,100	Era Group, Inc.*	130,075
7,500	Global Partners LP	125,250
2,950	Harvest Natural Resources, Inc.(a),(b),(c)	0
8,200	Hornbeck Offshore Services, Inc.*	25,502
9,900	Midstates Petroleum Co., Inc.*	164,142
2,300	NACCO Industries, Inc., Class A	86,595
27,600	Natural Gas Services Group, Inc.*	723,120
13,100	Newpark Resources, Inc.*	112,660
53,100	North American Energy Partners, Inc.	262,845
9,200	Panhandle Oil and Gas, Inc., Class A	189,060
7,600	PHI, Inc.*	89,528
11,900	PHI, Inc., Non voting*	137,683
18,050	REX American Resources Corp.*	1,494,359
1,230	Sanchez Production Partners L.P.	13,653
131	SilverBow Resources, Inc.*	3,893
17,600	Teekay Tankers Ltd., Class A	24,640
18,880	W&T Offshore, Inc.*	62,493

		4,740,997

Financials — 27.59%
39,150	Affirmative Insurance Holdings, Inc.*	59
34,870	AG Mortgage Investment Trust, Inc., REIT	662,879
14,290	Ameris Bancorp	688,778
61,400	Anworth Mortgage Asset Corp., REIT	334,016
21,868	Apollo Commercial Real Estate Finance, Inc., REIT	403,465
89,400	Arbor Realty Trust, Inc., REIT	772,416
46,700	Ares Commercial Real Estate Corp., REIT	602,430
8,100	Arlington Asset Investment Corp., Class A	95,418
6,997	Asta Funding, Inc.*	51,778
17,400	Baldwin & Lyons, Inc., Class B	416,730
31,700	Banc of California, Inc.	654,605
12,400	Banco Latinoamericano de Comercio Exterior SA, Class E	333,560
25,400	Bancorp, Inc. (The)*	250,952
4,928	Banner Corp.	271,631
100,000	Beverly Hills Bancorp, Inc.*	10
13,200	Blue Capital Reinsurance Holdings Ltd.	159,060
33,600	California First National Bancorp	506,688

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2017 (Unaudited)

Shares		Value

38,000	Capitol Bancorp Ltd.*,(a),(b),(c)	$0
35,400	Cherry Hill Mortgage Investment Corp., REIT	636,846
71,550	Citizens, Inc.*	525,893
101,200	Consumer Portfolio Services, Inc.*	419,980
2,189	Cowen Group, Inc., Class A*	29,880
31,777	Donegal Group, Inc., Class A	549,742
8,444	Donegal Group, Inc., Class B	118,216
58,640	Dynex Capital, Inc., REIT	411,066
24,500	Ellington Residential Mortgage, REIT	294,980
31,050	EMC Insurance Group, Inc.	890,824
60,600	Enova International, Inc.*	921,120
21,200	Federal Agricultural Mortgage Corp., Class C	1,658,688
56,900	Federated National Holding Co.	942,833
22,200	First Defiance Financial Corp.	1,153,734
9,400	First Financial Corp.	426,290
9,151	First Horizon National Corp.	182,935
31,100	First Merchants Corp.	1,308,066
38,000	First Place Financial Corp.*,(a),(b),(c)	0
660	Flagstar Bancorp, Inc.*	24,697
16,700	Franklin Financial Network, Inc.*	569,470
75,500	GAIN Capital Holdings, Inc.	755,000
13,800	GAMCO Investors, Inc., Class A	409,170
25,200	Great Ajax Corp., REIT	348,264
2,626	Great Western Bancorp, Inc.	104,515
8,000	Greenhill & Co., Inc.	156,000
7,100	Guaranty Bancorp	196,315
17,300	HCI Group, Inc.	517,270
33,400	Heritage Insurance Holdings, Inc.	601,868
2,858	Hilltop Holdings, Inc.	72,393
6,040	HomeTrust Bancshares, Inc.*	155,530
4,400	Houlihan Lokey, Inc.	199,892
42,322	Independence Holding Co.	1,161,739
7,100	Infinity Property & Casualty Corp.	752,600
5,534	Investors Title Co.	1,097,669
41,600	JMP Group, Inc.	232,960
16,500	Kansas City Life Insurance Co.	746,625
69,200	Manning & Napier, Inc.	249,120
28,890	Marlin Business Services Corp.	647,136
24,300	Medley Management, Inc., Class A	157,950
4,238	MFC Bancorp Ltd.*	32,802
20,200	MidSouth Bancorp, Inc.	267,650
33,700	MutualFirst Financial, Inc.	1,299,135
2,500	National Security Group, Inc. (The)	41,125
2,800	National Western Life Group, Inc., Class A	926,856
12,400	Navigators Group, Inc. (The)	603,880
22,067	Nicholas Financial, Inc.*	194,190
45,900	OFG Bancorp.	431,460
8,200	Oppenheimer Holdings, Inc., Class A	219,760
23,900	Orchid Island Capital, Inc., REIT	221,792

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2017 (Unaudited)

Shares		Value

7,900	Pacific Mercantile Bancorp*	$69,125
41,100	PennyMac Financial Services, Inc., Class A*	918,585
23,200	Peoples Bancorp, Inc.	756,784
13,572	People’s United Financial, Inc.	253,796
7,300	Piper Jaffray Cos.	629,625
15,900	Provident Financial Holdings, Inc.	292,560
38,100	Regional Management Corp.*	1,002,411
5,100	Resource Capital Corp., REIT	47,787
9,100	Safety Insurance Group, Inc.	731,640
15,814	Simmons First National Corp., Class A	902,971
2,239	South State Corp.	195,087
22,013	Sterling Bancorp	541,520
10,600	Stewart Information Services Corp.	448,380
3,140	Sun Bancorp, Inc.	76,302
8,543	Sutherland Asset Management Corp., REIT	129,426
13,400	Unico American Corp.*	111,890
84,216	United Community Financial Corp.	768,892
19,000	United Western Bancorp, Inc.*,(a),(b),(c)	0
14,630	Walker & Dunlop, Inc.*	694,925
14,041	Western Asset Mortgage Capital Corp., REIT	139,708
16,800	Winthrop Realty Trust REIT*,(b),(c)	126,000

		38,907,815

Health Care — 2.51%
21,339	Aceto Corp.	220,432
30,600	Adeptus Health, Inc., Class A*,(b),(c)	0
11,000	American Shared Hospital Services*	28,562
17,900	AngioDynamics, Inc.*	297,677
42,660	BioScrip, Inc.*	124,141
15,700	CONMED Corp.	800,229
5,300	Cross Country Healthcare, Inc.*	67,628
53,350	CryoLife, Inc.*	1,021,652
11,562	Five Star Quality Care, Inc.*	17,343
1,700	Invacare Corp.	28,645
5,300	Kewaunee Scientific Corp.	153,700
9,662	Kindred Healthcare, Inc.	93,721
15,000	MedCath Corp.*,(a),(b),(c)	0
27,500	Triple-S Management Corp., Class B*	683,375

		3,537,105

Industrials — 19.33%
3,000	Aegion Corp.*	76,290
9,800	Alamo Group, Inc.	1,106,126
21,883	Allied Motion Technologies, Inc.	724,108
930	Altra Industrial Motion Corp.	46,872
56,500	Ameresco, Inc., Class A*	485,900
8,100	AMREP Corp.*	56,700
66,000	Arc Document Solutions, Inc.*	168,300
4,500	Argan, Inc.	202,500

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2017 (Unaudited)

Shares		Value

17,700	BlueLinx Holdings, Inc.*	$172,752
26,400	CAI International, Inc.*	747,648
45,800	CBIZ, Inc.*	707,610
8,774	CECO Environmental Corp.	45,011
66,200	Celadon Group, Inc.	423,680
10,678	Cenveo, Inc.*	9,610
2,400	Chicago Rivet & Machine Co.	76,320
2,060	Comfort Systems USA, Inc.	89,919
28,878	Compx International, Inc.	384,077
3,300	Douglas Dynamics, Inc.	124,740
25,500	Ducommun, Inc.*	725,475
2	Eagle Bulk Shipping, Inc.*	9
13,100	Eastern Co. (The)	342,565
8,480	Ecology and Environment, Inc., Class A	89,040
12,100	Encore Wire Corp.	588,665
42,600	Ennis, Inc.	883,950
1,300	EnPro Industries, Inc.	121,563
18,400	Espey Manufacturing & Electronics Corp.	440,901
27,000	Federal Signal Corp.	542,430
19,900	Fly Leasing Ltd., ADR*	256,909
414	Genco Shipping & Trading Ltd.*	5,515
13,400	Gibraltar Industries, Inc.*	442,200
22,100	Global Power Equipment Group, Inc.*	87,737
5,580	Golden Ocean Group Ltd.*	45,477
12,360	GP Strategies Corp.*	286,752
15,100	Graham Corp.	316,043
11,850	Greenbrier Cos., Inc. (The)	631,605
26,500	Griffon Corp.	539,275
19,250	Hardinge, Inc.	335,335
5,400	Hill International, Inc.*	29,430
10,430	Kadant, Inc.	1,047,172
2,600	Key Technology, Inc.*	47,918
4,800	Kimball International, Inc., Class B	89,616
3,908	Kratos Defense & Security Solutions, Inc.*	41,386
16,200	LS Starrett Co. (The), Class A	139,320
10,200	LSC Communications, Inc.	154,530
44,250	LSI Industries, Inc.	304,440
16,900	Lydall, Inc.*	857,675
45,020	Marten Transport Ltd.	913,906
32,410	Meritor, Inc.*	760,339
36,999	Miller Industries, Inc.	954,574
16,000	Mistras Group, Inc.*	375,520
3,900	National Presto Industries, Inc.	387,855
29,200	NN, Inc.	805,920
2,500	Northwest Pipe Co.*	47,850
16,700	Orion Marine Group, Inc.*	130,761
38,900	PAM Transportation Services, Inc.*	1,352,942
2	Paragon Shipping, Inc., Class A*	0
14,006	Patrick Industries, Inc.*	972,682

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2017 (Unaudited)

Shares		Value

25,000	RCM Technologies, Inc.	$157,250
52,600	Roadrunner Transportation Systems, Inc.*	405,546
15,200	Rush Enterprises, Inc., Class A*	772,312
22,000	Safe Bulkers, Inc.*	71,060
25,690	Sparton Corp.*	592,411
3,200	Standex International Corp.	325,920
7,282	Team, Inc.*	108,502
26,400	Textainer Group Holdings Ltd.*	567,600
4,300	Universal Forest Products, Inc.	161,766
7,400	USA Truck, Inc.*	134,162
11,100	Vectrus, Inc.*	342,435
13,600	Viad Corp.	753,440
11,900	Volt Information Sciences, Inc.*	45,220
15,000	Willdan Group, Inc.*	359,100
28,700	Willis Lease Finance Corp.*	716,639

		27,256,808

Information Technology — 9.19%
5,200	Black Box Corp.	18,460
15,000	Blucora, Inc.*	331,500
38,600	CMTSU Liquidation, Inc.*	647
50,000	Comarco, Inc.*	2,500
3,900	Communications Systems, Inc.	14,196
29,800	CTS Corp.	767,350
44,050	DHI Group, Inc.*	83,695
25,600	Digi International, Inc.*	244,480
24,700	Edgewater Technology, Inc.*	154,128
4,450	Electro Scientific Industries, Inc.*	95,363
18,600	ePlus, Inc.*	1,398,720
40,800	Everi Holdings, Inc.*	307,632
4,200	Fabrinet*	120,540
26,400	Insight Enterprises, Inc.*	1,010,856
13,000	JinkoSolar Holding Co. Ltd., ADR*	312,650
4,800	Kemet Corp.*	72,288
26,100	Kimball Electronics, Inc.*	476,325
9,200	Magal Security Systems Ltd.*	46,552
17,800	Methode Electronics, Inc.	713,780
10,022	Novanta, Inc.*	501,100
35,415	Optical Cable Corp.*	86,767
27,500	Park Electrochemical Corp.	540,375
34,800	PC Connection, Inc.	912,108
28,700	Perceptron, Inc.*	279,825
31,730	Photronics, Inc.*	270,498
36,774	Reis, Inc.	759,383
10,500	Richardson Electronics Ltd.	70,770
16,400	Rubicon Project, Inc. (The)*	30,668
24,600	Rudolph Technologies, Inc.*	587,940
60,100	Sigmatron International, Inc.*	609,414
2,433	STR Holdings, Inc.*	560

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2017 (Unaudited)

Shares		Value

4,269	SYKES Enterprises, Inc.*	$134,260
7,960	Systemax, Inc.	264,829
25,600	TESSCO Technologies, Inc.	515,840
15,700	Vishay Precision Group, Inc.*	394,855
650	WPCS International, Inc.*	663
43,600	XO Group, Inc.*	804,856
5,366	Zedge, Inc., Class B*	14,753

		12,951,126

Materials — 4.65%
47,490	American Vanguard Corp.	933,178
3,000	Ampco-Pittsburgh Corp.	37,200
37,000	Blue Earth Refineries, Inc.*,(a),(b),(c)	0
6,629	Centerra Gold, Inc.*	33,864
15,700	China Green Agriculture, Inc.*	19,468
8,400	Friedman Industries, Inc.	47,712
40,990	FutureFuel Corp.	577,549
4,300	Hawkins, Inc.	151,360
5,100	Innospec, Inc.	360,060
7,900	KMG Chemicals, Inc.	522,032
10,600	Materion Corp.	515,160
2,790	Myers Industries, Inc.	54,405
840	Neenah Paper, Inc.	76,146
26	North American Palladium Ltd.*	153
16,100	Olympic Steel, Inc.	345,989
43,640	OMNOVA Solutions, Inc.*	436,400
16,500	Rayonier Advanced Materials, Inc.	337,425
10,900	Real Industry, Inc.*	3,159
17,800	Ryerson Holding Corp.*	185,120
2,200	Stepan Co.	173,734
37,000	Trecora Resources*	499,500
25,900	Tredegar Corp.	497,280
7,800	Universal Stainless & Alloy Products, Inc.*	167,076
3,470	US Concrete, Inc.*	290,266
3,200	Vulcan International Corp.	288,000

		6,552,236

Real Estate — 3.67%
13,200	Agree Realty Corp., REIT	679,008
37,100	Cedar Realty Trust, Inc., REIT	225,568
1,506	CIM Commercial Trust Corp., REIT	28,764
6,000	Community Healthcare Trust, Inc., REIT	168,600
4,600	CorEnergy Infrastructure Trust, Inc., REIT	175,720
18,200	Farmland Partners, Inc., REIT	157,976
921	Forestar Group, Inc.*	20,262
11,342	Getty Realty Corp., REIT	308,049
8,000	Jernigan Capital, Inc., REIT	152,080
23,500	MedEquities Realty Trust, Inc., REIT	263,670
23,100	Monmouth Real Estate Investment Corp., REIT	411,180

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2017 (Unaudited)

Shares		Value

30,600	One Liberty Properties, Inc., REIT	$793,152
17,400	Ramco-Gershenson Properties Trust, REIT	256,302
8,100	Remax Holdings, Inc., Class A	392,850
11,000	UMH Properties, Inc., REIT	163,900
10,800	Urstadt Biddle Properties, Inc., REIT, Class A	234,792
51,800	Whitestone, REIT	746,438

		5,178,311

Telecommunication Services — 0.40%
15,200	IDT Corp., Class B	161,120
25,800	Spok Holdings, Inc.	403,770

		564,890

Utilities — 3.68%
1,570	American States Water Co.	90,918
2,008	California Water Service Group	91,063
14,985	Chesapeake Utilities Corp.	1,177,072
16,200	Connecticut Water Service, Inc.	930,042
22,300	Middlesex Water Co.	889,993
16,100	SJW Corp.	1,027,663
21,526	Unitil Corp.	982,016

		5,188,767

Total Common Stocks		138,748,450

(Cost $98,277,717)
Exchange Traded Funds — 0.11%
750	iShares Russell Microcap Index Fund	71,782
4,400	PowerShares Zacks Micro Cap Portfolio	85,096

Total Exchange Traded Funds		156,878

(Cost $57,303)
Rights/Warrants — 0.00%
444	Basic Energy Services, Inc., Warrants, Expire 12/23/23*	511
724	Eagle Bulk Shipping, Inc., Warrants, Expire 10/15/21*	65
992	Genco Shipping & Trading Ltd., Warrants, Expire 12/31/21*	336
6,100	Media General, Inc. Rights, Expire 12/23/23*,(b),(c)	0
703	SilverBow Resources, Inc., Warrants, Expire 12/31/49*	126
703	SilverBow Resources, Inc., Warrants, Expire 12/31/49*	127

Total Rights/Warrants		1,165

(Cost $73,488)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

Corporate Bonds — 0.00%
Financial — 0.00%
$1,947	Trenwick America Corp.*,(a),(b),(c)	$0
1,625	Trenwick America Corp.*,(a),(b),(c)	0
		0

Total Corporate Bonds		0
(Cost $0)
Shares
Investment Company — 1.41%
1,989,070	U.S. Government Money Market Fund, RBC Institutional Class 1(d)	1,989,070

Total Investment Company		1,989,070

(Cost $1,989,070)

Total Investments		$140,895,563
(Cost $100,397,578) — 99.92%
Other assets in excess of liabilities — 0.08%		108,276

NET ASSETS — 100.00%		$141,003,839

*	Non-income producing security.
(a)	Security delisted or issuer in bankruptcy.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliated investment.

Abbreviations used are defined below:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund

December 31, 2017 (Unaudited)

Shares		Value

Common Stocks — 98.09%
Consumer Discretionary — 12.46%
30,480	American Outdoor Brands Corp.*	$391,363
24,560	Carriage Services, Inc.	631,438
36,140	Dana, Inc.	1,156,841
89,350	Gray Television, Inc.*	1,496,613
41,190	Libbey, Inc.	309,749
44,690	Motorcar Parts of America, Inc.*	1,116,803
26,850	New Media Investment Group, Inc.	450,543
15,370	Red Robin Gourmet Burgers, Inc.*	866,868
27,420	Steven Madden Ltd.*	1,280,514
24,360	Tandy Leather Factory, Inc.*	187,572
39,590	Taylor Morrison Home Corp., Class A*	968,767
25,320	Unifi, Inc.*	908,228
12,840	Universal Electronics, Inc.*	606,690

		10,371,989

Consumer Staples — 1.68%
35,570	Dean Foods Co.	411,189
15,560	John B Sanfilippo & Son, Inc.	984,170

		1,395,359

Energy — 5.88%
102,780	Callon Petroleum Co.*	1,248,777
41,360	Delek US Holdings, Inc.	1,445,119
32,790	Gulfport Energy Corp.*	418,400
78,069	Ring Energy, Inc.*	1,085,159
17,060	RSP Permian, Inc.*	694,001

		4,891,456

Financials — 26.64%
9,600	American Financial Group, Inc.	1,041,984
23,610	AMERISAFE, Inc.	1,454,376
33,330	Chemical Financial Corp.	1,782,155
39,840	CoBiz Financial, Inc.	796,402
11,500	Community Bank System, Inc.	618,125
120,340	Compass Diversified Holdings LP	2,039,763
27,260	First Busey Corp.	816,165
30,729	Hanmi Financial Corp.	932,625
42,160	Heritage Financial Corp.	1,298,528
13,840	James River Group Holdings Ltd.	553,738
20,083	LegacyTexas Financial Group, Inc.	847,704
24,320	Mercantile Bank Corp.	860,198
5,010	Northrim BanCorp, Inc.	169,589
34,650	Pacific Premier Bancorp, Inc.*	1,386,000
14,000	ProAssurance Corp.	800,100
6,980	Reinsurance Group of America, Inc.	1,088,391
51,510	Sterling Bancorp	1,267,146
33,140	Synovus Financial Corp.	1,588,732

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

December 31, 2017 (Unaudited)

Shares		Value

17,760	Texas Capital Bancshares, Inc.*	$1,578,864
44,350	United Community Banks, Inc.	1,248,009

		22,168,594

Health Care — 4.04%
27,790	Globus Medical, Inc., Class A*	1,142,169
53,470	Invacare Corp.	900,970
2,790	Teleflex, Inc.	694,208
6,320	West Pharmaceutical Services, Inc.	623,594

		3,360,941

Industrials — 19.45%
116,998	ACCO Brands Corp.*	1,427,376
54,160	BMC Stock Holdings, Inc.*	1,370,248
44,600	Casella Waste Systems, Inc., Class A*	1,026,692
42,360	Columbus McKinnon Corp.	1,693,553
28,063	Ducommun, Inc.*	798,392
20,120	EnerSys	1,400,956
28,310	Ennis, Inc.	587,433
28,050	Greenbrier Cos., Inc. (The)	1,495,065
24,890	Herman Miller, Inc.	996,844
2,770	Kirby Corp.*	185,036
18,950	Lydall, Inc.*	961,712
42,246	Marten Transport Ltd.	857,594
50,770	NN, Inc.	1,401,252
15,863	Patrick Industries, Inc.*	1,101,651
19,670	Spirit Airlines, Inc.*	882,199

		16,186,003

Information Technology — 7.61%
4,210	Coherent, Inc.*	1,188,146
22,270	Cohu, Inc.	488,827
22,650	Novanta, Inc.*	1,132,500
52,240	PC Connection, Inc.	1,369,210
36,150	Sapiens International Corp. NV	416,448
8,650	Synaptics, Inc.*	345,481
5,310	Take-Two Interactive Software, Inc.*	582,932
32,190	Vishay Precision Group, Inc.*	809,578

		6,333,122

Materials — 6.67%
10,340	Kaiser Aluminum Corp.	1,104,829
25,249	Koppers Holdings, Inc.*	1,285,174
148,900	OMNOVA Solutions, Inc.*	1,489,000
19,480	Reliance Steel & Aluminum Co.	1,671,189

		5,550,192

Real Estate — 8.48%
40,630	Columbia Property Trust, Inc., REIT	932,458
29,090	Community Healthcare Trust, Inc., REIT	817,429

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

December 31, 2017 (Unaudited)

Shares		Value

8,720	CubeSmart, REIT	$252,182
76,520	DiamondRock Hospitality Co., REIT	863,911
4,710	EastGroup Properties, Inc., REIT	416,270
21,466	Gramercy Property Trust, REIT	572,284
21,720	LaSalle Hotel Properties, REIT	609,680
22,910	National Storage Affiliates Trust, REIT	624,527
34,100	Physicians Realty Trust, REIT	613,459
15,360	STAG Industrial, Inc., REIT	419,789
11,730	Terreno Realty Corp., REIT	411,254
35,120	UMH Properties, Inc., REIT	523,288

		7,056,531

Utilities — 5.18%
15,540	NorthWestern Corp.	927,738
37,870	Portland General Electric Co.	1,726,115
22,050	Spire, Inc.	1,657,057

		4,310,910

Total Common Stocks		81,625,097

(Cost $74,276,140)
Investment Company — 1.22%
1,016,828	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	1,016,828

Total Investment Company		1,016,828

(Cost $1,016,828)

Total Investments		$82,641,925
(Cost $75,292,968) — 99.31%
Other assets in excess of liabilities — 0.69%		577,254

NET ASSETS — 100.00%		$83,219,179

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund

December 31, 2017 (Unaudited)

Principal Amount		Value

U.S. Government Agency Obligations — 41.42%
Fannie Mae — 2.23%
$41,025,000	0.75%, 7/27/18	$40,912,184
19,687,000	0.88%, 2/8/18	19,683,460
3,609,000	0.88%, 3/28/18	3,606,182
9,903,000	0.88%, 5/21/18	9,889,496
1,500,000	1.05%, 2/27/18	1,499,486
1,040,000	1.10%, 3/12/18	1,039,827
2,000,000	1.10%, 3/13/18	1,999,587
2,156,000	1.13%, 10/19/18	2,151,657
50,846,000	1.88%, 9/18/18	51,065,726

		131,847,605

Federal Farm Credit Bank — 6.41%
5,750,000	0.70%, 4/6/18	5,742,819
3,750,000	0.80%, 3/8/18	3,747,680
1,000,000	0.83%, 7/27/18	997,284
4,000,000	0.88%, 6/25/18	3,993,028
8,000,000	0.88%, 9/20/18	7,972,310
4,000,000	0.91%, 3/1/18	3,998,287
3,000,000	0.93%, 3/14/18	2,998,675
1,680,000	(LIBOR USD 3-Month - 0.230%), 1.10%, 4/3/19(a)	1,678,187
7,900,000	1.11%, 2/20/18	7,899,282
7,850,000	1.14%, 3/19/18(b)	7,831,273
2,805,000	1.15%, 5/30/18	2,804,094
67,200,000	1.18%, 4/26/18(b)	66,951,024
400,000	1.22%, 4/27/18(b)	398,454
1,650,000	1.22%, 6/25/18	1,649,831
20,000,000	1.23%, 4/24/18(b)	19,924,089
300,000	1.26%, 5/22/18(b)	298,542
700,000	1.26%, 5/24/18(b)	696,549
11,000,000	1.26%, 8/21/18(b)	10,911,771
250,000	(LIBOR USD 3-Month - 0.060%), 1.31%, 10/25/19(a)	250,235
1,400,000	(LIBOR USD 1-Month + 0.040%), 1.41%, 1/2/18(a)	1,400,000
50,000,000	(LIBOR USD 1-Month + 0.045%), 1.41%, 11/1/18(a)	50,002,099
8,500,000	(LIBOR USD 1-Month + 0.050%), 1.42%, 2/2/18(a)	8,499,570
25,000,000	(LIBOR USD 1-Month + 0.050%), 1.42%, 5/4/18(a)	25,001,793
4,000,000	(LIBOR USD 3-Month - 0.035%), 1.45%, 9/4/18(a)	4,002,635
6,180,000	(LIBOR USD 1-Month + 0.045%), 1.48%, 4/9/18(a)	6,180,266
25,000,000	(LIBOR USD 1-Month + 0.140%), 1.50%, 8/1/18(a)	24,999,981
25,000,000	(LIBOR USD 1-Month + 0.180%), 1.55%, 4/4/18(a)	24,999,358
5,150,000	(LIBOR USD 1-Month + 0.030%), 1.56%, 3/22/18(a)	5,148,636
20,000,000	(LIBOR USD 3-Month - 0.030%), 1.57%, 9/18/18(a)	20,014,342
49,600,000	(LIBOR USD 1-Month + 0.120%), 1.58%, 11/13/18(a)	49,626,055
5,460,000	(LIBOR USD 1-Month + 0.180%), 1.61%, 10/11/19(a)	5,482,718
200,000	(LIBOR USD 1-Month + 0.170%), 1.64%, 11/14/19(a)	200,748
200,000	(LIBOR USD 3-Month - 0.010%), 1.66%, 9/23/19(a)	200,456
1,235,000	(LIBOR USD 1-Month + 0.190%), 1.69%, 9/20/19(a)	1,240,322

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

$ 1,970,000	(LIBOR USD 1-Month + 0.180%), 1.73%, 10/24/19(a)	$1,978,238
1,000,000	1.95%, 9/17/18	1,004,441
300,000	3.15%, 1/12/18	300,159
500,000	4.25%, 4/16/18	504,198

		381,529,429

Federal Home Loan Bank — 21.20%
12,500,000	0.63%, 8/7/18	12,447,151
625,000	0.72%, 1/16/18	624,896
4,035,000	0.75%, 1/19/18	4,034,048
3,400,000	0.88%, 3/19/18	3,398,128
46,295,000	0.88%, 10/1/18	46,160,720
750,000	0.95%, 7/23/18	748,010
2,000,000	1.00%, 3/29/18	1,999,217
25,000,000	1.06%, 1/17/18(b)	24,988,958
25,898,000	1.09%, 1/24/18(b)	25,880,749
2,000,000	1.13%, 4/17/18	1,999,416
14,865,000	1.13%, 9/14/18	14,850,278
24,900,000	1.14%, 3/9/18(b)	24,848,187
4,350,000	1.15%, 6/22/18	4,348,135
22,600,000	1.16%, 2/28/18(b)	22,558,849
10,000,000	1.20%, 2/9/18(b)	9,987,333
13,910,000	1.20%, 9/17/18	13,897,897
85,000,000	(LIBOR USD 3-Month - 0.150%), 1.24%, 11/6/19(a)	85,000,000
29,670,000	1.25%, 6/8/18	29,666,857
100,000	1.25%, 6/28/18	99,984
50,000,000	1.25%, 9/13/18	49,995,486
15,000,000	1.25%, 9/25/18	14,989,852
62,500,000	1.26%, 1/10/18(b)	62,482,514
35,000,000	1.27%, 1/31/18(b)	34,964,165
86,000,000	(LIBOR USD 3-Month - 0.160%), 1.29%, 5/24/19(a)	86,018,114
50,000,000	1.30%, 2/13/18(b)	49,924,167
50,000,000	(LIBOR USD 3-Month - 0.035%), 1.31%, 1/8/18(a)	50,000,000
1,200,000	1.32%, 8/14/18(b)	1,190,293
50,000,000	(LIBOR USD 3-Month - 0.160%), 1.34%, 6/5/19(a)	50,010,068
50,000,000	(LIBOR USD 1-Month - 0.060%), 1.34%, 8/7/19(a)	50,000,000
200,000	1.36%, 8/24/18(b)	198,258
75,000,000	(LIBOR USD 1-Month - 0.070%), 1.37%, 7/12/19(a)	75,000,000
21,625,000	1.38%, 3/9/18	21,631,626
6,010,000	(LIBOR USD 3-Month - 0.160%), 1.39%, 6/12/19(a)	6,010,277
85,000,000	(LIBOR USD 1-Month - 0.060%), 1.43%, 9/18/19(a)	85,000,000
500,000	(LIBOR USD 3-Month - 0.130%), 1.44%, 9/14/18(a)	500,125
50,000,000	(LIBOR USD 3-Month - 0.120%), 1.44%, 12/13/19(a)	50,000,000
100,000,000	(LIBOR USD 1-Month), 1.50%, 6/19/18(a)	100,000,000
100,000,000	(LIBOR USD 1-Month + 0.050%), 1.60%, 10/26/18(a)	100,000,000
29,310,000	2.00%, 9/14/18	29,449,061

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

$ 16,000,000	2.75%, 6/8/18	$16,105,344
1,000,000	3.25%, 3/9/18	1,003,734

		1,262,011,897

Freddie Mac — 2.42%
28,519,000	0.75%, 1/12/18	28,516,250
2,686,000	GMTN, 0.75%, 4/9/18	2,682,854
4,374,000	0.88%, 3/7/18	4,371,588
2,150,000	MTN, 1.00%, 6/29/18	2,147,375
1,000,000	1.00%, 6/29/18	998,780
500,000	MTN, 1.25%, 1/30/18	500,057
10,355,000	1.25%, 6/22/18	10,353,419
7,965,000	MTN, 1.30%, 7/16/18	7,964,934
2,000,000	MTN, 1.30%, 9/18/18	2,000,523
15,000,000	(LIBOR USD 3-Month - 0.030%), MTN, 1.32%, 1/8/18(a)	15,000,000
35,000,000	(LIBOR USD 3-Month - 0.030%), MTN, 1.33%, 1/12/18(a)	35,000,000
6,000,000	MTN, 1.38%, 1/30/18	6,000,297
3,150,000	(LIBOR USD 3-Month + 0.020%), 1.54%, 3/8/18(a)	3,150,256
1,060,000	4.88%, 6/13/18	1,076,610
9,641,000	5.00%, 6/29/18	9,814,306
14,461,000	5.00%, 8/1/18	14,767,342

		144,344,591

Overseas Private Investment Corp. — 9.16%
2,750,000	1.26%, 1/26/18(b)	2,830,676
27,170,000	1.28%, 1/7/18(b)	27,339,163
9,675,000	1.29%, 3/17/18(b)	9,794,264
25,000,000	1.30%, 1/12/18(b)	25,153,669
6,900,000	1.37%, 4/30/18(b)	6,964,268
816,667	MTN, 1.44%, 4/30/18(b)	824,083
10,452,000	(US Treasury Bill Yield 3-Month), 1.45%, 5/15/30(a)	10,452,000
80,187,000	(US Treasury Bill Yield 3-Month), 1.49%, 9/15/20(a)	80,187,000
10,000,000	(US Treasury Bill Yield 3-Month), 1.49%, 6/15/25(a)	10,000,000
50,000,000	(US Treasury Bill Yield 3-Month), 1.49%, 2/15/28(a)	50,000,000
15,000,000	(US Treasury Bill Yield 3-Month), 1.49%, 11/15/28(a)	15,000,000
15,000,000	(US Treasury Bill Yield 3-Month), 1.49%, 8/15/29(a)	15,000,000
12,000,000	(US Treasury Bill Yield 3-Month), 1.51%, 1/20/35(a)	12,000,000
15,000,000	(US Treasury Bill Yield 3-Month), 1.51%, 4/20/35(a)	15,000,000
9,400,000	(US Treasury Bill Yield 3-Month), 1.51%, 4/20/35(a)	9,400,000
5,000,000	(US Treasury Bill Yield 3-Month), 1.53%, 7/20/22(a)	5,000,000
8,260,870	(US Treasury Bill Yield 3-Month), 1.53%, 9/15/22(a)	8,260,870
14,000,000	(US Treasury Bill Yield 3-Month), 1.53%, 2/15/28(a)	14,000,000
25,979,245	(US Treasury Bill Yield 3-Month), 1.53%, 1/15/30(a)	25,979,245
40,000,000	1.55%, 5/17/18(b)	40,079,293
9,333,334	(US Treasury Bill Yield 3-Month), 1.55%, 8/15/19(a)	9,333,334
2,000,000	(US Treasury Bill Yield 3-Month), 1.55%, 12/16/19(a)	2,000,000
21,600,000	(US Treasury Bill Yield 3-Month), 1.55%, 11/15/22(a)	21,600,000
2,982,456	(US Treasury Bill Yield 3-Month), 1.55%, 3/15/24(a)	2,982,456

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

$ 1,096,491	(US Treasury Bill Yield 3-Month), 1.55%, 3/15/24(a)	$1,096,491
9,229,983	(US Treasury Bill Yield 3-Month), 1.55%, 10/10/25(a)	9,229,983
9,146,830	(US Treasury Bill Yield 3-Month), 1.55%, 10/10/25(a)	9,146,830
13,800,000	(US Treasury Bill Yield 3-Month), 1.55%, 6/1/33(a)	13,800,000
7,000,000	(US Treasury Bill Yield 3-Month), 1.55%, 10/15/33(a)	7,000,000
1,500,000	(US Treasury Bill Yield 3-Month), 1.55%, 10/15/33(a)	1,500,000
12,456,038	(US Treasury Bill Yield 3-Month), 1.55%, 6/15/34(a)	12,456,038
9,091,833	(US Treasury Bill Yield 3-Month), 1.55%, 6/15/34(a)	9,091,833
15,000,000	(US Treasury Bill Yield 3-Month), 1.55%, 7/7/40(a)	15,000,000
14,300,000	(US Treasury Bill Yield 3-Month), 1.55%, 7/7/40(a)	14,300,000
8,500,000	(US Treasury Bill Yield 3-Month), 1.55%, 7/7/40(a)	8,500,000
7,500,000	(US Treasury Bill Yield 3-Month), 1.55%, 7/7/40(a)	7,500,000
4,500,000	(US Treasury Bill Yield 3-Month), 1.55%, 7/7/40(a)	4,500,000
8,000,000	1.68%, 5/20/18(b)	8,015,965
2,585,000	1.70%, 11/15/18(b)	2,590,813
2,400,000	1.70%, 11/15/18(b)	2,405,397

		545,313,671

Total U.S. Government Agency Obligations		2,465,047,193

(Cost $2,465,047,193)

U.S. Government Agency Backed Mortgages — 3.09%
Fannie Mae — 2.26%
11,194,827	Pool #469782, 2.49%, 12/1/18	11,224,689
2,824,000	Pool #AM6261, (LIBOR USD 1-Month + 0.220%), 1.59%, 7/1/19(a)	2,824,383
10,732,362	Pool #AM7163, (LIBOR USD 1-Month + 0.450%), 1.68%, 5/1/19(a)	10,732,362
52,407,000	Pool #AN7023, 1.09%, 1/2/18(b)	52,407,000
38,899,100	Pool #AN7057, 1.10%, 1/2/18(b)	38,899,100
139,911	Series 2013-M13, Class FA, (LIBOR USD 1-Month + 0.350%), 1.90%, 5/25/18(a)	139,928
1,028,961	Series 2013-M14, Class FA, (LIBOR USD 1-Month + 0.350%), 1.90%, 8/25/18(a)	1,029,340
352,500	Series 2013-M4, Class ASQ2, 1.45%, 2/1/18	352,500
567,863	Series 2013-M7, Class ASQ2, 1.23%, 3/2/18	567,780
6,236,088	Series 2014-M8, Class FA, (LIBOR USD 1-Month + 0.250%), 1.53%, 5/1/18(a)	6,236,159
1,641,577	Series 2015-M1, Class ASQ2, 1.63%, 2/1/18	1,641,564
2,013,722	Series 2015-M10, Class FA, (LIBOR USD 1-Month + 0.250%), 1.53%, 3/1/19(a)	2,014,181
165,050	Series 2015-M3, Class FA, (LIBOR USD 1-Month + 0.220%), 1.50%, 6/1/18(a)	165,049
2,298,919	Series 2015-M4, Class FA, (LIBOR USD 1-Month + 0.210%), 1.49%, 9/1/18(a)	2,299,088

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

$ 2,462,392	Series 2015-M7, Class ASQ2, 1.55%, 4/1/18	$2,462,210
1,685,975	Series 2015-M8, Class FA, (LIBOR USD 1-Month + 0.170%), 1.45%, 11/1/18(a)	1,685,457

		134,680,790

Freddie Mac — 0.83%
10,218,590	Series K702, Class A2, 3.15%, 2/1/18	10,221,101
21,893,006	Series K703, Class A2, 2.70%, 5/1/18	21,924,284
12,251,811	Series K704, Class A2, 2.41%, 8/1/18	12,269,047
4,822,000	Series K705, Class A2, 2.30%, 9/1/18	4,834,697

		49,249,129

Total U.S. Government Agency Backed Mortgages		183,929,919

(Cost $183,929,919)

U.S. Treasury Obligations — 2.74%
U.S. Treasury Notes — 2.74%
25,000,000	0.88%, 1/15/18	24,999,139
50,000,000	1.06%, 1/2/18(b)	50,000,000
7,500,000	1.12%, 2/15/18(b)	7,489,939
38,000,000	1.24%, 5/15/18(b)	37,824,410
12,500,000	1.28%, 8/15/18(b)	12,400,695
30,065,000	(US Treasury Bill Yield 3-Month + 0.272%), 1.72%, 1/31/18(a)	30,065,520

		162,779,703

Total U.S. Treasury Obligations		162,779,703

(Cost $162,779,703)

Variable Rate Demand Note — 13.88%
Municipal Bonds — 13.62%
California — 1.88%
2,105,000	Abag Finance Authority for Nonprofit Corps Gaia Buildings Revenue, Series A-T, 1.65%, 9/15/32, (Credit Support: Fannie Mae), Callable 1/15/18 @ 100(c)	2,105,000
50,000,000	Abag Finance Authority for Nonprofit Corps Crossing Apartments Revenue, Series A, 1.65%, 12/15/37, (Credit Support: Fannie Mae), Callable 1/15/18 @ 100(c)	50,000,000
17,600,000	California Statewide Communities Development Authority Multi Family Housing Kimberly Woods Revenue, Series B, 1.42%, 6/15/25, (Credit Support: Fannie Mae), Callable 1/15/18 @ 100(c)	17,600,000
4,340,000	California Statewide Communities Development Authority Oakmont Senior Living Revenue, Series Y, 1.65%, 8/1/31, (Credit Support: Fannie Mae), Callable 1/15/18 @ 100(c)	4,340,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

$25,000,000	California Statewide Communities Development Authority Multi Family Housing Dublin Ranch Apartments Revenue, 1.65%, 12/15/37, (Credit Support: Fannie Mae), Callable 1/15/18 @ 100(c)	$25,000,000
13,100,000	San Francisco City & County Housing Authority City Heights Apartments Refunding Revenue, Series A, 1.43%, 6/15/25, (Credit Support: Fannie Mae), Callable 1/15/18 @ 100(c)	13,100,000

		112,145,000

District of Columbia — 0.24%
14,150,000	District of Columbia Housing Finance Agency Refunding Revenue, 1.73%, 2/1/46, (Credit Support: Freddie Mac)(c)	14,150,000

Florida — 0.29%
17,270,000	Orange County Housing Finance Authority Post Fountains Project Refunding Revenue, 1.70%, 6/1/25, (Credit Support: Fannie Mae), Callable 1/15/18 @ 100(c)	17,270,000

Indiana — 0.06%
3,500,000	City of Indianapolis Lakeside Pointe & Fox Club Refunding Revenue, 1.64%, 5/15/38, (Credit Support: Fannie Mae), Callable 1/15/18 @ 100(c)	3,500,000

Kentucky — 0.00%
290,000	Kentucky Housing Corp. Overlook Terraces Apartments Revenue, Series B, 1.65%, 11/15/40, (Credit Support: Fannie Mae), Callable 1/15/18 @ 100(c)	290,000

Minnesota — 0.19%
11,045,000	City of Roseville MN Eaglecrest Project Revenue, 1.71%, 7/1/39, (Credit Support: Freddie Mac), Callable 2/1/18 @ 100(c)	11,045,000

New York — 10.07%
50,000,000	New York City Housing Development Corp. Multi Family Related Sierra Device Revenue, Series A, 1.70%, 3/15/33, (Credit Support: Fannie Mae), Callable 1/15/18 @ 100(c)	50,000,000
18,950,000	New York City Housing Development Corp. Multi Family 90 Washington Street Revenue, Series A, 1.73%, 2/15/35, (Credit Support: Fannie Mae), Callable 1/10/18 @ 100(c)	18,950,000
8,500,000	New York City Housing Development Corp. Multi Family Royal Revenue, Series A, 1.68%, 4/15/35, (Credit Support: Fannie Mae)(c)	8,500,000
49,600,000	New York City Housing Development Corp. Multi Family Nicole Revenue, Series A, 1.70%, 11/15/35, (Credit Support: Fannie Mae), Callable 1/4/18 @ 100(c)	49,600,000
35,680,000	New York City Housing Development Corp. Multi Family 90 West Street Revenue, Series A, 1.65%, 3/15/36, (Credit Support: Fannie Mae), Callable 1/4/18 @ 100(c)	35,680,000
8,025,000	New York City Housing Development Corp. Multi Family Lexington Courts Revenue, Series A, 1.73%, 12/1/39, (Credit Support: Freddie Mac), Callable 2/1/18 @ 100(c)	8,025,000
9,200,000	New York City Housing Development Corp. Multi Family Markham Gardens Apartments Revenue, Series A, 1.70%, 1/2/40, (Credit Support: Freddie Mac), Callable 1/4/18 @ 100(c)	9,200,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

$ 5,080,000	New York City Housing Development Corp. Multi Family Bruckner Revenue, Series A, 1.73%, 11/1/48, (Credit Support: Freddie Mac), Callable 1/4/18 @ 100(c)	$5,080,000
39,050,000	New York State Housing Finance Agency Union Square South Revenue, 1.70%, 11/1/24, (Credit Support: Fannie Mae), Callable 1/4/18 @ 100(c)	39,050,000
50,000,000	New York State Housing Finance Agency 240 East 39th Street Revenue, 1.70%, 5/15/30, (Credit Support: Fannie Mae), Callable 1/4/18 @ 100(c)	50,000,000
1,560,000	New York State Housing Finance Agency Revenue, Series B, 1.51%, 5/15/33, (Credit Support: Fannie Mae), Callable 1/4/18 @ 100(c)	1,560,000
11,000,000	New York State Housing Finance Agency 900 8th Avenue Revenue, Series A, 1.70%, 5/15/35, (Credit Support: Fannie Mae), Callable 1/10/18 @ 100(c)	11,000,000
14,150,000	New York State Housing Finance Agency Bowery Revenue, Series A, 1.43%, 11/1/37, (Credit Support: Freddie Mac), Callable 1/4/18 @ 100(c)	14,150,000
80,000,000	New York State Housing Finance Agency 55 West 25th Street Revenue, Series A, 1.70%, 11/15/38, (Credit Support: Fannie Mae), Callable 1/10/18 @ 100(c)	80,000,000
44,710,000	New York State Housing Finance Agency Taconic Refunding Revenue, 1.76%, 5/15/39, (Credit Support: Fannie Mae), Callable 1/4/18 @ 100(c)	44,710,000
6,900,000	New York State Housing Finance Agency 316 11th Avenue Revenue, Series B, 1.65%, 5/15/41, (Credit Support: Fannie Mae), Callable 1/4/18 @ 100(c)	6,900,000
68,135,000	New York State Housing Finance Agency 600 West 42nd Street Revenue, 1.70%, 5/15/41, (Credit Support: Fannie Mae), Callable 1/4/18 @ 100(c)	68,135,000
13,000,000	New York State Housing Finance Agency 42nd Street Revenue, 1.73%, 11/1/41, (Credit Support: Freddie Mac), Callable 1/4/18 @ 100(c)	12,999,870
50,250,000	New York State Housing Finance Agency 42nd Street Revenue, 1.75%, 11/1/41, (Credit Support: Freddie Mac), Callable 1/4/18 @ 100(c)	50,249,498
29,110,000	New York State Housing Finance Agency 42nd & 10th Street Revenue, 1.80%, 11/1/41, (Credit Support: Freddie Mac), Callable 1/4/18 @ 100(c)	29,110,000
6,340,000	New York State Housing Finance Agency College Arms Revenue, Series A, 1.70%, 5/1/48, (Credit Support: Freddie Mac), Callable 1/4/18 @ 100(c)	6,340,000

		599,239,368

Texas — 0.14%
8,200,000	Southeast Texas Housing Finance Corp. Wyndham Park Aparments Revenue, 1.43%, 7/15/41, (Credit Support: Fannie Mae), Callable 1/15/18 @ 100(c)	8,200,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

Virginia — 0.08%
$ 5,000,000	Harrisonburg Redevelopment & Housing Authority Woodman West Apartments Project, 1.65%, 6/15/43, (Credit Support: Fannie Mae), Callable 1/15/18 @ 100(c)	$5,000,000

Washington — 0.67%
22,545,000	Vancouver Housing Authority Multi Family Revenue, 1.75%, 12/1/38, (Credit Support: Freddie Mac), Callable 1/4/18 @ 100(c)	22,545,000
17,400,000	Washington State Housing Finance Commission New Haven Apartments Revenue, 1.60%, 12/15/44, (Credit Support: Fannie Mae), Callable 1/15/18 @ 100(c)	17,400,000

		39,945,000

		810,784,368

Corporate Bonds — 0.26%
Financial — 0.26%
15,200,000	Net Magan Two LLC, 1.56%, 4/1/26, (LOC : Federal Home Loan Bank)(c)	15,200,000

		15,200,000

Total Variable Rate Demand Note		825,984,368

(Cost $825,984,368)
Repurchase Agreements — 38.91%
10,000,000	BNP Paribas Securities Corp., dated 12/29/17; due 1/2/18 at 1.38% with maturity value of $10,001,533 (fully collateralized by a U.S. Treasury security with a maturity date of 8/15/44 at a rate of 3.13%, original par and fair value of $9,417,700 and $10,200,018, respectively)	10,000,000

	Total Value of BNP Paribas Securities Corp., (collateral value of $ 10,200,018)	10,000,000

125,000,000	Citigroup Global, dated 12/28/17; due 1/4/18 at 1.35% with maturity value of $125,032,812 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 7/31/18 to 5/15/43 at rates ranging from 0.75% to 2.88%, aggregate original par and fair value of $125,324,800 and $127,500,012, respectively)	125,000,000
125,000,000	Citigroup Global, dated 12/26/17; due 1/2/18 at 1.36% with maturity value of $125,033,056 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 11/15/22 to 11/15/46 at rates ranging from 2.88% to 7.63%, aggregate original par and fair value of $115,485,900 and $127,500,047, respectively)	125,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

$ 75,000,000

Citigroup Global, dated 12/26/17; due 1/2/18 at 1.35% with maturity value of $75,019,688 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 4/30/19 to 2/15/43 at rates ranging from 1.25% to 3.13%, aggregate original par and fair value of $71,844,200 and $76,500,036, respectively)

		$ 75,000,000
75,000,000	Citigroup Global, dated 12/28/17; due 1/4/18 at 1.36% with maturity value of $75,019,833 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 11/15/19 to 8/31/21 at rates ranging from 1.13% to 3.38%, aggregate original par and fair value of $76,708,200 and $76,500,052, respectively)	75,000,000
75,000,000	Citigroup Global, dated 12/29/17; due 1/2/18 at 1.39% with maturity value of $75,011,583 (fully collateralized by a U.S. Treasury security with a maturity date of 11/15/19 at a rate of 3.38%, original par and fair value of $74,168,000 and $76,500,006, respectively	75,000,000

	Total Value of Citigroup Global, (collateral value of $ 484,500,153)	475,000,000

200,000,000	Deutsche Bank Securities, dated 12/29/17; due 1/2/18 at 1.40% with maturity value of $200,031,111 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 10/15/18 to 11/15/46 at rates ranging from 0.88% to 2.88%, aggregate original par and fair value of $199,127,500 and $204,000,013, respectively)	200,000,000

	Total Value of Deutsche Bank Securities, (collateral value of $ 204,000,013)	200,000,000

700,000,000	National Australia Bank, dated 12/29/17; due 1/2/18 at 1.34% with maturity value of $700,104,222 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 12/31/18 to 5/31/24 at rates ranging from 1.25% to 8.50%, aggregate original par and fair value of $700,000,000 and $714,575,838, respectively)	700,000,000
450,000,000	National Australia Bank, dated 12/29/17; due 1/2/18 at 1.34% with maturity value of $450,067,000 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 9/13/18 to 5/15/24 at rates ranging from 0.00% to 2.50%, aggregate original par and fair value of $450,000,000 and $458,187,680, respectively)	450,000,000
100,000,000	National Australia Bank, dated 12/29/17; due 1/2/18 at 1.30% with maturity value of $100,014,444 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 9/13/18 to 2/15/21 at rates ranging from 0.00% to 8.50%, aggregate original par and fair value of $100,000,000 and $102,139,230, respectively)	100,000,000

	Total Value of National Australia Bank, (collateral value of $ 1,274,902,748)	1,250,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

$ 80,000,000	TD Securities (USA), dated 12/29/17; due 1/2/18 at 1.41% with maturity value of $80,012,533 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 4/15/20 to 1/15/26 at rates ranging from 0.13% to 2.00%, aggregate original par and fair value of $70,235,100 and $81,600,098, respectively)	$80,000,000

	Total Value of TD Securities (USA), (collateral value of $ 81,600,098)	80,000,000

150,000,000	Wells Fargo Securities, dated 12/29/17; due 1/2/18 at 1.40% with maturity value of $150,023,333 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 5/10/18 to 10/15/18 at rates ranging from 0.00% to 0.88%, aggregate original par and fair value of $153,780,800 and $153,000,059, respectively)	150,000,000
150,000,000	Wells Fargo Securities, dated 12/29/17; due 1/2/18 at 1.41% with maturity value of $150,023,500 (fully collateralized by a Freddie Mac security with a maturity date of 11/1/47 at a rate of 3.50%, original par and fair value of $149,027,248 and $153,000,001, respectively)	150,000,000

	Total Value of Wells Fargo Securities, (collateral value of $ 306,000,060)	300,000,000

Total Repurchase Agreements		2,315,000,000

(Cost $2,315,000,000)

Total Investments		$5,952,741,183
(Cost $5,952,741,183) — 100.04%

Liabilities in excess of other assets — (0.04)%		(2,162,834)

NET ASSETS — 100.00%		$5,950,578,349

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2017.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

December 31, 2017 (Unaudited)

Abbreviations used are defined below:

FOR - Foreign Ownership Receipt

GMTN - Global Medium Term Note

LIBOR - London Interbank Offered Rate

LOC - Letter of Credit

MTN - Medium Term Note

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

December 31, 2017 (Unaudited)

Principal Amount		Value

U.S. Government Agency Backed Mortgages — 89.15%
Fannie Mae — 55.04%
$ 500,000	(TBA), 2.80%, 1/1/26(a)	$498,679
1,000,000	(TBA), 3.44%, 1/1/28(a)	1,027,495
166,055	Pool #257613, 5.50%, 6/1/38	184,263
66,642	Pool #257656, 6.00%, 8/1/38	74,708
123,613	Pool #257663, 5.50%, 8/1/38	138,751
109,772	Pool #257890, 5.50%, 2/1/38	123,181
116,114	Pool #257892, 5.50%, 2/1/38	131,241
129,258	Pool #257903, 5.50%, 2/1/38	143,471
77,156	Pool #257913, 5.50%, 1/1/38	86,195
66,319	Pool #257926, 5.50%, 3/1/38	75,456
60,709	Pool #258022, 5.50%, 5/1/34	68,357
133,314	Pool #258070, 5.00%, 6/1/34	145,094
40,207	Pool #258121, 5.50%, 6/1/34	45,191
128,028	Pool #258152, 5.50%, 8/1/34	141,855
70,382	Pool #258157, 5.00%, 8/1/34	76,502
64,964	Pool #258163, 5.50%, 8/1/34	72,395
113,626	Pool #258166, 5.50%, 9/1/34	125,980
88,484	Pool #258224, 5.50%, 12/1/34	96,997
60,332	Pool #258238, 5.00%, 1/1/35	65,624
91,597	Pool #258251, 5.50%, 1/1/35	102,086
109,980	Pool #258305, 5.00%, 3/1/35	119,616
91,740	Pool #258336, 5.00%, 4/1/35	100,293
60,868	Pool #258340, 5.00%, 3/1/35	66,505
15,790	Pool #258393, 5.00%, 5/1/35	16,965
64,044	Pool #258394, 5.00%, 5/1/35	70,102
241,477	Pool #258395, 5.50%, 6/1/35	268,191
61,092	Pool #258403, 5.00%, 6/1/35	66,865
82,134	Pool #258404, 5.00%, 6/1/35	89,645
47,957	Pool #258410, 5.00%, 4/1/35	52,483
105,002	Pool #258448, 5.00%, 8/1/35	113,076
188,013	Pool #258450, 5.50%, 8/1/35	207,818
91,579	Pool #258456, 5.00%, 8/1/35	99,700
80,006	Pool #258571, 5.50%, 11/1/35	88,528
89,525	Pool #258600, 6.00%, 1/1/36	101,945
223,185	Pool #258627, 5.50%, 2/1/36	245,862
103,329	Pool #258634, 5.50%, 2/1/36	114,740
55,509	Pool #258658, 5.50%, 3/1/36	62,513
51,648	Pool #258737, 5.50%, 12/1/35	57,639
42,631	Pool #259004, 8.00%, 2/1/30	50,845
44,963	Pool #259030, 8.00%, 4/1/30	52,454
44,773	Pool #259181, 6.50%, 3/1/31	51,078
11,856	Pool #259187, 6.50%, 4/1/31	12,884
71,617	Pool #259190, 6.50%, 4/1/31	81,482
81,681	Pool #259316, 6.50%, 11/1/31	92,922
30,648	Pool #259378, 6.00%, 12/1/31	34,794
34,479	Pool #259393, 6.00%, 1/1/32	39,261

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

$ 43,416	Pool #259590, 5.50%, 11/1/32	$48,759
175,625	Pool #259611, 5.50%, 11/1/32	194,591
46,086	Pool #259634, 5.50%, 12/1/32	50,520
140,115	Pool #259659, 5.50%, 2/1/33	155,887
33,473	Pool #259671, 5.50%, 2/1/33	37,611
81,423	Pool #259686, 5.50%, 3/1/33	90,544
38,202	Pool #259722, 5.00%, 5/1/33	41,507
49,984	Pool #259724, 5.00%, 5/1/33	54,481
119,741	Pool #259725, 5.00%, 5/1/33	129,791
108,167	Pool #259729, 5.00%, 6/1/33	117,266
62,706	Pool #259761, 5.00%, 6/1/33	68,158
103,950	Pool #259764, 5.00%, 7/1/33	112,680
114,935	Pool #259777, 5.00%, 7/1/33	124,275
83,730	Pool #259781, 5.00%, 7/1/33	90,824
50,741	Pool #259789, 5.00%, 7/1/33	55,309
92,927	Pool #259807, 5.00%, 8/1/33	100,721
125,866	Pool #259816, 5.00%, 8/1/33	136,114
28,119	Pool #259819, 5.00%, 8/1/33	30,648
51,946	Pool #259830, 5.00%, 8/1/33	56,500
34,393	Pool #259848, 5.00%, 9/1/33	37,490
72,981	Pool #259867, 5.50%, 10/1/33	81,380
62,336	Pool #259869, 5.50%, 10/1/33	68,934
108,192	Pool #259875, 5.50%, 10/1/33	119,806
70,406	Pool #259876, 5.50%, 10/1/33	78,481
40,557	Pool #259879, 5.50%, 10/1/33	45,599
100,088	Pool #259930, 5.00%, 11/1/33	107,543
38,596	Pool #259998, 5.00%, 3/1/34	42,081
6,877,926	Pool #465537, 4.20%, 7/1/20	7,181,490
672,044	Pool #465946, 3.61%, 9/1/20	693,691
1,796,452	Pool #468226, 3.86%, 6/1/21	1,879,181
273,632	Pool #469101, 3.75%, 2/1/27	290,033
775,457	Pool #469239, 2.69%, 10/1/18	777,200
431,612	Pool #470439, 2.91%, 5/1/22	438,844
3,055,289	Pool #470561, 2.94%, 2/1/22	3,110,940
906,816	Pool #470828, 3.53%, 3/1/32	949,051
901,029	Pool #471478, 2.61%, 8/1/22	905,556
3,318,241	Pool #471948, 2.86%, 7/1/22	3,368,608
175,460	Pool #557295, 7.00%, 12/1/29	200,187
31,456	Pool #576445, 6.00%, 1/1/31	34,606
73,260	Pool #579402, 6.50%, 4/1/31	83,878
135,321	Pool #583728, 6.50%, 6/1/31	154,351
66,048	Pool #585148, 6.50%, 7/1/31	74,899
34,843	Pool #590931, 6.50%, 7/1/31	39,610
55,406	Pool #590932, 6.50%, 7/1/31	62,261
39,940	Pool #601865, 6.50%, 4/1/31	43,686
35,936	Pool #601868, 6.00%, 7/1/29	40,350
50,664	Pool #607611, 6.50%, 11/1/31	58,103
99,522	Pool #634271, 6.50%, 5/1/32	113,434

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

$ 42,967	Pool #644232, 6.50%, 6/1/32	$49,442
25,964	Pool #644432, 6.50%, 7/1/32	29,733
42,309	Pool #644437, 6.50%, 6/1/32	48,625
2,038,913	Pool #663159, 5.00%, 7/1/32(b)	2,199,869
79,679	Pool #670278, 5.50%, 11/1/32	89,338
38,516	Pool #676702, 5.50%, 11/1/32	42,725
52,437	Pool #677591, 5.50%, 12/1/32	58,332
174,458	Pool #681883, 6.00%, 3/1/33	197,254
124,808	Pool #686542, 5.50%, 3/1/33	136,816
229,590	Pool #695961, 5.50%, 1/1/33	254,223
194,430	Pool #696407, 5.50%, 4/1/33	216,644
430,004	Pool #702478, 5.50%, 6/1/33	476,818
124,693	Pool #702479, 5.00%, 6/1/33	134,858
66,452	Pool #703210, 5.50%, 9/1/32	72,971
152,624	Pool #720025, 5.00%, 8/1/33	165,234
252,257	Pool #723066, 5.00%, 4/1/33	272,954
247,401	Pool #723067, 5.50%, 5/1/33	273,085
276,166	Pool #723070, 4.50%, 5/1/33	296,457
293,516	Pool #727311, 4.50%, 9/1/33	314,100
189,922	Pool #727312, 5.00%, 9/1/33	205,978
154,683	Pool #727315, 6.00%, 10/1/33	175,915
39,825	Pool #738589, 5.00%, 9/1/33	43,416
100,284	Pool #739269, 5.00%, 9/1/33	108,627
165,165	Pool #743595, 5.50%, 10/1/33	183,251
160,843	Pool #748041, 4.50%, 10/1/33	171,545
181,023	Pool #749891, 5.00%, 9/1/33	196,267
110,025	Pool #749897, 4.50%, 9/1/33	117,785
13,359	Pool #750984, 5.00%, 12/1/18	13,530
12,509	Pool #751008, 5.00%, 12/1/18	12,655
231,833	Pool #753533, 5.00%, 11/1/33	249,911
87,671	Pool #755679, 6.00%, 1/1/34	100,202
56,872	Pool #755746, 5.50%, 12/1/33	63,962
41,602	Pool #763551, 5.50%, 3/1/34	46,820
138,625	Pool #763820, 5.50%, 1/1/34	153,177
26,565	Pool #765216, 5.00%, 1/1/19	26,935
4,676	Pool #773096, 4.50%, 3/1/19	4,739
32,430	Pool #773476, 5.50%, 7/1/19	33,168
46,406	Pool #776851, 6.00%, 10/1/34	53,059
724,396	Pool #777621, 5.00%, 2/1/34	785,412
128,829	Pool #781437, 6.00%, 8/1/34	145,549
84,061	Pool #781741, 6.00%, 9/1/34	95,433
16,797	Pool #781907, 5.00%, 2/1/21	17,349
141,074	Pool #781954, 5.00%, 6/1/34	153,104
169,298	Pool #781959, 5.50%, 6/1/34	185,720
266,551	Pool #783893, 5.50%, 12/1/34	295,349
75,221	Pool #783929, 5.50%, 10/1/34	83,917
23,887	Pool #788329, 6.50%, 8/1/34	26,106
162,498	Pool #797623, 5.00%, 7/1/35	176,202

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

$123,583	Pool #797627, 5.00%, 7/1/35	$134,084
114,265	Pool #798725, 5.50%, 11/1/34	128,178
104,720	Pool #799548, 6.00%, 9/1/34	118,660
954,490	Pool #806754, 4.50%, 9/1/34	1,022,137
333,020	Pool #806757, 6.00%, 9/1/34	376,358
759,965	Pool #806761, 5.50%, 9/1/34	841,538
116,817	Pool #808205, 5.00%, 1/1/35	126,657
30,007	Pool #813942, 5.00%, 11/1/20	30,834
200,543	Pool #815009, 5.00%, 4/1/35	217,458
100,791	Pool #817641, 5.00%, 11/1/35	109,916
122,929	Pool #820334, 5.00%, 9/1/35	133,400
317,313	Pool #820335, 5.00%, 9/1/35	342,977
182,151	Pool #820336, 5.00%, 9/1/35	198,959
398,047	Pool #822008, 5.00%, 5/1/35	431,752
175,895	Pool #829005, 5.00%, 8/1/35	191,447
182,882	Pool #829006, 5.50%, 9/1/35	202,925
168,323	Pool #829275, 5.00%, 8/1/35	182,591
160,141	Pool #829276, 5.00%, 8/1/35	173,716
116,367	Pool #829277, 5.00%, 8/1/35	125,972
440,186	Pool #829649, 5.50%, 3/1/35	488,014
300,783	Pool #844361, 5.50%, 11/1/35	333,648
154,086	Pool #845245, 5.50%, 11/1/35	172,692
59,587	Pool #866969, 6.00%, 2/1/36	68,355
159,973	Pool #867569, 6.00%, 2/1/36	181,356
77,099	Pool #867574, 5.50%, 2/1/36	86,095
120,366	Pool #870599, 6.00%, 6/1/36	136,325
189,632	Pool #871072, 5.50%, 2/1/37	210,544
177,738	Pool #884693, 5.50%, 4/1/36	198,166
471,541	Pool #885724, 5.50%, 6/1/36	521,411
78,593	Pool #908671, 6.00%, 1/1/37	89,424
248,625	Pool #911730, 5.50%, 12/1/21	259,437
75,696	Pool #919368, 5.50%, 4/1/37	84,895
289,666	Pool #922582, 6.00%, 12/1/36	327,500
341,270	Pool #934941, 5.00%, 8/1/39	372,384
303,416	Pool #934942, 5.00%, 9/1/39	331,079
169,623	Pool #941204, 5.50%, 6/1/37	188,433
62,018	Pool #943394, 5.50%, 6/1/37	70,136
216,419	Pool #944502, 6.00%, 6/1/37	243,541
346,692	Pool #948600, 6.00%, 8/1/37	390,944
101,027	Pool #952598, 6.00%, 7/1/37	114,853
126,030	Pool #952623, 6.00%, 8/1/37	142,535
110,878	Pool #952632, 6.00%, 7/1/37	125,357
165,240	Pool #952678, 6.50%, 8/1/37	191,127
96,353	Pool #952693, 6.50%, 8/1/37	110,230
348,414	Pool #958502, 5.07%, 5/1/19	357,873
104,689	Pool #975769, 5.50%, 3/1/38	116,757
78,474	Pool #982898, 5.00%, 5/1/38	85,849
144,952	Pool #983033, 5.00%, 5/1/38	157,329

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

$ 144,114	Pool #984842, 5.50%, 6/1/38	$159,916
118,779	Pool #986239, 6.00%, 7/1/38	133,337
128,417	Pool #986957, 5.50%, 7/1/38	142,498
73,539	Pool #990510, 5.50%, 8/1/38	83,005
282,643	Pool #990511, 6.00%, 8/1/38	319,031
169,905	Pool #990617, 5.50%, 9/1/38	190,446
135,642	Pool #AA0526, 5.00%, 12/1/38	147,161
129,825	Pool #AA0644, 4.50%, 3/1/39	139,415
304,272	Pool #AA0645, 4.50%, 3/1/39	326,795
148,089	Pool #AA2243, 4.50%, 5/1/39	160,601
407,844	Pool #AA3142, 4.50%, 3/1/39	440,392
94,707	Pool #AA3143, 4.00%, 3/1/39	100,267
495,318	Pool #AA3206, 4.00%, 4/1/39	522,464
499,911	Pool #AA3207, 4.50%, 3/1/39	536,838
143,038	Pool #AA4468, 4.00%, 4/1/39	150,877
243,106	Pool #AA7042, 4.50%, 6/1/39	263,343
394,732	Pool #AA7658, 4.00%, 6/1/39	416,365
114,305	Pool #AA7659, 4.50%, 6/1/39	122,767
140,314	Pool #AA7741, 4.50%, 6/1/24	147,008
3,390,208	Pool #AB7798, 3.00%, 1/1/43	3,409,543
1,566,990	Pool #AB9204, 3.00%, 4/1/43	1,575,927
1,020,967	Pool #AB9831, 3.00%, 6/1/43	1,027,746
464,662	Pool #AC1463, 5.00%, 8/1/39	507,026
108,995	Pool #AC1464, 5.00%, 8/1/39	119,783
942,762	Pool #AC2109, 4.50%, 7/1/39	1,012,401
50,223	Pool #AC4394, 5.00%, 9/1/39	55,132
548,588	Pool #AC4395, 5.00%, 9/1/39	599,118
124,447	Pool #AC5328, 5.00%, 10/1/39	135,793
246,417	Pool #AC5329, 5.00%, 10/1/39	267,497
297,451	Pool #AC6304, 5.00%, 11/1/39	324,570
220,975	Pool #AC6305, 5.00%, 11/1/39	241,122
147,428	Pool #AC6307, 5.00%, 12/1/39	160,040
322,328	Pool #AC6790, 5.00%, 12/1/39	351,715
1,381,240	Pool #AC7199, 5.00%, 12/1/39	1,496,596
540,664	Pool #AD1470, 5.00%, 2/1/40	591,055
1,327,957	Pool #AD1471, 4.50%, 2/1/40	1,454,684
282,271	Pool #AD1560, 5.00%, 3/1/40	306,507
1,282,925	Pool #AD1585, 4.50%, 2/1/40	1,405,354
371,019	Pool #AD1586, 5.00%, 1/1/40	406,527
628,487	Pool #AD1638, 4.50%, 2/1/40	674,715
173,610	Pool #AD1640, 4.50%, 3/1/40	186,380
1,568,516	Pool #AD1942, 4.50%, 1/1/40	1,718,934
361,016	Pool #AD1943, 5.00%, 1/1/40	394,889
1,123,289	Pool #AD1988, 4.50%, 2/1/40	1,230,484
393,106	Pool #AD2896, 5.00%, 3/1/40	429,069
503,024	Pool #AD4456, 4.50%, 4/1/40	540,023
757,278	Pool #AD4458, 4.50%, 4/1/40	812,979
502,196	Pool #AD4940, 4.50%, 6/1/40	539,605

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

$ 365,889	Pool #AD4946, 4.50%, 6/1/40	$393,144
361,038	Pool #AD5728, 5.00%, 4/1/40	394,068
495,326	Pool #AD7239, 4.50%, 7/1/40	532,379
182,559	Pool #AD7242, 4.50%, 7/1/40	198,782
190,555	Pool #AD7256, 4.50%, 7/1/40	205,167
550,790	Pool #AD7271, 4.50%, 7/1/40	591,131
283,236	Pool #AD7272, 4.50%, 7/1/40	304,955
428,186	Pool #AD8960, 5.00%, 6/1/40	464,950
245,405	Pool #AD9613, 4.50%, 8/1/40	263,379
1,087,395	Pool #AD9614, 4.50%, 8/1/40	1,167,038
430,349	Pool #AE2011, 4.00%, 9/1/40	453,666
1,896,067	Pool #AE2012, 4.00%, 9/1/40	1,998,795
221,907	Pool #AE2023, 4.00%, 9/1/40	234,068
720,956	Pool #AE5432, 4.00%, 10/1/40	760,017
354,334	Pool #AE5435, 4.50%, 9/1/40	380,286
362,607	Pool #AE5806, 4.50%, 9/1/40	389,732
611,184	Pool #AE5861, 4.00%, 10/1/40	644,298
540,770	Pool #AE5862, 4.00%, 10/1/40	570,238
375,057	Pool #AE5863, 4.00%, 10/1/40	395,378
306,349	Pool #AE6850, 4.00%, 10/1/40	322,946
240,195	Pool #AE6851, 4.00%, 10/1/40	253,209
165,460	Pool #AE7699, 4.00%, 11/1/40	176,751
509,318	Pool #AE7703, 4.00%, 10/1/40	544,075
1,042,904	Pool #AE7707, 4.00%, 11/1/40	1,099,408
401,270	Pool #AH0300, 4.00%, 11/1/40	423,011
660,539	Pool #AH0301, 3.50%, 11/1/40	682,161
56,358	Pool #AH0302, 4.00%, 11/1/40	60,204
468,306	Pool #AH0306, 4.00%, 12/1/40	494,117
497,575	Pool #AH0508, 4.00%, 11/1/40	524,533
951,707	Pool #AH0537, 4.00%, 12/1/40	1,003,270
954,954	Pool #AH0914, 4.50%, 11/1/40	1,024,301
779,075	Pool #AH0917, 4.00%, 12/1/40	821,285
775,753	Pool #AH1077, 4.00%, 1/1/41	820,086
834,756	Pool #AH2973, 4.00%, 12/1/40	879,983
455,251	Pool #AH2980, 4.00%, 1/1/41	479,916
1,099,433	Pool #AH5656, 4.00%, 1/1/41	1,159,000
253,029	Pool #AH5657, 4.00%, 2/1/41	266,738
525,432	Pool #AH5658, 4.00%, 2/1/41	553,900
569,654	Pool #AH5662, 4.00%, 2/1/41	601,052
758,562	Pool #AH5882, 4.00%, 2/1/26	793,349
631,695	Pool #AH6764, 4.00%, 3/1/41	665,920
1,726,134	Pool #AH6768, 4.00%, 3/1/41	1,819,655
341,211	Pool #AH7277, 4.00%, 3/1/41	361,830
1,053,866	Pool #AH7281, 4.00%, 3/1/41	1,111,294
384,938	Pool #AH7526, 4.50%, 3/1/41	412,891
987,038	Pool #AH7537, 4.00%, 3/1/41	1,040,515
714,392	Pool #AH8878, 4.50%, 4/1/41	766,046
464,814	Pool #AH8885, 4.50%, 4/1/41	498,567

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

$ 548,793	Pool #AH9050, 3.50%, 2/1/26	$567,572
563,747	Pool #AI0114, 4.00%, 3/1/41	594,467
947,223	Pool #AI1846, 4.50%, 5/1/41	1,015,712
626,125	Pool #AI1847, 4.50%, 5/1/41	671,397
1,321,909	Pool #AI1848, 4.50%, 5/1/41	1,417,489
868,721	Pool #AI1849, 4.50%, 5/1/41	950,266
519,730	Pool #AJ0651, 4.00%, 8/1/41	547,726
489,520	Pool #AJ7668, 4.00%, 11/1/41	515,889
891,119	Pool #AJ9133, 4.00%, 1/1/42	939,121
8,941,760	Pool #AK2386, 3.50%, 2/1/42(b)	9,240,051
3,199,771	Pool #AK6715, 3.50%, 3/1/42(b)	3,305,513
884,981	Pool #AK6716, 3.50%, 3/1/42	914,227
695,148	Pool #AK6718, 3.50%, 2/1/42	718,121
624,320	Pool #AM0414, 2.87%, 9/1/27	621,294
453,833	Pool #AM0635, 2.55%, 10/1/22	452,842
910,279	Pool #AM1750, 3.04%, 12/1/30	886,708
4,839,392	Pool #AM4392, 3.79%, 10/1/23	5,130,293
488,667	Pool #AM4590, 3.18%, 10/1/20	499,221
2,303,638	Pool #AM5335, 3.69%, 2/1/24	2,430,767
238,767	Pool #AM6907, 3.68%, 10/1/32	253,191
1,508,653	Pool #AM7764, 3.05%, 1/1/27	1,529,005
956,629	Pool #AM7938, 2.59%, 12/1/25	950,776
290,438	Pool #AM9239, 3.03%, 6/1/25	295,312
487,657	Pool #AM9780, 3.31%, 3/1/31	499,909
1,101,469	Pool #AN0915, 3.01%, 2/1/26	1,115,814
323,881	Pool #AN1381, 2.56%, 8/1/26	318,434
976,379	Pool #AN2066, 2.75%, 7/1/26	963,733
1,000,000	Pool #AN2398, 2.52%, 7/1/28	966,537
995,480	Pool #AN2746, 2.30%, 9/1/26	960,697
1,000,000	Pool #AN3157, 2.25%, 10/1/26	959,233
491,869	Pool #AN3919, 2.82%, 12/1/26	490,590
1,972,722	Pool #AN4408, 3.35%, 1/1/27	2,040,146
890,291	Pool #AN5053, 3.34%, 4/1/27	920,192
320,000	Pool #AN5468, 3.22%, 5/1/27	327,706
1,000,000	Pool #AN5848, 3.15%, 6/1/27	1,018,632
216,191	Pool #AN6580, 3.36%, 9/1/29	223,402
997,356	Pool #AN7154, 3.21%, 10/1/32	1,011,656
1,960,000	Pool #AN7490, 3.15%, 11/1/27	1,994,695
949,289	Pool #AO2923, 3.50%, 5/1/42	980,660
2,212,806	Pool #AO8029, 3.50%, 7/1/42(b)	2,285,933
697,245	Pool #AP7483, 3.50%, 9/1/42	720,069
708,298	Pool #AQ6710, 2.50%, 10/1/27	712,891
1,664,518	Pool #AQ7193, 3.50%, 7/1/43	1,718,485
2,615,885	Pool #AR3088, 3.00%, 1/1/43	2,633,256
684,563	Pool #AR6712, 3.00%, 1/1/43	688,681
760,425	Pool #AR6928, 3.00%, 3/1/43	764,761
334,190	Pool #AR6933, 3.00%, 3/1/43	336,096
916,521	Pool #AS1916, 4.00%, 3/1/44	963,600

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

$ 612,434	Pool #AS1917, 4.00%, 3/1/44	$645,520
205,691	Pool #AS2129, 4.00%, 3/1/44	215,936
1,010,359	Pool #AS2439, 4.00%, 5/1/44	1,065,099
1,648,724	Pool #AS2784, 4.00%, 7/1/44	1,730,838
1,504,856	Pool #AS3244, 4.00%, 9/1/44	1,578,630
1,957,995	Pool #AS3494, 4.00%, 10/1/44	2,053,983
1,414,426	Pool #AS3726, 4.00%, 11/1/44	1,483,766
1,490,260	Pool #AS3728, 4.00%, 11/1/44	1,563,318
996,568	Pool #AS3926, 3.50%, 12/1/44	1,027,322
669,798	Pool #AS3929, 4.00%, 12/1/44	702,634
734,662	Pool #AS3930, 4.00%, 11/1/44	770,678
1,048,221	Pool #AS4070, 4.00%, 12/1/44	1,114,349
802,871	Pool #AS4240, 3.50%, 1/1/45	826,643
1,575,552	Pool #AS4388, 3.50%, 2/1/45	1,622,203
785,711	Pool #AS4390, 3.50%, 2/1/45	808,976
1,031,025	Pool #AS4732, 3.50%, 4/1/45	1,061,553
6,716,525	Pool #AS4737, 3.50%, 4/1/45	6,915,397
1,834,582	Pool #AS4743, 3.50%, 4/1/45	1,888,903
1,163,200	Pool #AS4905, 3.50%, 4/1/45	1,200,550
6,737,736	Pool #AS4908, 3.50%, 5/1/45	6,937,236
1,008,267	Pool #AS4910, 3.50%, 5/1/45	1,038,121
7,685,075	Pool #AS5114, 3.50%, 6/1/45(b)	7,912,626
1,099,553	Pool #AS5118, 3.50%, 5/1/45	1,132,110
1,253,154	Pool #AS5341, 3.50%, 7/1/45	1,288,693
2,521,821	Pool #AS5345, 3.50%, 7/1/45(b)	2,593,338
1,400,704	Pool #AS5576, 4.00%, 8/1/45	1,466,526
1,941,556	Pool #AS5749, 3.50%, 9/1/45	1,996,618
1,991,194	Pool #AS5916, 3.50%, 9/1/45	2,047,663
803,774	Pool #AS5919, 3.50%, 9/1/45	826,820
812,732	Pool #AS5922, 3.50%, 9/1/45	835,781
1,318,162	Pool #AS6303, 4.00%, 11/1/45	1,380,106
1,517,587	Pool #AS6469, 4.00%, 12/1/45	1,588,902
524,772	Pool #AS6607, 4.00%, 1/1/46	549,432
1,909,219	Pool #AS6778, 3.50%, 3/1/46	1,962,469
1,166,337	Pool #AS6958, 3.50%, 4/1/46	1,198,867
1,506,188	Pool #AS7138, 3.50%, 5/1/46	1,547,490
803,143	Pool #AS7139, 3.50%, 5/1/46	825,167
1,862,647	Pool #AS7334, 3.00%, 6/1/46	1,865,121
1,631,341	Pool #AS7335, 3.00%, 5/1/46	1,633,507
1,017,841	Pool #AS7336, 3.00%, 6/1/46	1,020,147
3,490,371	Pool #AS7504, 3.00%, 7/1/46	3,495,007
820,985	Pool #AS7512, 3.00%, 7/1/46	822,076
1,000,855	Pool #AS7516, 3.00%, 7/1/46	1,002,184
1,673,071	Pool #AS7517, 3.00%, 6/1/46	1,675,293
1,005,556	Pool #AS7518, 3.00%, 7/1/46	1,006,892
2,594,119	Pool #AS7674, 3.00%, 8/1/46	2,597,564
4,261,914	Pool #AS7675, 3.00%, 8/1/46	4,267,574
1,934,602	Pool #AS7676, 3.00%, 8/1/46	1,937,171

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

$1,271,612	Pool #AS8054, 3.00%, 10/1/46	$1,272,904
1,824,395	Pool #AS8076, 3.00%, 10/1/46	1,826,248
1,062,616	Pool #AS8077, 3.00%, 10/1/46	1,063,695
1,755,703	Pool #AS8289, 3.00%, 10/1/46	1,757,486
2,866,586	Pool #AS8440, 3.00%, 11/1/46	2,869,497
1,903,112	Pool #AS8441, 3.00%, 11/1/46	1,905,045
2,601,736	Pool #AS8632, 3.50%, 1/1/47	2,673,284
2,492,917	Pool #AS8633, 3.50%, 1/1/47	2,561,472
1,399,478	Pool #AS8776, 3.50%, 2/1/47	1,437,963
2,346,466	Pool #AS8777, 3.50%, 2/1/47	2,410,994
802,143	Pool #AS9308, 4.00%, 2/1/47	839,462
1,932,472	Pool #AS9381, 4.00%, 4/1/47	2,022,377
1,650,426	Pool #AS9549, 4.00%, 5/1/47	1,727,209
2,959,621	Pool #AS9550, 4.00%, 5/1/47	3,097,313
1,342,348	Pool #AS9727, 3.50%, 6/1/47	1,379,263
1,030,469	Pool #AS9728, 3.50%, 6/1/47	1,058,806
1,811,724	Pool #AS9729, 4.00%, 6/1/47	1,896,012
1,276,871	Pool #AS9825, 4.00%, 6/1/47	1,336,475
1,237,177	Pool #AT2688, 3.00%, 5/1/43	1,244,233
511,049	Pool #AT2691, 3.00%, 5/1/43	514,123
797,928	Pool #AT3963, 2.50%, 3/1/28	801,855
585,529	Pool #AT7873, 2.50%, 6/1/28	588,411
782,134	Pool #AU0971, 3.50%, 8/1/43	807,493
1,019,027	Pool #AU2165, 3.50%, 7/1/43	1,052,066
862,019	Pool #AU2188, 3.50%, 8/1/43	889,967
803,589	Pool #AU3700, 3.50%, 8/1/43	830,396
704,963	Pool #AU4653, 3.50%, 9/1/43	733,327
445,400	Pool #AU6054, 4.00%, 9/1/43	468,835
482,854	Pool #AU6718, 4.00%, 10/1/43	508,939
1,007,768	Pool #AU7003, 4.00%, 11/1/43	1,064,573
708,953	Pool #AU7005, 4.00%, 11/1/43	747,696
1,059,162	Pool #AV0679, 4.00%, 12/1/43	1,118,864
478,732	Pool #AV9282, 4.00%, 2/1/44	503,323
1,108,470	Pool #AW0993, 4.00%, 5/1/44	1,171,125
391,780	Pool #AW1565, 4.00%, 4/1/44	411,292
213,505	Pool #AW3671, 4.00%, 4/1/44	225,072
956,693	Pool #AW5046, 4.00%, 7/1/44	1,004,341
888,656	Pool #AW5047, 4.00%, 7/1/44	932,915
474,344	Pool #AW7040, 4.00%, 6/1/44	500,043
751,942	Pool #AW8629, 3.50%, 5/1/44	775,616
981,205	Pool #AX2884, 3.50%, 11/1/44	1,019,150
1,841,663	Pool #AX4860, 3.50%, 12/1/44	1,898,496
1,049,908	Pool #AY0075, 3.50%, 11/1/44	1,082,307
1,725,177	Pool #AY1389, 3.50%, 4/1/45	1,776,259
1,157,755	Pool #AY3435, 3.50%, 5/1/45	1,192,035
1,380,392	Pool #AY5571, 3.50%, 6/1/45	1,421,265
1,698,096	Pool #BC0802, 3.50%, 4/1/46	1,745,457
1,441,982	Pool #BC0804, 3.50%, 4/1/46	1,482,200

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

$1,279,172	Pool #BC1135, 3.00%, 6/1/46	$1,280,871
2,682,670	Pool #BD3807, 3.00%, 7/1/46	2,686,233
1,717,192	Pool #BD5021, 3.50%, 2/1/47	1,768,707
2,144,860	Pool #BD7140, 4.00%, 4/1/47	2,244,646
2,572,650	Pool #BE4232, 3.00%, 12/1/46	2,575,262
1,463,636	Pool #BE9743, 3.50%, 4/1/47	1,503,885
2,470,183	Pool #BH2665, 3.50%, 9/1/47	2,538,306
1,438,294	Pool #BH4071, 3.50%, 10/1/47	1,478,072
1,459,444	Pool #BH4659, 4.00%, 6/1/47	1,527,343
1,218,458	Pool #BH6930, 3.50%, 9/1/47	1,252,156
3,225,754	Pool #CA0114, 3.50%, 8/1/47	3,314,714
1,236,658	Pool #CA0115, 3.50%, 8/1/47	1,270,762
1,040,253	Pool #CA0268, 3.50%, 8/1/47	1,068,941
2,936,109	Pool #CA0334, 3.50%, 9/1/47	3,017,081
3,015,229	Pool #CA0534, 3.50%, 10/1/47	3,098,620
1,212,995	Pool #CA0536, 3.50%, 10/1/47	1,246,542
1,112,301	Pool #CA0551, 4.00%, 10/1/47	1,164,571
1,152,071	Pool #CA0565, 3.50%, 10/1/47	1,186,903
1,593,172	Pool #CA0742, 3.50%, 11/1/47	1,637,358
1,085,611	Pool #CA0743, 3.50%, 11/1/47	1,116,059
1,214,114	Pool #CA0825, 3.50%, 12/1/47	1,247,787
1,918,846	Pool #CA0909, 3.50%, 12/1/47	1,972,064
1,476,616	Pool #CA0981, 3.50%, 12/1/47	1,517,569
55,301	Pool #MC0013, 5.50%, 12/1/38	62,315
90,644	Pool #MC0014, 5.50%, 12/1/38	102,311
74,043	Pool #MC0016, 5.50%, 11/1/38	82,740
145,588	Pool #MC0038, 4.50%, 3/1/39	160,141
49,993	Pool #MC0059, 4.00%, 4/1/39	53,631
88,314	Pool #MC0081, 4.00%, 5/1/39	93,264
109,268	Pool #MC0112, 4.50%, 6/1/39	120,857
199,121	Pool #MC0127, 4.50%, 7/1/39	214,234
62,459	Pool #MC0135, 4.50%, 6/1/39	68,703
521,173	Pool #MC0154, 4.50%, 8/1/39	562,765
93,355	Pool #MC0160, 4.50%, 8/1/39	100,674
218,194	Pool #MC0171, 4.50%, 9/1/39	239,255
321,227	Pool #MC0177, 4.50%, 9/1/39	345,005
126,568	Pool #MC0270, 4.50%, 3/1/40	135,996
369,959	Pool #MC0325, 4.50%, 7/1/40	406,304
94,609	Pool #MC0426, 4.50%, 1/1/41	101,479
536,561	Pool #MC0584, 4.00%, 1/1/42	565,464
165,649	Pool #MC0585, 4.00%, 1/1/42	174,572
65,777	Pool #MC3344, 5.00%, 12/1/38	72,164

		359,351,891

Freddie Mac — 9.77%
84,171	Pool #A10124, 5.00%, 6/1/33	91,743
132,616	Pool #A10548, 5.00%, 6/1/33	143,909
226,791	Pool #A12237, 5.00%, 8/1/33	245,859

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

$ 94,207	Pool #A12969, 4.50%, 8/1/33	$100,960
35,093	Pool #A12985, 5.00%, 8/1/33	38,428
58,938	Pool #A12986, 5.00%, 8/1/33	64,564
40,127	Pool #A14028, 4.50%, 9/1/33	43,357
135,007	Pool #A14325, 5.00%, 9/1/33	146,613
82,065	Pool #A15268, 6.00%, 10/1/33	93,720
270,478	Pool #A15579, 5.50%, 11/1/33	299,981
49,790	Pool #A17393, 5.50%, 12/1/33	54,887
111,426	Pool #A17397, 5.50%, 1/1/34	124,543
241,422	Pool #A18617, 5.50%, 1/1/34	269,011
258,619	Pool #A19019, 5.50%, 2/1/34	289,765
84,186	Pool #A20070, 5.50%, 3/1/34	94,181
314,513	Pool #A20540, 5.50%, 4/1/34	349,105
109,013	Pool #A21679, 5.50%, 4/1/34	119,191
167,358	Pool #A23192, 5.00%, 5/1/34	181,941
439,802	Pool #A25310, 5.00%, 6/1/34	476,838
177,488	Pool #A25311, 5.00%, 6/1/34	192,893
77,027	Pool #A26395, 6.00%, 9/1/34	87,512
169,816	Pool #A28241, 5.50%, 10/1/34	189,368
16,947	Pool #A30055, 5.00%, 11/1/34	18,202
184,342	Pool #A30591, 6.00%, 12/1/34	209,256
244,542	Pool #A31135, 5.50%, 12/1/34	271,743
239,041	Pool #A33167, 5.00%, 1/1/35	260,157
209,553	Pool #A34999, 5.50%, 4/1/35	233,887
75,160	Pool #A35628, 5.50%, 6/1/35	84,512
420,265	Pool #A37185, 5.00%, 9/1/35	456,824
197,933	Pool #A38830, 5.00%, 5/1/35	215,242
97,814	Pool #A40538, 5.00%, 12/1/35	105,609
124,947	Pool #A42095, 5.50%, 1/1/36	139,290
111,473	Pool #A42097, 5.00%, 1/1/36	121,663
168,021	Pool #A42098, 5.50%, 1/1/36	186,756
329,861	Pool #A42803, 5.50%, 2/1/36	368,025
103,751	Pool #A42805, 6.00%, 2/1/36	117,873
236,642	Pool #A44639, 5.50%, 3/1/36	262,845
272,866	Pool #A45396, 5.00%, 6/1/35	296,591
148,577	Pool #A46321, 5.50%, 7/1/35	166,767
206,292	Pool #A46746, 5.50%, 8/1/35	230,483
90,599	Pool #A46996, 5.50%, 9/1/35	101,590
316,343	Pool #A46997, 5.50%, 9/1/35	351,103
133,696	Pool #A47552, 5.00%, 11/1/35	146,373
244,973	Pool #A47553, 5.00%, 11/1/35	267,213
86,449	Pool #A47554, 5.50%, 11/1/35	97,424
159,161	Pool #A48789, 6.00%, 5/1/36	179,084
82,857	Pool #A49013, 6.00%, 5/1/36	94,716
157,462	Pool #A49526, 6.00%, 5/1/36	177,728
77,783	Pool #A49843, 6.00%, 6/1/36	88,038
276,130	Pool #A49844, 6.00%, 6/1/36	310,965
16,415	Pool #A49845, 6.50%, 6/1/36	17,740

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

$ 86,094	Pool #A50128, 6.00%, 6/1/36	$94,178
270,759	Pool #A59530, 5.50%, 4/1/37	300,606
198,348	Pool #A59964, 5.50%, 4/1/37	222,258
82,625	Pool #A61754, 5.50%, 5/1/37	92,818
87,948	Pool #A61779, 5.50%, 5/1/37	98,797
96,407	Pool #A61915, 5.50%, 6/1/37	108,029
145,180	Pool #A61916, 6.00%, 6/1/37	163,459
102,961	Pool #A63456, 5.50%, 6/1/37	115,373
153,441	Pool #A64012, 5.50%, 7/1/37	170,355
93,168	Pool #A64015, 6.00%, 7/1/37	105,373
412,322	Pool #A66061, 5.50%, 8/1/37	460,351
227,273	Pool #A66122, 6.00%, 8/1/37	257,124
100,467	Pool #A66133, 6.00%, 6/1/37	114,037
207,306	Pool #A68766, 6.00%, 10/1/37	234,635
71,964	Pool #A70292, 5.50%, 7/1/37	79,897
114,021	Pool #A75113, 5.00%, 3/1/38	124,492
90,776	Pool #A76187, 5.00%, 4/1/38	99,453
730,247	Pool #A91887, 5.00%, 4/1/40	799,363
283,822	Pool #A92388, 4.50%, 5/1/40	304,976
442,930	Pool #A93962, 4.50%, 9/1/40	476,149
549,923	Pool #A95573, 4.00%, 12/1/40	579,717
271,883	Pool #A96339, 4.00%, 12/1/40	286,614
535,662	Pool #A97099, 4.00%, 1/1/41	564,768
462,966	Pool #A97715, 4.00%, 3/1/41	488,121
380,509	Pool #A97716, 4.50%, 3/1/41	408,096
31,849	Pool #B31140, 6.50%, 10/1/31	34,189
65,981	Pool #B31493, 5.00%, 2/1/34	69,301
55,020	Pool #B31532, 5.00%, 5/1/34	57,792
83,353	Pool #B31546, 5.50%, 5/1/34	88,623
50,720	Pool #B31547, 5.50%, 5/1/34	53,930
84,110	Pool #B31551, 5.50%, 6/1/34	89,404
59,428	Pool #B31587, 5.00%, 11/1/34	62,466
59,103	Pool #B31588, 5.50%, 11/1/34	62,831
17,199	Pool #B50450, 4.50%, 1/1/19	17,357
2,423	Pool #B50470, 4.50%, 4/1/19	2,446
40,424	Pool #B50496, 5.50%, 9/1/19	41,201
23,147	Pool #B50499, 5.00%, 11/1/19	23,465
1,552	Pool #B50501, 4.50%, 11/1/19	1,553
18,378	Pool #B50504, 5.50%, 11/1/19	18,763
47,417	Pool #B50506, 5.00%, 11/1/19	48,290
34,448	Pool #C37233, 7.50%, 2/1/30	39,334
105,388	Pool #C51686, 6.50%, 5/1/31	119,959
97,434	Pool #C53210, 6.50%, 6/1/31	111,146
42,957	Pool #C60020, 6.50%, 11/1/31	49,090
47,779	Pool #C65616, 6.50%, 3/1/32	54,168
50,206	Pool #C68324, 6.50%, 6/1/32	57,657
44,426	Pool #C73273, 6.00%, 11/1/32	50,079
162,171	Pool #C73525, 6.00%, 11/1/32	184,884

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

$ 52,835	Pool #C74672, 5.50%, 11/1/32	$58,820
148,323	Pool #C77844, 5.50%, 3/1/33	164,064
57,639	Pool #C77845, 5.50%, 3/1/33	64,931
35,938	Pool #C78252, 5.50%, 3/1/33	39,888
60,672	Pool #J00980, 5.00%, 1/1/21	62,693
10,931	Pool #J05466, 5.50%, 6/1/22	11,108
451,223	Pool #J21142, 2.50%, 11/1/27	454,008
577,704	Pool #J23532, 2.50%, 5/1/28	580,367
153,754	Pool #Q00465, 4.50%, 4/1/41	164,853
689,433	Pool #Q05867, 3.50%, 12/1/41	712,486
377,574	Pool #Q06239, 3.50%, 1/1/42	390,199
319,000	Pool #Q06406, 4.00%, 2/1/42	336,183
1,208,071	Pool #Q13349, 3.00%, 11/1/42	1,216,518
1,258,778	Pool #Q17662, 3.00%, 4/1/43	1,266,006
1,078,140	Pool #Q18754, 3.00%, 6/1/43	1,084,331
955,173	Pool #Q18772, 3.00%, 6/1/43	960,657
978,951	Pool #Q32756, 3.00%, 4/1/45	981,513
1,004,375	Pool #Q33966, 3.50%, 6/1/45	1,033,250
1,127,323	Pool #Q41898, 3.50%, 7/1/46	1,158,324
1,304,046	Pool #Q41900, 3.50%, 7/1/46	1,339,908
1,266,486	Pool #Q41901, 3.50%, 7/1/46	1,301,314
1,334,190	Pool #Q43155, 3.00%, 9/1/46	1,336,014
1,424,762	Pool #Q43157, 3.00%, 9/1/46	1,426,710
1,006,656	Pool #V82990, 4.00%, 3/1/47	1,053,411
1,127,957	Pool #V83121, 3.50%, 3/1/47	1,159,064
2,723,583	Pool #V83123, 4.00%, 5/1/47	2,850,081
2,181,291	Pool #V83124, 3.50%, 4/1/47	2,241,447
2,322,322	Pool #V83185, 3.50%, 5/1/47	2,386,367
2,090,494	Pool #V83186, 4.00%, 5/1/47	2,187,587
1,881,895	Pool #V83446, 3.50%, 9/1/47	1,934,015
2,165,494	Pool #V83528, 3.50%, 11/1/47	2,225,468
1,602,250	Pool #V83558, 3.50%, 10/1/47	1,646,625
1,085,015	Pool #V83568, 3.50%, 11/1/47	1,115,065
1,893,279	Pool #V83750, 3.50%, 12/1/47	1,945,936
1,612,378	Pool #WA3103, 3.30%, 2/1/27	1,646,587
2,000,000	Pool #WN3000, 3.14%, 1/1/28(a)	2,060,416
1,049,238	Series 2017-SB42, Class A10F, 2.96%, 10/25/27(c)	1,046,537
2,000,000	Series 2017-SB43, Class A10F, 3.00%, 10/25/27(c)	2,000,882
1,000,000	Series 2017-SB43, Class A10H, (LIBOR USD 1-Month + 3.190%), 3.20%, 10/25/37(d)	1,000,572
1,750,000	Series 2017-SB44, Class A10F, 3.03%, 11/25/27(c)	1,755,143

		63,762,383

Ginnie Mae — 24.34%
87,884	Pool #409117, 5.50%, 6/20/38	95,889
796,439	Pool #442423, 4.00%, 9/20/41	838,656
98,352	Pool #487643, 5.00%, 2/15/39	107,622
391,293	Pool #588448, 6.25%, 9/15/32	391,946

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

$ 302,734	Pool #616936, 5.50%, 1/15/36	$338,742
325,264	Pool #617904, 5.75%, 9/15/23	325,816
1,424,324	Pool #618363, 4.00%, 9/20/41	1,499,825
467,999	Pool #624106, 5.13%, 3/15/34	468,477
322,952	Pool #654705, 4.00%, 9/20/41	340,071
406,481	Pool #664269, 5.85%, 6/15/38	410,546
25,173	Pool #675509, 5.50%, 6/15/38	28,470
281,812	Pool #697672, 5.50%, 12/15/38	316,169
277,789	Pool #697814, 5.00%, 2/15/39	303,712
368,056	Pool #697885, 4.50%, 3/15/39	392,814
112,851	Pool #698112, 4.50%, 5/15/39	120,442
527,665	Pool #698113, 4.50%, 5/15/39	563,159
131,725	Pool #699294, 5.63%, 9/20/38	144,768
1,725,029	Pool #713519, 6.00%, 7/15/39	1,977,825
117,767	Pool #714561, 4.50%, 6/15/39	125,688
281,143	Pool #716822, 4.50%, 4/15/39	300,054
240,151	Pool #716823, 4.50%, 4/15/39	256,305
121,085	Pool #717132, 4.50%, 5/15/39	129,495
523,018	Pool #720080, 4.50%, 6/15/39	564,757
234,177	Pool #720521, 5.00%, 8/15/39	254,393
625,930	Pool #724629, 5.00%, 7/20/40	682,728
861,317	Pool #726550, 5.00%, 9/15/39	935,134
280,118	Pool #729018, 4.50%, 2/15/40	301,072
385,169	Pool #729346, 4.50%, 7/15/41	410,957
497,393	Pool #738844, 3.50%, 10/15/41	516,687
325,760	Pool #738845, 3.50%, 10/15/41	338,396
1,218,168	Pool #738862, 4.00%, 10/15/41	1,283,977
353,001	Pool #747241, 5.00%, 9/20/40	384,703
788,105	Pool #748654, 3.50%, 9/15/40	817,813
155,021	Pool #748846, 4.50%, 9/20/40	169,172
508,934	Pool #757016, 3.50%, 11/15/40	528,277
453,720	Pool #757017, 4.00%, 12/15/40	480,004
562,633	Pool #759297, 4.00%, 1/20/41	592,808
431,731	Pool #759298, 4.00%, 2/20/41	454,886
267,903	Pool #762877, 4.00%, 4/15/41	282,376
300,603	Pool #763564, 4.50%, 5/15/41	320,730
293,979	Pool #770391, 4.50%, 6/15/41	313,662
500,178	Pool #770481, 4.00%, 8/15/41	527,199
117,815	Pool #770482, 4.50%, 8/15/41	129,090
625,147	Pool #770517, 4.00%, 8/15/41	658,920
539,549	Pool #770529, 4.00%, 8/15/41	568,698
541,619	Pool #770537, 4.00%, 8/15/41	570,879
384,256	Pool #770738, 4.50%, 6/20/41	409,548
685,991	Pool #779592, 4.00%, 11/20/41	722,354
349,448	Pool #779593, 4.00%, 11/20/41	367,972
480,540	Pool #AA6312, 3.00%, 4/15/43	487,223
806,221	Pool #AA6424, 3.00%, 5/15/43	817,433
1,431,926	Pool #AB2733, 3.50%, 8/15/42	1,487,245

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

$2,127,844	Pool #AB2745, 3.00%, 8/15/42	$2,156,770
1,810,881	Pool #AB2841, 3.00%, 9/15/42	1,835,498
526,738	Pool #AB2843, 3.00%, 9/15/42	533,899
283,869	Pool #AB2852, 3.50%, 9/15/42	294,835
5,409,667	Pool #AC9541, 2.12%, 2/15/48	5,157,377
697,938	Pool #AE6946, 3.00%, 6/15/43	707,644
185,508	Pool #AE8253, 4.00%, 2/20/44	194,994
534,251	Pool #AG8915, 4.00%, 2/20/44	562,487
1,005,008	Pool #AK6446, 3.00%, 1/15/45	1,017,414
750,337	Pool #AK7036, 3.00%, 4/15/45	759,599
1,225,795	Pool #AO3594, 3.50%, 8/20/45	1,269,320
922,430	Pool #AO8336, 3.50%, 9/20/45	955,183
1,196,107	Pool #AP3887, 3.50%, 9/20/45	1,238,578
926,004	Pool #AR4919, 3.50%, 3/20/46	958,306
1,173,127	Pool #AR4970, 3.50%, 4/20/46	1,213,682
1,697,181	Pool #AR9008, 3.00%, 5/20/46	1,711,567
1,784,586	Pool #AS2837, 3.50%, 3/20/46	1,846,837
1,146,339	Pool #AS2921, 3.50%, 4/20/46	1,185,968
1,178,814	Pool #AS4332, 3.00%, 6/20/46	1,188,806
1,069,327	Pool #AS5511, 3.50%, 3/20/46	1,106,628
1,559,916	Pool #AX7237, 3.50%, 11/20/46	1,613,843
700,000	Series 2012-100, Class B, 2.31%, 11/16/51(c)	662,624
2,276,490	Series 2012-107, Class A, 1.15%, 1/16/45	2,118,211
1,600,000	Series 2012-112, Class B, 2.65%, 1/16/53	1,558,007
5,110,642	Series 2012-114, Class A, 2.10%, 1/16/53(c)	4,888,939
2,002,280	Series 2012-115, Class A, 2.13%, 4/16/45	1,944,547
2,627,883	Series 2012-120, Class A, 1.90%, 2/16/53	2,500,148
1,138,133	Series 2012-131, Class A, 1.90%, 2/16/53	1,094,307
593,040	Series 2012-144, Class AD, 1.77%, 1/16/53	569,051
6,000,000	Series 2012-33, Class B, 2.89%, 3/16/46	5,942,458
200,000	Series 2012-35, Class C, 3.25%, 11/16/52(c)	201,551
1,600,000	Series 2012-45, Class C, 3.32%, 4/16/53(c)	1,609,116
1,482,342	Series 2012-53, Class AC, 2.38%, 12/16/43	1,459,664
8,000,000	Series 2012-58, Class B, 2.20%, 3/16/44	7,730,519
414,236	Series 2012-70, Class A, 1.73%, 5/16/42	409,846
482,128	Series 2012-72, Class A, 1.71%, 5/16/42	478,730
1,626,912	Series 2012-78, Class A, 1.68%, 3/16/44	1,601,396
961,332	Series 2013-101, Class AG, 1.76%, 4/16/38	950,814
1,126,933	Series 2013-105, Class A, 1.71%, 2/16/37	1,107,279
1,087,147	Series 2013-107, Class A, 2.00%, 5/16/40	1,070,536
1,196,516	Series 2013-126, Class BK, 2.45%, 10/16/47(c)	1,157,907
325,465	Series 2013-127, Class A, 2.00%, 3/16/52	323,048
728,057	Series 2013-17, Class A, 1.13%, 1/16/49	698,669
727,858	Series 2013-29, Class AB, 1.77%, 10/16/45	707,104
713,646	Series 2013-33, Class A, 1.06%, 7/16/38	693,733
1,975,849	Series 2013-63, Class AB, 1.38%, 3/16/45	1,884,681
1,264,785	Series 2013-97, Class AC, 2.00%, 6/16/45	1,226,018
819,348	Series 2014-148, Class A, 2.65%, 11/16/43	818,126

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

$4,799,683	Series 2014-172, Class AF, 2.50%, 9/16/41	$4,783,503
60,875	Series 2014-47, Class AB, 2.25%, 8/16/40	60,716
351,943	Series 2014-54, Class AB, 2.62%, 10/16/43	351,508
558,305	Series 2014-77, Class AC, 2.35%, 10/16/40	555,592
678,614	Series 2014-82, Class AB, 2.40%, 5/16/45	674,244
128,714	Series 2015-107, Class AB, 2.50%, 11/16/49	126,483
2,730,577	Series 2015-114, Class AD, 2.50%, 11/15/51	2,690,026
1,912,354	Series 2015-128, Class AD, 2.50%, 12/16/50	1,881,960
771,904	Series 2015-130, Class AH, 2.90%, 8/16/47(c)	770,004
2,775,677	Series 2015-135, Class AC, 2.35%, 4/16/49	2,704,715
1,016,766	Series 2015-136, Class AC, 2.50%, 3/16/47	1,001,723
796,677	Series 2015-15, Class A, 2.00%, 11/16/48	767,421
1,622,262	Series 2015-154, Class AD, 2.50%, 5/16/54	1,575,333
956,049	Series 2015-171, Class DA, 2.37%, 3/16/46	933,302
1,632,125	Series 2015-2, Class A, 2.50%, 12/16/44	1,620,528
1,516,625	Series 2015-22, Class A, 2.40%, 8/16/47	1,490,645
5,497,095	Series 2015-70, Class AB, 2.30%, 11/16/48	5,314,947
352,855	Series 2015-75, Class A, 3.00%, 2/16/44	352,952
336,600	Series 2015-98, Class AB, 2.20%, 11/16/43	330,711
707,386	Series 2016-11, Class AD, 2.25%, 11/16/43	697,095
938,712	Series 2016-14, Class AB, 2.15%, 8/16/42	920,654
1,953,371	Series 2016-152, Class EA, 2.20%, 8/15/58	1,870,789
2,417,764	Series 2016-157, Class AC, 2.00%, 11/16/50	2,323,266
929,353	Series 2016-26, Class A, 2.25%, 12/16/55	914,637
870,656	Series 2016-28, Class AB, 2.40%, 11/16/55	860,165
766,069	Series 2016-36, Class AB, 2.30%, 6/16/56	749,621
935,020	Series 2016-39, Class AH, 2.50%, 9/16/44	923,556
1,066,579	Series 2016-50, Class A, 2.30%, 7/16/52	1,046,548
2,337,297	Series 2016-64, Class CA, 2.30%, 3/16/45	2,290,664
1,947,924	Series 2016-67, Class A, 2.30%, 7/16/56	1,911,723
980,014	Series 2016-94, Class AC, 2.20%, 8/16/57	938,768
841,611	Series 2016-96, Class BA, 1.95%, 3/16/43	822,393
1,492,844	Series 2017-127, Class AB, 2.50%, 2/16/59	1,460,004
1,494,912	Series 2017-135, Class AE, 2.60%, 10/16/58	1,456,000
996,327	Series 2017-140, Class A, 2.50%, 2/16/59	973,920
498,671	Series 2017-157, Class AH, 2.55%, 2/16/53	491,478
1,480,396	Series 2017-23, Class AC, 2.30%, 3/16/57	1,450,341
1,978,291	Series 2017-41, Class AC, 2.25%, 3/16/57	1,933,642
1,185,539	Series 2017-46, Class A, 2.50%, 11/16/57	1,148,501
2,182,244	Series 2017-71, Class AS, 2.70%, 4/16/57	2,143,376
981,946	Series 2017-9, Class AE, 2.40%, 9/16/50	958,671
3,945,901	Series 2017-94, Class AH, 2.60%, 2/16/59	3,862,750

		158,906,723

Total U.S. Government Agency Backed Mortgages		582,020,997

(Cost $579,871,668)

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

U.S. Government Agency Obligations — 5.09%
Small Business Administration — 5.06%
$ 390,833	0.88%, 1/26/32(a)	$402,712
54,977	0.91%, 4/16/26(a)	55,363
6,077,692	1.26%, 7/18/30(a),(e),(f)	168,943
118,324	(Prime Index - 2.700%), 1.55%, 3/25/29(d)	117,759
166,527	(Prime Index - 2.650%), 1.60%, 3/25/28(d)	166,066
945,461	(Prime Index - 2.600%), 1.65%, 7/25/41(d)	945,835
943,107	(Prime Index - 2.600%), 1.65%, 9/25/41(d)	943,490
475,738	(Prime Index - 2.600%), 1.65%, 9/25/41(d)	475,932
936,072	(Prime Index - 2.600%), 1.65%, 7/25/42(d)	936,503
1,845,590	(Prime Index - 2.550%), 1.70%, 7/25/42(d)	1,852,419
483,198	(Prime Index - 2.525%), 1.73%, 11/25/41(d)	485,718
1,330,886	(Prime Index - 1.400%), 2.85%, 7/25/41(d)	1,402,973
45,683	3.36%, 7/1/21(a)	47,433
1,093,613	3.36%, 7/8/24(a)	1,174,626
60,176	3.61%, 4/4/20(a)	61,638
349,389	3.85%, 9/16/34(a)	372,025
845,087	(Prime Index - 0.373%), 3.88%, 11/25/27(d)	901,366
628,922	(Prime Index - 0.152%), 4.10%, 2/25/40(d)	699,166
946,498	(Prime Index - 0.013%), 4.24%, 7/25/29(d)	1,025,737
202,714	(Prime Index + 0.044%), 4.29%, 12/25/40(d)	228,420
1,327,772	(Prime Index + 0.103%), 4.35%, 8/25/29(d)	1,443,113
1,100,504	(Prime Index + 0.154%), 4.40%, 6/25/29(d)	1,200,075
1,193,556	(Prime Index + 0.194%), 4.44%, 11/25/28(d)	1,299,301
410,127	(Prime Index + 0.355%), 4.61%, 2/25/26(d)	441,728
983,979	(Prime Index + 0.685%), 4.93%, 3/25/30(d)	1,100,935
182,078	(Prime Index + 0.745%), 4.99%, 8/25/27(d)	200,530
1,000,000	(Prime Index + 0.786%), 5.02%, 2/25/28(a),(d)	1,116,417
368,925	(Prime Index + 0.774%), 5.03%, 6/25/28(d)	407,682
856,316	(Prime Index + 0.774%), 5.03%, 9/25/28(d)	947,942
854,381	(Prime Index + 0.800%), 5.05%, 3/25/29(d)	949,970
386,221	(Prime Index + 0.820%), 5.07%, 2/25/30(d)	432,405
1,425,697	(Prime Index + 0.843%), 5.10%, 5/25/29(d)	1,589,846
1,701,920	(Prime Index + 0.845%), 5.10%, 6/25/29(d)	1,898,881
1,695,726	(Prime Index + 0.858%), 5.11%, 2/25/29(d)	1,888,494
48,427	5.13%, 2/28/24(a)	51,958
391,735	(Prime Index + 0.885%), 5.14%, 1/25/29(d)	437,386
970,117	(Prime Index + 0.890%), 5.14%, 7/25/30(d)	1,089,726
776,314	(Prime Index + 0.908%), 5.16%, 7/25/29(d)	870,660
1,697,518	(Prime Index + 1.131%), 5.38%, 9/25/28(d)	1,908,143
867,426	(Prime Index + 1.183%), 5.43%, 5/25/29(d)	982,124
158,853	(Prime Index + 1.211%), 5.46%, 11/25/26(d)	176,273
98,118	(Prime Index + 1.554%), 5.80%, 7/25/28(d)	111,195

		33,008,908

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

United States Department of Agriculture — 0.03%
$ 171,743	5.38%, 7/25/29(a)	$178,199

Total U.S. Government Agency Obligations		33,187,107

(Cost $33,747,924)

Municipal Bonds — 4.02%
California — 0.45%
975,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 2/5/18 @ 102	991,984
1,000,000	City & County of San Francisco Affordable Housing GO, Series F, 2.39%, 6/15/26	957,040
1,000,000	City of Los Angeles Housing GO, Series A, 3.15%, 9/1/30, Callable 9/1/27 @ 100	980,440

		2,929,464

Colorado — 0.07%
488,897	Colorado Housing & Finance Authority Revenue, 3.40%, 11/1/45, (Credit Support: FHA)	493,893

Delaware — 0.31%
670,000	Delaware State Housing Authority Revenue, Series A, 5.05%, 11/1/45, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/2/18 @ 100	670,060
765,000	Delaware State Housing Authority Revenue, Series A, 5.25%, 11/1/45, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/2/18 @ 100	765,865
560,000	Delaware State Housing Authority Revenue, Series A, 5.35%, 11/1/45, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/2/18 @ 100	560,577

		1,996,502

District of Columbia — 0.17%
1,095,457	District of Columbia Housing Finance Agency Refunding Revenue, 3.24%, 3/1/49, (Credit Support: FHA)	1,087,877

Georgia — 0.15%
1,000,000	Atlanta Development Authority Revenue, 2.87%, 12/1/26	988,740

Illinois — 0.19%
260,000	City of Chicago Multi Family Revenue, Mercy Preservation Project, 4.55%, 8/1/26, (Credit Support: Freddie Mac), Callable 8/1/20 @ 100	275,829
978,315	Illinois State Housing Development Authority Revenue, Series A, 2.63%, 3/1/48, (Credit Support: FHA)	940,307

		1,216,136

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

Massachusetts — 0.23%
$ 250,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.21%, 6/1/18	$249,697
330,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.31%, 12/1/18	328,987
160,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.51%, 6/1/19	159,994
575,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.61%, 12/1/19	573,907
205,000	Massachusetts Housing Finance Agency Revenue, Series 170, 3.09%, 6/1/20	206,909

		1,519,494

Minnesota — 0.08%
500,000	City of Minnetonka Housing Revenue, 3.00%, 11/1/34, (Credit Support: Fannie Mae)	496,390

Missouri — 0.65%
4,230,501	Missouri Housing Development Commission Revenue, Series 1, 3.75%, 3/1/42, (Credit Support: FHA), Callable 3/1/25 @ 100	4,272,849

New York — 1.72%
750,000	New York City Housing Development Corp. Revenue, 1.94%, 2/1/18	750,022
400,000	New York City Housing Development Corp. Revenue, 1.93%, 11/1/21	389,304
170,000	New York City Housing Development Corp. Revenue, 2.04%, 5/1/22	165,318
100,000	New York City Housing Development Corp. Revenue, 2.14%, 11/1/22	96,982
200,000	New York City Housing Development Corp. Revenue, 2.37%, 5/1/24	192,934
40,000	New York City Housing Development Corp. Revenue, 2.47%, 11/1/24	38,498
300,000	New York City Housing Development Corp. Revenue, 2.62%, 5/1/26, Callable 11/1/25 @ 100	288,060
500,000	New York City Housing Development Corp. Revenue, Series B-1, 3.56%, 11/1/26, Callable 2/1/26 @ 100	510,890
1,000,000	New York City Housing Development Corp. Revenue, Series B-1, 3.61%, 11/1/27, Callable 2/1/26 @ 100	1,017,450
500,000	New York City Housing Development Corp. Revenue, 3.33%, 2/1/28, Callable 8/1/25 @ 100	499,420
500,000	New York City Housing Development Corp. Revenue, Series B-1, 3.81%, 11/1/29, Callable 2/1/26 @ 100	514,325
650,000	New York State Housing Finance Agency Revenue, Series A, 4.50%, 11/15/27, (Credit Support: Fannie Mae), Callable 2/5/18 @ 100	650,767
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, (Credit Support: Fannie Mae), Callable 2/5/18 @ 100	1,000,780

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

$1,140,000	New York State Mortgage Agency Revenue, Series 187, 1.59%, 4/1/18	$1,138,826
1,335,000	New York State Mortgage Agency Revenue, Series 184, 2.10%, 4/1/19	1,332,744
1,335,000	New York State Mortgage Agency Revenue, Series 184, 1.59%, 4/1/18	1,333,625
1,335,000	New York State Mortgage Agency Revenue, Series 184, 1.85%, 10/1/18	1,331,436

		11,251,381

Total Municipal Bonds		26,252,726

(Cost $26,179,811)
Corporate Bonds — 0.06%
Consumer, Non-cyclical — 0.06%
435,000	Montefiore Medical Center, 2.15%, 10/20/26	414,610

Total Corporate Bonds		414,610

(Cost $435,000)

Shares
Investment Company — 5.18%
33,800,192	U.S. Government Money Market Fund, RBC Institutional Class 1(g)	33,800,192

Total Investment Company		33,800,192

(Cost $33,800,192)

Total Investments		$675,675,632
(Cost $674,034,595) — 103.50%

Liabilities in excess of other assets — (3.50)%		(22,841,274)

NET ASSETS — 100.00%		$652,834,358

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2017 (Unaudited)

(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(b)	This security is either fully or partially pledged as collateral for reverse repurchase agreements.
(c)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(d)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2017.
(e)	Interest Only security represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Affiliated investment.

Financial futures contracts as of December 31, 2017:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
Ten Year U.S. Treasury Notes	120	March 2018	$ (110,986)	USD	$14,996,611	Barclays Capital
Ten Year Ultra U.S. Treasury Bonds	115	March 2018	10,435	USD	15,349,252	Barclays Capital

Total			$ (100,551)

Reverse repurchase agreements as of December 31, 2017:

Counterparty	Rate	Trade Date	Maturity Date	Net Closing Amount	Par Value
Citigroup Global Markets, Inc.	1.39%	10/31/17	1/3/18	$10,991,672	$10,965,000
Goldman Sachs	1.45%	10/31/17	1/17/18	9,651,842	9,622,000
Goldman Sachs	1.50%	11/13/17	2/2/18	5,626,927	5,608,000

Total					$26,195,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

December 31, 2017 (Unaudited)

Abbreviations used are defined below:

FHA - Insured by Federal Housing Administration

GO - General Obligations

LIBOR - London Interbank Offered Rate

TBA - To-be-announced

USD - United States Dollar

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund

December 31, 2017 (Unaudited)

Principal Amount		Value

U.S. Treasury Obligations — 65.68%
U.S. Treasury Bonds — 13.88%
$275,000	2.75%, 11/15/47	$275,451
325,000	4.50%, 2/15/36	418,399

		693,850

U.S. Treasury Notes — 51.80%
300,000	1.13%, 1/31/19	297,715
600,000	1.38%, 1/31/21	588,563
500,000	1.63%, 12/31/19	497,383
300,000	1.75%, 1/31/23	293,250
250,000	1.88%, 1/31/22	247,402
275,000	2.00%, 2/15/25	268,823
400,000	2.13%, 2/29/24	396,047

		2,589,183

Total U.S. Treasury Obligations		3,283,033

(Cost $3,287,244)

U.S. Government Agency Backed Mortgages — 33.94%
Fannie Mae — 33.94%
510,000	(TBA), 3.50%, 1/1/48	523,826
360,000	(TBA), 4.00%, 1/1/48	376,537
140,000	(TBA), 4.50%, 1/1/48	148,947
450,000	(TBA), 3.00%, 1/1/48	450,105
97,672	Pool #AN1381, 2.56%, 8/1/26	96,030
100,000	Pool #AN7868, 3.06%, 12/1/27	101,217

		1,696,662

Total U.S. Government Agency Backed Mortgages		1,696,662

(Cost $1,696,598)

U.S. Government Agency Obligations — 2.33%
Small Business Administration — 2.33%
100,000	(Prime Rate + 0.627%), 4.87%, 3/25/43(a),(b)	116,194

Total U.S. Government Agency Obligations		116,194

(Cost $116,113)

Municipal Bonds — 2.01%
California — 2.01%
100,000	City of Sunnyvale Wastewater Revenue Series A, 3.20%, 4/1/26	100,594

Total Municipal Bonds		100,594

(Cost $100,000)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

December 31, 2017 (Unaudited)

Shares		Value

Investment Company — 25.53%
1,276,222	U.S. Government Money Market Fund, RBC Institutional Class 1(c)	$1,276,222

Total Investment Company		1,276,222

(Cost $1,276,222)

Total Investments		$6,472,705
(Cost $6,476,177) — 129.49%

Liabilities in excess of other assets — (29.49)%		(1,474,061)

NET ASSETS — 100.00%		$4,998,644

(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2017.
(c)	Affiliated investment.

Abbreviations used are defined below:

TBA - To-be-announced

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Emerging Market Debt Fund

December 31, 2017 (Unaudited)

Principal Amount		Value

Foreign Governnment Bonds — 65.61%
Argentina — 6.54%
3,100,000(a)	Argentina POM Politica Monetaria, (Argentina Central Bank 7D Repo Reference Rate + 0.000%), 28.75%, 6/21/20(b)	$178,593
390,000(c)	Argentine Republic Government International Bond, 6.06%, 12/15/35(d)	49,368
$ 1,108,067	Argentine Republic Government International Bond, 6.27%, 12/15/35(d)	113,577
150,000	Argentine Republic Government International Bond, 7.63%, 4/22/46	169,448
210,000	Province of Jujuy Argentina, 8.63%, 9/20/22	223,068
105,000	Provincia de Buenos Aires/Argentina, 6.50%, 2/15/23	112,537
320,000	Provincia de Buenos Aires/Argentina, 7.88%, 6/15/27	354,334

		1,200,925

Armenia — 1.24%
200,000	Republic of Armenia International Bond, 7.15%, 3/26/25	228,000

Bahamas — 1.15%
200,000	Bahamas Government International Bond, 6.00%, 11/21/28	211,650

Bahrain — 2.12%
200,000	Bahrain Government International Bond, 6.75%, 9/20/29	197,341
200,000	Bahrain Government International Bond, 7.50%, 9/20/47	191,215

		388,556

Belarus — 2.39%
200,000	Republic of Belarus International Bond, 6.88%, 2/28/23	215,423
200,000	Republic of Belarus International Bond, 7.63%, 6/29/27	223,167

		438,590

Bolivia — 2.11%
400,000	Bolivian Government International Bond, 4.50%, 3/20/28	387,100

Brazil — 1.70%
200,000	Brazilian Government International Bond, 5.00%, 1/27/45	186,722
95,000	Brazilian Government International Bond, 8.25%, 1/20/34	124,853

		311,575

Ecuador — 2.44%
200,000	Ecuador Government International Bond, 7.95%, 6/20/24	212,816
200,000	Ecuador Government International Bond, 10.75%, 3/28/22	234,383

		447,199

Egypt — 4.11%
200,000	Egypt Government International Bond, MTN, 6.13%, 1/31/22	209,250
475,000	Egypt Government International Bond, MTN, 8.50%, 1/31/47	545,656

		754,906

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Emerging Market Debt Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

El Salvador — 3.01%
$ 181,000	El Salvador Government International Bond, 5.88%, 1/30/25	$181,861
180,000	El Salvador Government International Bond, 6.38%, 1/18/27	183,647
160,000	El Salvador Government International Bond, 8.63%, 2/28/29	187,760

		553,268

Gabon — 2.21%
400,000	Gabon Government International Bond, 6.38%, 12/12/24	405,507

Honduras — 0.87%
150,000	Honduras Government International Bond, 6.25%, 1/19/27	160,266

Indonesia — 3.50%
200,000	Indonesia Government International Bond, 4.35%, 1/8/27	211,675
200,000	Indonesia Government International Bond, MTN, 5.25%, 1/17/42	224,160
200,000	Perusahaan Penerbit SBSN Indonesia III, 4.15%, 3/29/27	206,007

		641,842

Ivory Coast — 1.39%
250,000	Ivory Coast Government International Bond, 6.13%, 6/15/33	254,336

Jordan — 2.22%
200,000	Jordan Government International Bond, 5.75%, 1/31/27	198,688
200,000	Jordan Government International Bond, 7.38%, 10/10/47	208,250

		406,938

Mexico — 1.08%
200,000	Mexico Government International Bond, 4.60%, 2/10/48	198,031

Mongolia — 5.18%
400,000	Mongolia Government International Bond, MTN, 5.13%, 12/5/22	395,833
235,000	Mongolia Government International Bond, 5.63%, 5/1/23	237,144
275,000	Mongolia Government International Bond, MTN, 8.75%, 3/9/24	316,649

		949,626

Nigeria — 5.05%
200,000	Nigeria Government International Bond, MTN, 6.50%, 11/28/27	208,617
300,000	Nigeria Government International Bond, MTN, 7.63%, 11/28/47	321,803
69,133,000(a)	Nigeria OMO Bill, 18.85%, 4/5/18(e)	185,079
58,396,000(a)	Nigeria OMO Bill, 19.12%, 4/12/18(e)	155,651
20,914,000(a)	Nigeria Treasury Bill, 18.67%, 3/22/18(e)	56,381

		927,531

Pakistan — 1.48%
270,000	Pakistan Government International Bond, 6.88%, 12/5/27	271,138

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Emerging Market Debt Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

Romania — 3.42%
$ 170,000	Romanian Government International Bond, MTN, 4.38%, 8/22/23	$182,036
240,000	Romanian Government International Bond, MTN, 4.88%, 1/22/24	263,931
140,000	Romanian Government International Bond, MTN, 6.13%, 1/22/44	180,783

		626,750

Russia — 3.36%
22,287,000(a)	Russian Federal Bond - OFZ, 8.15%, 2/3/27	406,677
200,000	Russian Foreign Bond - Eurobond, 5.25%, 6/23/47	209,276

		615,953

South Africa — 1.93%
240,000	Republic of South Africa Government International Bond, 4.85%, 9/27/27	243,010
100,000	Republic of South Africa Government International Bond, 6.25%, 3/8/41	111,356

		354,366

Sri Lanka — 1.15%
200,000	Sri Lanka Government International Bond, 6.20%, 5/11/27	211,228

Tunisia — 2.17%
400,000	Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25	399,000

Turkey — 2.35%
240,000	Turkey Government International Bond, 4.88%, 10/9/26	236,850
200,000	Turkey Government International Bond, 5.75%, 5/11/47	194,848

		431,698

Ukraine — 1.07%
200,000	Ukraine Government International Bond, 7.38%, 9/25/32	196,380

Venezuela — 0.37%
60,000	Venezuela Government International Bond, 7.75%, 10/13/19(f)	13,530
100,000	Venezuela Government International Bond, 8.25%, 10/13/24(f)	20,250
150,000	Venezuela Government International Bond, 11.75%, 10/21/26(f)	33,375

		67,155

Total Foreign Governnment Bonds		12,039,514

(Cost $11,938,349)

Corporate Bonds — 30.69%
Argentina — 1.00%
185,000	YPF SA, 7.00%, 12/15/47(g)	183,335

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Emerging Market Debt Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

Azerbaijan — 4.02%
$650,000	Southern Gas Corridor CJSC, 6.88%, 3/24/26	$738,172

Brazil — 4.12%
200,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24(g)	215,100
185,000	Petrobras Global Finance BV, 6.00%, 1/27/28	185,925
355,000	Petrobras Global Finance BV, 6.75%, 1/27/41	355,000

		756,025

China — 2.19%
200,000	China Evergrande Group, 8.75%, 6/28/25	207,037
200,000	Kaisa Group Holdings Ltd., 9.38%, 6/30/24	194,380

		401,417

Colombia — 2.01%
360,000	Ecopetrol SA, 5.88%, 5/28/45	368,454

Ecuador — 1.06%
200,000	Petroamazonas EP, 4.63%, 11/6/20	194,800

Kazakhstan — 2.31%
200,000	KazMunayGas National Co. JSC, 4.75%, 4/19/27	210,620
200,000	KazMunayGas National Co. JSC, 5.75%, 4/19/47	213,003

		423,623

Mexico — 1.43%
75,000	Petroleos Mexicanos, 5.50%, 6/27/44	69,075
75,000	Petroleos Mexicanos, 5.63%, 1/23/46	69,297
120,000	Petroleos Mexicanos, MTN, 6.75%, 9/21/47	125,035

		263,407

Mongolia — 1.19%
200,000	Trade & Development Bank of Mongolia LLC, MTN, 9.38%, 5/19/20	219,177

Nigeria — 2.24%
200,000	Fidelity Bank Plc, 10.50%, 10/16/22(g)	204,002
200,000	United Bank for Africa Plc, 7.75%, 6/8/22	206,420

		410,422

Pakistan — 1.83%
335,000	Third Pakistan International Sukuk Co. Ltd. (The), 5.63%, 12/5/22	335,204

Peru — 1.58%
275,000	Petroleos del Peru SA, 5.63%, 6/19/47	290,469

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Emerging Market Debt Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

Russia — 0.88%
$ 200,000	O1 Properties Finance Plc, 8.25%, 9/27/21	$162,000

South Africa — 1.11%
200,000	Eskom Holdings SOC Ltd., MTN, 6.75%, 8/6/23	203,500

Ukraine — 1.16%
200,000	State Savings Bank of Ukraine Via SSB #1 Plc, STEP, 9.38%, 3/10/23	213,500

United Kingdom — 2.32%
4,185,000(h)	ICBC Standard Bank Plc, EMTN, 18.30%, 6/14/18(e),(g)	216,876
4,100,000(h)	ICBC Standard Bank Plc, EMTN, 20.57%, 7/26/18(e),(g)	208,729

		425,605

Venezuela — 0.24%
128,584	Petroleos de Venezuela SA, 6.00%, 11/15/26(f)	28,192
55,000	Petroleos de Venezuela SA, 9.00%, 11/17/21(f)	15,070

		43,262

Total Corporate Bonds		5,632,372

(Cost $5,669,447)

Shares
Investment Company — 0.99%
181,384	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	181,384

Total Investment Company		181,384

(Cost $181,384)

Total Investments		$17,853,270
(Cost $17,789,180) — 97.29%

Other assets in excess of liabilities — 2.71%		496,620

NET ASSETS — 100.00%		$18,349,890

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Emerging Market Debt Fund (cont.)

December 31, 2017 (Unaudited)

(a)	Investment in non-U.S. Dollars. Principal amount reflects local currency.

(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2017.

(c)	Principal amount denoted in Euros.

(d)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Zero Coupon Bond. The rate represents the yield at time of purchase.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)	Principal amount denoted in Egyptian Pound.

Foreign currency exchange contracts as of December 31, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	465,617	BRL	1,539,564	Citibank N.A.	1/3/18	$ 1,765
USD	450,000	BRL	1,453,950	Citibank N.A.	1/3/18	11,942
KZT	73,890,600	USD	219,000	Merrill Lynch International	1/25/18	1,946
RUB	7,480,173	USD	124,472	Citibank N.A.	1/25/18	4,606
RUB	1,027,165	USD	17,285	Citibank N.A.	1/25/18	440
RUB	1,692,769	USD	28,691	Citibank N.A.	1/25/18	519
RUB	1,029,613	USD	17,332	Citibank N.A.	1/25/18	435
TRY	1,875	USD	468	Citibank N.A.	1/25/18	22
TRY	861,587	USD	215,063	Citibank N.A.	1/25/18	10,408
TRY	274,790	USD	68,526	Citibank N.A.	1/25/18	3,385
TRY	282,565	USD	70,411	Citibank N.A.	1/25/18	3,534
USD	188,543	MXN	3,645,393	Citibank N.A.	1/25/18	4,134
USD	554,010	MXN	10,628,823	Citibank N.A.	1/25/18	16,329
USD	3,742	MXN	70,000	Citibank N.A.	1/25/18	201
USD	174,457	MXN	3,371,425	Citibank N.A.	1/25/18	3,906
ZAR	9,484,405	USD	674,059	Citibank N.A.	1/25/18	89,175
BRL	650,579	USD	195,000	Citibank N.A.	2/2/18	327
USD	275,000	BRL	915,296	Citibank N.A.	2/2/18	196
CNH	679,118	USD	100,551	Citibank N.A.	9/19/18	2,182
CNH	386,099	USD	57,186	Citibank N.A.	9/19/18	1,220
CNH	772,130	USD	114,373	Citibank N.A.	9/19/18	2,430
CNH	740,775	USD	109,702	Citibank N.A.	9/19/18	2,358
SAR	2,079,895	USD	551,696	Citibank N.A.	11/7/18	1,643
						$ 163,103
BRL	2,993,514	USD	926,842	Citibank N.A.	1/3/18	$ (24,932)
MXN	169,312	USD	8,813	Citibank N.A.	1/25/18	(248)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Emerging Market Debt Fund (cont.)

December 31, 2017 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
MXN	1,794,413	USD	95,822	Citibank N.A.	1/25/18	$ (5,048)
MXN	1,944,769	USD	103,835	Citibank N.A.	1/25/18	(5,455)
MXN	64,890	USD	3,465	Citibank N.A.	1/25/18	(182)
MXN	3,186,482	USD	166,220	Citibank N.A.	1/25/18	(5,025)
MXN	1,644,963	USD	88,131	Citibank N.A.	1/25/18	(4,917)
MXN	1,893,994	USD	101,179	Citibank N.A.	1/25/18	(5,368)
USD	41,808	RUB	2,524,116	Citibank N.A.	1/25/18	(1,748)
USD	118,959	RUB	7,012,835	Citibank N.A.	1/25/18	(2,055)
USD	28,678	RUB	1,692,769	Citibank N.A.	1/25/18	(532)
USD	20,185	TRY	78,774	Citibank N.A.	1/25/18	(430)
USD	490,954	TRY	1,931,770	Citibank N.A.	1/25/18	(14,576)
USD	230,308	TRY	900,285	Citibank N.A.	1/25/18	(5,290)
USD	267,271	TRY	1,065,157	Citibank N.A.	1/25/18	(11,473)
USD	77,553	TRY	305,811	Citibank N.A.	1/25/18	(2,476)
USD	667,531	ZAR	9,484,405	Citibank N.A.	1/25/18	(95,703)
BRL	1,539,564	USD	463,833	Citibank N.A.	2/2/18	(1,602)
USD	29,553	EUR	25,000	Citibank N.A.	3/22/18	(595)
USD	6,981	CNY	47,313	Citibank N.A.	9/19/18	(163)
USD	85,253	CNY	577,802	Citibank N.A.	9/19/18	(1,996)
USD	101,766	CNY	689,872	Citibank N.A.	9/19/18	(2,405)
USD	186,000	CNY	1,263,135	Citibank N.A.	9/19/18	(4,735)
USD	233,979	SAR	884,862	Citibank N.A.	11/7/18	(1,431)
USD	316,021	SAR	1,195,033	Citibank N.A.	11/7/18	(1,908)
USD	361,000	OMR	141,048	Citibank N.A.	11/14/18	(24)
						$(200,317)

Total						$ (37,214)

Financial futures contracts as of December 31, 2017:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
Ten Year Ultra U.S. Treasury Bonds	13	March 2018	$(570)	USD	$1,735,742	Citigroup Global Markets, Inc.
Total			$(570)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Emerging Market Debt Fund (cont.)

December 31, 2017 (Unaudited)

Interest rate swaps as of December 31, 2017:

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Value/Unrealized Appreciation (Depreciation)
9.10%	BRL-CDI	Expiration	Citigroup Global Markets Inc.	1/4/21	BRL	4,204(a)	$ 10,955
11.78%	BRL-CDI	Expiration	Citigroup Global Markets Inc.	1/4/21	BRL	381(b)	12,484
7.64%	MXN-TIIE-Banxico	Monthly	Citigroup Global Markets Inc.	12/5/19	MXN	3,681(a)	1,297

							$ 24,736
7.99%	BRL-CDI	Expiration	Citigroup Global Markets Inc.	1/2/19	BRL	10,500(b)	(34,732)
9.20%	BRL-CDI	Expiration	Citigroup Global Markets Inc.	1/4/21	BRL	527(a)	(1,327)
7.16%	MXN-TIIE-Banxico	Monthly	Citigroup Global Markets Inc.	2/22/19	MXN	11,549(a)	(5,991)
7.16%	MXN-TIIE-Banxico	Monthly	Citigroup Global Markets Inc.	2/22/19	MXN	6,459(a)	(3,350)
7.41%	MXN-TIIE-Banxico	Monthly	Citigroup Global Markets Inc.	4/13/27	MXN	5,512(a)	(10,617)

							$(56,017)

Total							$(31,281)

(a)	The Counterparty pays the fixed rate on these swaps.
(b)	The Fund pays the fixed rate on these swaps.

Credit default swaps buy protection as of December 31, 2017:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)	Premium Paid/ (Received)	Value/ Unrealized Depreciation	Value
1.00%	Saudi Arabian Government International Bond	Quarterly	Barclays Capital Plc	12/20/22	USD 432	$(684)	$(1,120)	$(1,804)

Total						$(684)	$(1,120)	$(1,804)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Emerging Market Debt Fund (cont.)

December 31, 2017 (Unaudited)

Abbreviations used are defined below:

BRL - Brazilian Real

BRL-CDI - Brazil Cetip InterBank Deposit Rate

CNH - Chinese Yuan Renminbi

CNY - China Yuan

EUR - Euro

KZT - Kazakhstani Tenge

MTN - Medium Term Note

MXN - Mexican Peso

MXN-TIIE-Banxico - Mexican Interbank Equilibrium Interest Rate

OMR - Omani Rial

RUB - Russian Ruble

SAR - Saudi Arabian Riyal

STEP - Step Coupon Bond

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Governnment Bonds	65.61%
Energy	16.60%
Financial	9.98%
Utilities	2.28%
Government	1.83%
Other*	3.70%

100.00%

* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, credit default swaps, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay High Yield Bond Fund

December 31, 2017 (Unaudited)

Principal Amount		Value

Corporate Bonds — 91.22%
Australia — 0.57%
$ 300,000	Quintis Ltd., 8.75%, 8/1/23(a),(b)	$217,500

Belgium — 0.52%
200,000	Telenet Finance Luxembourg Notes Sarl, 5.50%, 3/1/28(a)	200,504

Brazil — 0.53%
200,000	Itau Unibanco Holding SA/Cayman Island, (5 Year US Treasury Yield Curve Rate T Note Constant Maturity + 3.981%), 6.13%, 6/12/66(a),(c)	202,110

Canada — 2.58%
156,000	Cogeco Communications, Inc., 4.88%, 5/1/20(a)	158,015
170,000	Norbord, Inc., 6.25%, 4/15/23(a)	184,662
90,000	Quebecor Media, Inc., 5.75%, 1/15/23	95,400
90,000	Seven Generations Energy Ltd., 5.38%, 9/30/25(a)	90,956
50,000	Seven Generations Energy Ltd., 6.88%, 6/30/23(a)	53,188
170,000	Teck Resources Ltd., 6.25%, 7/15/41	194,055
132,000	Telesat Canada / Telesat LLC, 8.88%, 11/15/24(a)	147,444
65,000	Tervita Escrow Corp., 7.63%, 12/1/21(a)	65,488

		989,208

France — 4.66%
348,000(d)	CMA CGM SA, 5.25%, 1/15/25(a)	414,408
400,000	SFR Group SA, 6.00%, 5/15/22(a)	404,333
521,000	SFR Group SA, 7.38%, 5/1/26(a)	535,540
400,000	Societe Generale SA, (USD Swap Semi 30/360 5 Year + 6.238%), 7.38%, 3/13/66(a),(c)	431,788

		1,786,069

Germany — 0.98%
340,000	Fresenius Medical Care US Finance II, Inc., 5.88%, 1/31/22(a)	374,286

Luxembourg — 2.34%
320,000	Altice Financing SA, 6.63%, 2/15/23(a)	333,872
320,000(d)	Altice Finco SA, 4.75%, 1/15/28	365,375
200,000	Altice Luxembourg SA, 7.75%, 5/15/22(a)	197,060

		896,307

Netherlands — 1.38%
180,000(d)	Maxeda DIY Holding BV, 6.13%, 7/15/22	216,893
75,000(d)	Stichting AK Rabobank Certificaten, 6.50%, 3/29/66	111,451
200,000	UPCB Finance IV Ltd., 5.38%, 1/15/25(a)	201,000

		529,344

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay High Yield Bond Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

Spain — 2.03%
200,000(d)	Banco Bilbao Vizcaya Argentaria SA, (5 Year EUR Swap + 5.779%), 5.88%, 8/24/66(c)	$259,702
200,000(d)	Bankia SA, (5 Year EUR Swap + 5.819%), 6.00%, 10/18/66(c)	250,894
200,000(d)	CaixaBank SA, (5 Year EUR Swap + 6.498%), 6.75%, 9/13/66(c)	265,915

		776,511

Sweden — 1.01%
320,000(e)	Verisure Midholding AB, 5.75%, 12/1/23(a)	386,245

Switzerland — 0.55%
$ 200,000	UBS AG, 5.13%, 5/15/24	210,954

United Kingdom — 3.74%
200,000	Aston Martin Capital Holdings Ltd., 6.50%, 4/15/22(a)	209,919
200,000(d)	Barclays Plc, (5 Year GBP Swap + 4.910%), 5.88%, 12/15/66(c)	272,898
200,000(e)	HSBC Holdings Plc, (5 Year EUR Swap + 3.844%), 4.75%, 1/4/67(c)	254,343
200,000	HSBC Holdings Plc, (USD ICE Swap Rate 11:00 am NY 5 + 3.746%), 6.00%, 11/22/66(c)	209,003
100,000(d)	RAC Bond Co. Plc, 5.00%, 11/6/22	133,006
260,000(d)	Virgin Media Receivables Financing Notes I DAC, 5.50%, 9/15/24	353,669

		1,432,838

United States — 70.33%
188,000	Acadia Healthcare Co., Inc., 5.63%, 2/15/23	190,820
377,000	ADT Corp. (The), 3.50%, 7/15/22	371,345
129,000	Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.88%, 12/15/24	141,416
160,000(f)	AMC Entertainment Holdings, Inc., 6.38%, 11/15/24	216,797
130,000	Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.38%, 9/15/24	133,900
360,000	Ball Corp., 4.38%, 12/15/20	372,600
160,000(e)	Belden, Inc., 3.38%, 7/15/27	193,600
240,000	Berry Global, Inc., 5.50%, 5/15/22	247,200
202,000	Blackboard, Inc., 9.75%, 10/15/21(a)	184,073
173,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.25%, 3/15/24(a)	184,678
140,000	California Resources Corp., 8.00%, 12/15/22(a)	115,500
550,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 5/1/27(a)	541,750
180,000	CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	186,075
236,000	CDW LLC / CDW Finance Corp., 5.00%, 9/1/25	244,260
351,000	CenturyLink, Inc., 6.45%, 6/15/21	354,510
390,000	Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.13%, 12/15/21(a)	390,975
186,000	Cequel Communications Holdings I LLC / Cequel Capital Corp., 6.38%, 9/15/20(a)	188,790

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay High Yield Bond Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

$ 248,000	Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24	$282,255
379,000	Churchill Downs, Inc., 4.75%, 1/15/28(a)	376,518
270,000	Cinemark USA, Inc., 4.88%, 6/1/23	273,375
385,000	Cleveland-Cliffs, Inc., 4.88%, 1/15/24(a)	384,037
373,000	CRC Escrow Issuer LLC / CRC Finco, Inc., 5.25%, 10/15/25(a)	375,797
190,000	CSC Holdings LLC, 5.25%, 6/1/24	187,150
400,000	CSC Holdings LLC, 10.13%, 1/15/23(a)	450,500
200,000	DCP Midstream LP, (LIBOR USD 3-Month + 5.148%), 7.38%, 6/15/66(c)	198,400
140,000	DCP Midstream Operating LP, (LIBOR USD 3-Month + 3.850%), 5.85%, 5/21/43(a),(c)	130,200
370,000	Dell, Inc., 5.65%, 4/15/18	372,224
158,000	Diamondback Energy, Inc., 5.38%, 5/31/25	162,543
290,000	DISH DBS Corp., 4.25%, 4/1/18	291,087
180,000	DISH DBS Corp., 5.13%, 5/1/20	183,825
86,000	Envision Healthcare Corp., 5.13%, 7/1/22(a)	83,420
540,000	Equinix, Inc., 5.38%, 1/1/22	561,600
360,000	ESH Hospitality, Inc., 5.25%, 5/1/25(a)	363,600
190,000	First Data Corp., 5.38%, 8/15/23(a)	197,771
80,000	FTS International, Inc., 6.25%, 5/1/22	77,400
232,000	FTS International, Inc., (LIBOR USD 3-Month + 7.500%), 9.09%, 6/15/20(a),(c)	236,640
184,000	Gulfport Energy Corp., 6.38%, 5/15/25	184,920
268,000	HCA, Inc., 5.88%, 5/1/23	286,090
150,000	Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	151,500
240,000	Howard Hughes Corp. (The), 5.38%, 3/15/25(a)	246,000
270,000	Iron Mountain, Inc., 4.38%, 6/1/21(a)	274,018
109,000	Iron Mountain, Inc., 4.88%, 9/15/27(a)	109,000
150,000	Iron Mountain, Inc., 5.25%, 3/15/28(a)	149,250
280,000	KAR Auction Services, Inc., 5.13%, 6/1/25(a)	287,000
333,000	Kenan Advantage Group, Inc. (The), 7.88%, 7/31/23(a)	344,655
100,000(e)	Kronos International, Inc., 3.75%, 9/15/25	123,528
308,000	Laureate Education, Inc., 8.25%, 5/1/25(a)	326,480
542,000	Level 3 Parent LLC, 5.75%, 12/1/22	544,195
275,000	Live Nation Entertainment, Inc., 4.88%, 11/1/24(a)	281,875
241,683	Live Nation Entertainment, Inc., 5.38%, 6/15/22(a)	249,840
505,000	LTF Merger Sub, Inc., 8.50%, 6/15/23(a)	534,669
176,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.63%, 5/1/24	187,440
193,000	MGM Resorts International, 5.25%, 3/31/20	199,755
170,000	MGM Resorts International, 6.63%, 12/15/21	186,524
634,000	Momentive Performance Materials, Inc Escrow Bond., 8.88%, 10/15/20(b),(g),(h)	—
590,000	Momentive Performance Materials, Inc., 3.88%, 10/24/21	616,550
190,000	Momentive Performance Materials, Inc., 4.69%, 4/24/22	199,500
218,000	NCL Corp. Ltd., 4.75%, 12/15/21(a)	225,221
120,000(e)	Netflix, Inc., 3.63%, 5/15/27	144,709
375,000	Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(a)	385,781

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay High Yield Bond Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

$ 72,000	Northwest Acquisitions ULC / Dominion Finco, Inc., 7.13%, 11/1/22(a)	$74,160
194,000	OI European Group BV, 4.00%, 3/15/23(a)	194,136
110,000	Parsley Energy LLC / Parsley Finance Corp., 5.25%, 8/15/25(a)	110,275
79,000	Parsley Energy LLC / Parsley Finance Corp., 5.63%, 10/15/27(a)	80,778
273,000	Plastipak Holdings, Inc., 6.25%, 10/15/25(a)	279,142
155,000	Post Holdings, Inc., 5.50%, 3/1/25(a)	160,425
360,000	Quicken Loans, Inc., 5.25%, 1/15/28(a)	355,392
220,000(e)	Quintiles IMS, Inc., 3.25%, 3/15/25	272,112
247,000	Realogy Group LLC / Realogy Co-Issuer Corp., 4.88%, 6/1/23(a)	243,912
175,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23(a)	184,625
402,000	Resolute Forest Products, Inc., 5.88%, 5/15/23	415,567
470,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	477,050
170,000	Sabre GLBL, Inc., 5.25%, 11/15/23(a)	173,876
110,000	Sanchez Energy Corp., 6.13%, 1/15/23	92,950
370,000	SBA Communications Corp., 4.88%, 7/15/22	380,175
242,000	Scientific Games International, Inc., 10.00%, 12/1/22	265,595
100,000(e)	Sealed Air Corp., MTN, 4.50%, 9/15/23	137,281
260,000	Sealed Air Corp., 4.88%, 12/1/22	274,625
370,000	Sirius XM Radio, Inc., 3.88%, 8/1/22(a)	370,925
250,000	Sirius XM Radio, Inc., 5.00%, 8/1/27(a)	250,625
240,000	Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(a)	269,995
90,000	Southwestern Energy Co., 7.50%, 4/1/26	95,625
90,000	Southwestern Energy Co., 7.75%, 10/1/27	96,075
541,000	Sprint Communications, Inc., 9.00%, 11/15/18(a)	569,457
80,000	Sprint Corp., 7.25%, 9/15/21	84,700
187,500	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.36%, 9/20/21(a)	188,672
280,000	Station Casinos LLC, 5.00%, 10/1/25(a)	281,400
26,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.13%, 11/15/19	26,163
94,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.13%, 2/1/25	96,233
390,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.25%, 4/15/21(a)	397,800
230,000	Tenet Healthcare Corp., 5.13%, 5/1/25(a)	224,250
110,000	Tenet Healthcare Corp., 7.00%, 8/1/25(a)	103,400
65,000	Tenet Healthcare Corp., 8.13%, 4/1/22	66,138
460,000	T-Mobile USA, Inc., 6.63%, 4/1/23	479,550
149,000	United Rentals North America, Inc., 4.63%, 10/15/25	150,118
215,000	United Rentals North America, Inc., 4.88%, 1/15/28	216,075
39,000	Univision Communications, Inc., 6.75%, 9/15/22(a)	40,511
150,000	Valeant Pharmaceuticals International, 6.75%, 8/15/21(a)	151,125
190,000	Valeant Pharmaceuticals International, Inc., 5.50%, 11/1/25(a)	193,560
197,390	Valeant Pharmaceuticals International, Inc., 5.88%, 5/15/23(a)	183,513
110,000	Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(a)	118,009
121,000	Valeant Pharmaceuticals International, Inc., 9.00%, 12/15/25(a)	126,106

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay High Yield Bond Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

100,000(f)	Vantiv LLC / Vanity Issuer Corp., 3.88%, 11/15/25(a)	$136,365
$ 200,000	Vantiv LLC / Vanity Issuer Corp., 4.38%, 11/15/25(a)	202,536
110,000	VeriSign, Inc., 4.75%, 7/15/27	112,475
381,000	ViaSat, Inc., 5.63%, 9/15/25(a)	383,857
90,000	West Corp., 8.50%, 10/15/25(a)	88,875
126,000	Whiting Petroleum Corp., 5.00%, 3/15/19	129,213
30,000	WMG Acquisition Corp., 5.00%, 8/1/23(a)	31,050
560,000	WMG Acquisition Corp., 6.75%, 4/15/22(a)	585,200
239,000	Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(a)	243,780
370,000	Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	385,373

		26,935,956

Total Corporate Bonds		34,937,832

(Cost $34,441,597)

Bank Loans — 2.82%
Canada — 1.04%
398,993	1011778 BC Unlimited Liability Company, 1st Lien Term Loan B3, (LIBOR 1-Month + 2.250%), 7.76%, 2/16/24(c)	398,777

United States — 1.78%
203,000	California Resources Corp., 1st Lien Term Loan, (LIBOR 1-Month + 4.750%), 0.00%, 12/31/22(c)	201,985
77,000	Colorado Buyer Inc., 2nd Lien Term Loan, (LIBOR 3-Month + 7.250%), 8.63%, 5/1/25(c)	77,674
140,000	Gavilan Resources LLC, 2nd Lien Term Loan, (LIBOR 1-Month + 6.000%), 7.46%, 3/1/24(c)	138,484
190,000	Level 3 Financing Inc, Term Loan B 2024, (LIBOR 3-Month + 2.250%), 3.70%, 2/22/24(c)	190,000
57,932	Vertellus Holdings LLC, 1st Lien Term Loan, (LIBOR 1-Month + 9.000%), 10.57%, 4/30/18(c),(g),(h)	57,179
15,981	Vertellus Holdings LLC , 2nd Lien Term Loan, (LIBOR 1-Month + 12.000%), 13.57%, 10/29/21(c),(g),(h)	15,981
16,231	Vertellus Specialties, Inc., Term Loan, (LIBOR 1-Month ), 0.00%, 12/31/49(c),(g),(h)	0

		681,303

Total Bank Loans		1,080,080

(Cost $1,088,285)

Shares
Common Stocks — 0.14%
Italy — 0.08%
8,645	Italiaonline SpA	32,218

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay High Yield Bond Fund (cont.)

December 31, 2017 (Unaudited)

Shares		Value

United States — 0.06%
12,785	Valencia Bidco LLC*,(g),(h)	$20,833

Total Common Stocks		53,051
(Cost $46,265)

Rights/Warrants — 0.00%
Australia — 0.00%
48,100	Quintis Ltd., Warrants, Expire 7/15/18*	0

Mexico — 0.00%
3,026	Urbi Desarrollos Urbanos SAB de CV Warrants, Expire 12/31/49*,(g),(h)	382

Total Rights/Warrants		382

(Cost $0)
Contracts
Put Options Purchased — 0.00%
11	S & P 500 Index, Strike Price USD 2,650.00, Expires 12/29/17, Notional Amount $2,940,971	55
Total Put Options Purchased		55
(Cost $11,616)

Shares
Investment Company — 3.33%
1,278,056	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	1,278,056

Total Investment Company		1,278,056

(Cost $1,278,056)

Total Investments		$37,349,456
(Cost $36,865,818) — 97.51%

Other assets in excess of liabilities — 2.49%		952,170

NET ASSETS — 100.00%		$38,301,626

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay High Yield Bond Fund (cont.)

December 31, 2017 (Unaudited)

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Issuer filed for bankruptcy and/or is in default of interest payments.
(c)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2017.
(d)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(e)	Principal amount denoted in Euros.
(f)	Principal amount denoted in British Pounds.
(g)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Foreign currency exchange contracts as of December 31, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Depreciation
USD	3,743,625	EUR	3,167,000	Citibank N.A.	3/22/18	$(75,509)
USD	1,365,645	GBP	1,020,000	Citibank N.A.	3/22/18	(15,346)
Total						$(90,855)

Options written as of December 31, 2017:

Contracts	Put Options	Notional Amount		Value
(10)	S & P 500 Index, Strike Price USD 2,450.00, Expires 12/29/17	USD	(2,673,610)	$(50)
(1)	S & P 500 Index, Strike Price USD 2,550.00, Expires 12/29/17	USD	(267,361)	(5)

Total (Premiums received $(12,525))				$(55)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay High Yield Bond Fund (cont.)

December 31, 2017 (Unaudited)

Financial futures contracts as of December 31, 2017:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse

Five Year U.S. Treasury Notes	39	March 2018	$10,197	USD	$4,540,595	Citigroup Global Markets, Inc.
Ten Year U.S. Treasury Notes	12	March 2018	(19)	USD	1,488,543	Citigroup Global Markets, Inc.
Total			$10,178

Abbreviations used are defined below:

EUR - Euro

GBP - United Kingdom Pound Sterling

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Communications	25.25%
Financial	15.88%
Consumer, Non-cyclical	13.67%
Consumer, Cyclical	12.28%
Industrial	8.80%
Energy	7.51%
Basic Materials	6.05%
Technology	4.74%
Other*	5.82%

100.00%

* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, warrants, financial futures contracts, options, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund

December 31, 2017 (Unaudited)

Principal Amount		Value

Corporate Bonds — 52.72%
Argentina — 0.49%
$ 103,000	YPF SA, 6.95%, 7/21/27(a)	$109,229
225,000	YPF SA, 7.00%, 12/15/47(a)	222,975
30,000	YPF SA, 8.50%, 7/28/25(a)	34,762

		366,966

Australia — 0.44%
170,000	FMG Resources August 2006 Pty Ltd., 9.75%, 3/1/22(a)	188,111
190,000	Quintis Ltd., 8.75%, 8/1/23(a),(b)	137,750

		325,861

Austria — 1.15%
400,000(c)	Erste Group Bank AG, (5 Year EUR Swap + 6.204%), 6.50%, 10/15/66(d)	556,057
200,000(c)	Erste Group Bank AG, (5 Year EUR Swap + 9.020%), 8.88%, 10/15/66(d)	293,287

		849,344

Azerbaijan — 1.23%
800,000	Southern Gas Corridor CJSC, 6.88%, 3/24/26	908,520

Belgium — 0.27%
200,000	Telenet Finance Luxembourg Notes Sarl, 5.50%, 3/1/28(a)	200,504

Brazil — 2.44%
550,000	Itau Unibanco Holding SA/Cayman Island, (5 Year US Treasury Yield Curve Rate T Note Constant Maturity + 3.981%), 6.13%, 6/12/66(a),(d)	555,802
92,000	Petrobras Global Finance BV, 4.38%, 5/20/23	91,335
112,000	Petrobras Global Finance BV, 5.30%, 1/27/25(a)	112,242
35,000	Petrobras Global Finance BV, 6.00%, 1/27/28(a)	35,175
220,000	Petrobras Global Finance BV, 6.00%, 1/27/28	221,100
46,000	Petrobras Global Finance BV, 6.13%, 1/17/22	48,826
445,000	Petrobras Global Finance BV, 6.75%, 1/27/41	445,000
15,000	Petrobras Global Finance BV, 7.25%, 3/17/44	15,614
73,000	Petrobras Global Finance BV, 7.38%, 1/17/27	80,353
70,000	Petrobras Global Finance BV, 8.75%, 5/23/26	83,755
59,000	Vale Overseas Ltd., 6.25%, 8/10/26	68,279
50,000	Vale SA, 5.63%, 9/11/42	54,733

		1,812,214

Canada — 1.20%
60,000	Calfrac Holdings LP, 7.50%, 12/1/20(a)	59,100
148,000	Cogeco Communications, Inc., 4.88%, 5/1/20(a)	149,912
50,000	Enbridge, Inc., (LIBOR USD 3-Month + 3.890%), 6.00%, 1/15/77(d)	51,859
457,000(c)	Great Canadian Gaming Corp., 6.63%, 7/25/22(a)	376,584

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

$ 50,000	Seven Generations Energy Ltd., 5.38%, 9/30/25(a)	$50,531
80,000	Teck Resources Ltd., 6.25%, 7/15/41	91,320
66,000	Telesat Canada / Telesat LLC, 8.88%, 11/15/24(a)	73,722
40,000	Tervita Escrow Corp., 7.63%, 12/1/21(a)	40,300

		893,328

Colombia — 0.61%
440,000	Ecopetrol SA, 5.88%, 5/28/45	450,333

France — 2.77%
200,000	BNP Paribas SA, (USD Swap Semi 30/360 5 Year + 4.916%), 6.75%, 3/14/66(d)	216,324
133,000(c)	CMA CGM SA, 5.25%, 1/15/25(a)	158,380
180,000(e)	Credit Agricole SA, (5 Year GBP Swap + 4.535%), 7.50%, 6/23/66(d)	290,447
200,000	Credit Agricole SA, (USD Swap Semi 30/360 5 Year + 6.185%), 8.13%, 3/23/66(d)	240,960
290,000	SFR Group SA, 7.38%, 5/1/26(a)	298,093
240,000	Societe Generale SA, (USD Swap Semi 30/360 5 Year + 6.238%), 7.38%, 3/13/66(a),(d)	259,073
320,000	Societe Generale SA, (USD Swap Semi 30/360 5 Year + 4.979%), 7.88%, 6/18/66(d)	359,832
200,000	Societe Generale SA, (USD ICE Swap Rate 11:00 am NY 5 + 5.873%), 8.00%, 3/29/66(d)	232,529

		2,055,638

Germany — 0.16%
100,000(c)	Unitymedia GmbH, 3.75%, 1/15/27	122,232

Italy — 3.34%
1,100,000(c)	Intesa Sanpaolo SpA, (5 Year EUR Swap + 7.192%), 7.75%, 7/11/66(d)	1,605,498
600,000(c)	UniCredit SpA, (5 Year EUR Swap + 9.300%), 9.25%, 6/3/66(d)	871,322

		2,476,820

Kazakhstan — 1.06%
435,000	KazMunayGas National Co. JSC, 4.75%, 4/19/27	458,099
310,000	KazMunayGas National Co. JSC, 5.75%, 4/19/47	330,155

		788,254

Luxembourg — 1.08%
230,000	Altice Financing SA, 6.63%, 2/15/23(a)	239,971
175,000(c)	Altice Finco SA, 4.75%, 1/15/28	199,814
370,000	Altice Luxembourg SA, 7.75%, 5/15/22(a)	364,561

		804,346

Mexico — 0.46%
130,000	Petroleos Mexicanos, 5.50%, 6/27/44	119,730

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

$ 130,000	Petroleos Mexicanos, 5.63%, 1/23/46	$120,114
95,000	Petroleos Mexicanos, MTN, 6.75%, 9/21/47	98,986

		338,830

Mongolia — 0.30%
200,000	Trade & Development Bank of Mongolia LLC, MTN, 9.38%, 5/19/20	219,177

Netherlands — 2.65%
140,000(c)	IPD 3 BV, MTN, 4.50%, 7/15/22	174,278
950,000(c)	Stichting AK Rabobank Certificaten, 6.50%, 3/29/66	1,411,710
200,000	UPCB Finance IV Ltd., 5.38%, 1/15/25(a)	201,000
150,000(c)	UPCB Finance VII Ltd., 3.63%, 6/15/29	179,246

		1,966,234

Pakistan — 0.57%
420,000	Third Pakistan International Sukuk Co. Ltd. (The), 5.63%, 12/5/22	420,256

Peru — 0.43%
300,000	Petroleos del Peru SA, 5.63%, 6/19/47	316,875

South Africa — 0.30%
215,000	Eskom Holdings SOC Ltd., MTN, 6.75%, 8/6/23	218,763

Spain — 5.33%
400,000(c)	Banco Bilbao Vizcaya Argentaria SA, (5 Year EUR Swap + 5.779%), 5.88%, 8/24/66(d)	519,405
200,000(c)	Banco Bilbao Vizcaya Argentaria SA, (5 Year EUR Swap + 9.177%), 8.88%, 7/14/66(d)	284,412
300,000(c)	Banco Santander SA, (5 Year EUR Swap + 5.640%), 6.25%, 12/11/66(d)	394,500
300,000(c)	Banco Santander SA, (5 Year EUR Swap + 6.803%), 6.75%, 7/25/66(d)	409,052
600,000(c)	Bankia SA, (5 Year EUR Swap + 5.819%), 6.00%, 10/18/66(d)	752,682
1,200,000(c)	CaixaBank SA, (5 Year EUR Swap + 6.498%), 6.75%, 9/13/66(d)	1,595,489

		3,955,540

Sweden — 0.34%
210,000(f)	Verisure Midholding AB, 5.75%, 12/1/23(a)	253,473

Switzerland — 1.04%
270,000	Credit Suisse Group AG, (USD Swap Semi 30/360 5 Year + 5.108%), 7.13%, 7/29/66(d)	294,637
250,000(c)	Sunrise Communications Holdings SA, 2.13%, 3/31/22	258,011
210,000	UBS AG, 5.13%, 5/15/24	221,502

		774,150

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

Ukraine — 0.39%
$ 270,000	State Savings Bank of Ukraine Via SSB #1 Plc, STEP, 9.38%, 3/10/23(g)	$288,225

United Arab Emirates — 0.16%
60,000	DAE Funding LLC, 4.50%, 8/1/22(a)	58,950
60,000	DAE Funding LLC, 5.00%, 8/1/24(a)	59,250

		118,200

United Kingdom — 6.03%
200,000	Aston Martin Capital Holdings Ltd., 6.50%, 4/15/22(a)	209,918
500,000(c)	Barclays Plc, (5 Year GBP Swap + 6.462%), 7.25%, 6/15/66(d)	736,695
350,000(f)	HSBC Holdings Plc, (5 Year EUR Swap + 3.844%), 4.75%, 1/4/67(d)	445,101
550,000	HSBC Holdings Plc, (USD ICE Swap Rate 11:00 am NY 5 + 3.746%), 6.00%, 11/22/66(d)	574,759
390,000(c)	Lloyds Banking Group Plc, (5 Year GBP Swap + 4.830%), 7.88%, 6/27/66(d)	640,188
700,000(c)	Nationwide Building Society, 10.25%, 6/20/66(h)	1,483,812
100,000(c)	RAC Bond Co. Plc, 5.00%, 11/6/22	133,006
100,000(f)	Synlab Bondco Plc, (EURIBOR 3-Month + 3.500%), 3.50%, 7/1/22(d)	120,943
100,000(f)	Synlab Bondco Plc, 6.25%, 7/1/22	126,059

		4,470,481

United States — 18.48%
96,000	Acadia Healthcare Co., Inc., 5.63%, 2/15/23	97,440
200,000	ADT Corp. (The), 3.50%, 7/15/22	197,000
40,000	Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.88%, 12/15/24	43,850
75,000	AMC Entertainment Holdings, Inc., 5.88%, 2/15/22	76,125
140,000(e)	AMC Entertainment Holdings, Inc., 6.38%, 11/15/24	189,697
60,000	Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.38%, 9/15/24	61,800
160,000(f)	Belden, Inc., 3.38%, 7/15/27	193,600
280,000	Berry Global, Inc., 5.50%, 5/15/22	288,400
134,000	Blackboard, Inc., 9.75%, 10/15/21(a)	122,107
92,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.25%, 3/15/24(a)	98,210
80,000	California Resources Corp., 8.00%, 12/15/22(a)	66,000
300,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 5/1/27(a)	295,500
119,000	CDW LLC / CDW Finance Corp., 5.00%, 9/1/25	123,165
155,000	CenturyLink, Inc., 6.45%, 6/15/21	156,550
180,000	Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.13%, 12/15/21(a)	180,450
164,000	Cequel Communications Holdings I LLC / Cequel Capital Corp., 6.38%, 9/15/20(a)	166,460
52,000	Chesapeake Energy Corp., 8.00%, 1/15/25(a)	52,520

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

$ 100,000	Cinemark USA, Inc., 4.88%, 6/1/23	$101,250
191,000	Citgo Holding, Inc., 10.75%, 2/15/20(a)	204,847
155,000	Cleveland-Cliffs, Inc., 4.88%, 1/15/24(a)	154,612
46,000	Covey Park Energy LLC / Covey Park Finance Corp., 7.50%, 5/15/25(a)	47,941
270,000	CRC Escrow Issuer LLC / CRC Finco, Inc., 5.25%, 10/15/25(a)	272,025
110,000	CSC Holdings LLC, 5.25%, 6/1/24	108,350
200,000	CSC Holdings LLC, 10.13%, 1/15/23(a)	225,250
110,000	DCP Midstream LP, (LIBOR USD 3-Month + 5.148%), 7.38%, 6/15/66(d)	109,120
70,000	DCP Midstream Operating LP, (LIBOR USD 3-Month + 3.850%), 5.85%, 5/21/43(a),(d)	65,100
42,000	Diamondback Energy, Inc., 5.38%, 5/31/25	43,208
100,000	DISH DBS Corp., 4.25%, 4/1/18	100,375
220,000	DISH DBS Corp., 5.13%, 5/1/20	224,675
90,000	Dynegy, Inc., 6.75%, 11/1/19	92,475
100,000	Dynegy, Inc., 8.13%, 1/30/26(a)	109,250
40,000	Energy Transfer Equity LP, 5.88%, 1/15/24	42,100
98,000	Envision Healthcare Corp., 5.13%, 7/1/22(a)	95,060
191,000	ESH Hospitality, Inc., 5.25%, 5/1/25(a)	192,910
50,000	FTS International, Inc., 6.25%, 5/1/22	48,375
124,000	FTS International, Inc., (LIBOR USD 3-Month + 7.500%), 9.09%, 6/15/20(a),(d)	126,480
56,000	Gulfport Energy Corp., 6.38%, 5/15/25	56,280
63,000	HCA, Inc., 5.88%, 5/1/23	67,253
90,000	Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	90,900
123,000	Howard Hughes Corp. (The), 5.38%, 3/15/25(a)	126,075
55,000	Iron Mountain, Inc., 4.88%, 9/15/27(a)	55,000
80,000	Iron Mountain, Inc., 5.25%, 3/15/28(a)	79,600
130,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 1.000%), 2.42%, 5/15/47(d)	116,025
150,000	KAR Auction Services, Inc., 5.13%, 6/1/25(a)	153,750
194,000	Kenan Advantage Group, Inc. (The), 7.88%, 7/31/23(a)	200,790
100,000(f)	Kronos International, Inc., 3.75%, 9/15/25	123,528
162,000	Laureate Education, Inc., 8.25%, 5/1/25(a)	171,720
114,000	Level 3 Parent LLC, 5.75%, 12/1/22	114,462
99,000	Live Nation Entertainment, Inc., 4.88%, 11/1/24(a)	101,475
96,293	Live Nation Entertainment, Inc., 5.38%, 6/15/22(a)	99,543
204,000	LTF Merger Sub, Inc., 8.50%, 6/15/23(a)	215,985
87,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.63%, 5/1/24	92,655
90,000	MGM Resorts International, 5.25%, 3/31/20	93,150
120,000	MGM Resorts International, 6.63%, 12/15/21	131,664
533,000	Momentive Performance Materials, Inc Escrow Bond., 8.88%, 10/15/20(b),(i),(j)	—
310,000	Momentive Performance Materials, Inc., 3.88%, 10/24/21	323,950
60,000	Momentive Performance Materials, Inc., 4.69%, 4/24/22	63,000
108,000	NCL Corp. Ltd., 4.75%, 12/15/21(a)	111,577
95,000	Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(a)	97,731

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

$ 40,000	Northwest Acquisitions ULC / Dominion Finco, Inc., 7.13%, 11/1/22(a)	$41,200
46,000	NRG Energy, Inc., 5.75%, 1/15/28(a)	46,460
50,000	NRG Energy, Inc., 6.63%, 1/15/27	52,875
107,000	OI European Group BV, 4.00%, 3/15/23(a)	107,075
60,000	Parsley Energy LLC / Parsley Finance Corp., 5.25%, 8/15/25(a)	60,150
45,000	Parsley Energy LLC / Parsley Finance Corp., 5.63%, 10/15/27(a)	46,013
160,000	Pilgrim’s Pride Corp., 5.75%, 3/15/25(a)	165,400
170,000	Pilgrim’s Pride Corp., 5.88%, 9/30/27(a)	175,100
50,000	Plastipak Holdings, Inc., 6.25%, 10/15/25(a)	51,125
78,000	Post Holdings, Inc., 5.50%, 3/1/25(a)	80,730
200,000	Quicken Loans, Inc., 5.25%, 1/15/28(a)	197,440
110,000(f)	Quintiles IMS, Inc., 3.25%, 3/15/25	136,056
120,000	Realogy Group LLC / Realogy Co-Issuer Corp., 4.88%, 6/1/23(a)	118,500
165,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23(a)	174,075
200,000	Resolute Forest Products, Inc., 5.88%, 5/15/23	206,750
200,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	203,000
85,000	Sabre GLBL, Inc., 5.25%, 11/15/23(a)	86,938
60,000	Sanchez Energy Corp., 6.13%, 1/15/23	50,700
140,000	Scientific Games International, Inc., 10.00%, 12/1/22	153,650
100,000(f)	Sealed Air Corp., MTN, 4.50%, 9/15/23	137,281
80,000	Sirius XM Radio, Inc., 3.88%, 8/1/22(a)	80,200
130,000	Sirius XM Radio, Inc., 5.00%, 8/1/27(a)	130,325
468,000	Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(a)	526,491
50,000	Southwestern Energy Co., 7.50%, 4/1/26	53,125
50,000	Southwestern Energy Co., 7.75%, 10/1/27	53,375
196,000	Sprint Communications, Inc., 9.00%, 11/15/18(a)	206,310
50,000	Sprint Corp., 7.25%, 9/15/21	52,938
187,500	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.36%, 9/20/21(a)	188,672
16,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.13%, 11/15/19	16,100
36,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.13%, 2/1/25	36,855
160,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.25%, 4/15/21(a)	163,200
120,000	Tenet Healthcare Corp., 5.13%, 5/1/25(a)	117,000
60,000	Tenet Healthcare Corp., 7.00%, 8/1/25(a)	56,400
30,000	Tenet Healthcare Corp., 8.13%, 4/1/22	30,525
200,000	T-Mobile USA, Inc., 6.63%, 4/1/23	208,500
73,000	United Rentals North America, Inc., 4.63%, 10/15/25	73,547
111,000	United Rentals North America, Inc., 4.88%, 1/15/28	111,555
27,000	Univision Communications, Inc., 6.75%, 9/15/22(a)	28,046
80,000	Valeant Pharmaceuticals International, 6.75%, 8/15/21(a)	80,600
180,000	Valeant Pharmaceuticals International, Inc., 5.50%, 11/1/25(a)	183,372
113,890	Valeant Pharmaceuticals International, Inc., 5.88%, 5/15/23(a)	105,884
59,000	Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(a)	63,296

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

$ 67,000	Valeant Pharmaceuticals International, Inc., 9.00%, 12/15/25(a)	$69,827
200,000	Vantiv LLC / Vanity Issuer Corp., 4.38%, 11/15/25(a)	202,536
57,000	VeriSign, Inc., 4.75%, 7/15/27	58,283
146,000	ViaSat, Inc., 5.63%, 9/15/25(a)	147,095
80,000	Weatherford International Ltd., 9.88%, 2/15/24	85,000
50,000	West Corp., 8.50%, 10/15/25(a)	49,375
65,000	Whiting Petroleum Corp., 5.00%, 3/15/19	66,658
40,000	WMG Acquisition Corp., 5.00%, 8/1/23(a)	41,400
210,000	WMG Acquisition Corp., 6.75%, 4/15/22(a)	219,450
90,000	WPX Energy, Inc., 8.25%, 8/1/23	102,150
112,000	Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(a)	114,240
225,000	Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	234,349

		13,705,587

Total Corporate Bonds		39,100,151

(Cost $38,469,476)
Foreign Governnment Bonds — 20.39%
Argentina — 2.32%
1,615,000(f)	Argentine Republic Government International Bond, 6.06%, 12/15/35(h),(k)	204,433
1,744,073	Argentine Republic Government International Bond, 6.27%, 12/15/35(h),(k)	178,768
210,000	Argentine Republic Government International Bond, 6.88%, 4/22/21	228,479
200,000	Argentine Republic Government International Bond, 7.63%, 4/22/46	225,930
330,000	Province of Jujuy Argentina, 8.63%, 9/20/22	350,535
135,000	Provincia de Buenos Aires/Argentina, 6.50%, 2/15/23	144,691
350,000	Provincia de Buenos Aires/Argentina, 7.88%, 6/15/27	387,553

		1,720,389

Armenia — 0.60%
390,000	Republic of Armenia International Bond, 7.15%, 3/26/25	444,600

Bahrain — 0.67%
260,000	Bahrain Government International Bond, 6.75%, 9/20/29	256,543
250,000	Bahrain Government International Bond, 7.50%, 9/20/47	239,019

		495,562

Belarus — 0.90%
303,000	Republic of Belarus International Bond, 6.88%, 2/28/23	326,366
303,000	Republic of Belarus International Bond, 7.63%, 6/29/27	338,098

		664,464

Bolivia — 1.17%
900,000	Bolivian Government International Bond, 4.50%, 3/20/28	870,975

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

Brazil — 0.84%
$225,000	Brazilian Government International Bond, 4.63%, 1/13/28	$226,017
200,000	Brazilian Government International Bond, 5.00%, 1/27/45	186,722
160,000	Brazilian Government International Bond, 8.25%, 1/20/34	210,279

		623,018

Ecuador — 0.93%
225,000	Ecuador Government International Bond, 7.95%, 6/20/24	239,418
200,000	Ecuador Government International Bond, 8.88%, 10/23/27	219,192
200,000	Ecuador Government International Bond, 10.75%, 3/28/22	234,383

		692,993

Egypt — 1.92%
405,000	Egypt Government International Bond, MTN, 6.13%, 1/31/22	423,731
280,000	Egypt Government International Bond, MTN, 7.50%, 1/31/27	309,855
600,000	Egypt Government International Bond, MTN, 8.50%, 1/31/47	689,250

		1,422,836

El Salvador — 0.93%
192,000	El Salvador Government International Bond, 5.88%, 1/30/25	192,914
244,000	El Salvador Government International Bond, 6.38%, 1/18/27	248,943
212,000	El Salvador Government International Bond, 8.63%, 2/28/29	248,782

		690,639

Gabon — 0.60%
435,000	Gabon Government International Bond, 6.38%, 12/12/24	440,988

Indonesia — 0.59%
415,000	Indonesia Government International Bond, 4.35%, 1/8/27	439,226

Ivory Coast — 0.60%
230,000	Ivory Coast Government International Bond, 6.13%, 6/15/33	233,989
200,000	Ivory Coast Government International Bond, 6.38%, 3/3/28	211,537

		445,526

Jordan — 0.56%
400,000	Jordan Government International Bond, 7.38%, 10/10/47	416,500

Mexico — 0.30%
225,000	Mexico Government International Bond, 4.60%, 2/10/48	222,785

Mongolia — 1.53%
245,000	Mongolia Government International Bond, MTN, 5.13%, 12/5/22	242,448
420,000	Mongolia Government International Bond, 5.63%, 5/1/23	423,831

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

$ 200,000	Mongolia Government International Bond, MTN, 8.75%, 3/9/24	$230,290
200,000	Mongolia Government International Bond, MTN, 10.88%, 4/6/21	234,757

		1,131,326

Nigeria — 1.51%
225,000	Nigeria Government International Bond, MTN, 6.50%, 11/28/27	234,694
370,000	Nigeria Government International Bond, MTN, 7.63%, 11/28/47	396,891
430,000	Nigeria Government International Bond, 7.88%, 2/16/32	486,056

		1,117,641

Pakistan — 0.45%
330,000	Pakistan Government International Bond, 6.88%, 12/5/27	331,390

Romania — 1.20%
210,000	Romanian Government International Bond, MTN, 4.38%, 8/22/23	224,868
410,000	Romanian Government International Bond, MTN, 4.88%, 1/22/24	450,881
168,000	Romanian Government International Bond, MTN, 6.13%, 1/22/44	216,940

		892,689

Russia — 0.56%
400,000	Russian Foreign Bond - Eurobond, 5.25%, 6/23/47	418,551

South Africa — 0.68%
500,000	Republic of South Africa Government International Bond, 4.85%, 9/27/27	506,270

Sri Lanka — 0.29%
200,000	Sri Lanka Government International Bond, 6.20%, 5/11/27	211,229

Tunisia — 0.57%
425,000	Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25	423,937

Turkey — 0.67%
295,000	Turkey Government International Bond, 4.88%, 10/9/26	291,129
210,000	Turkey Government International Bond, 5.75%, 5/11/47	204,590

		495,719

Total Foreign Governnment Bonds		15,119,253

(Cost $14,774,381)

Convertible Bonds — 15.90%
Belgium — 0.26%
100,000(c)	Ablynx NV, 3.25%, 5/27/20	192,875

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

December 31, 2017 (Unaudited)

Principal Amount		Value

China — 2.10%
$ 520,000	Baosteel Hong Kong Investment Co. Ltd., 0.64%, 12/1/18(k)	$558,517
3,000,000(c)	China Railway Construction Corp. Ltd., 1.50%, 12/21/21	436,944
500,000	Ctrip.com International Ltd., 1.99%, 7/1/25	562,190

		1,557,651

Hong Kong — 2.65%
760,000	Bagan Capital Ltd., 0.93%, 9/23/21(k)	791,588
600,000	China Overseas Finance Investment Cayman V Ltd., 2.88%, 1/5/23(k)	630,000
550,000	PB Issuer No 4 Ltd., 3.25%, 7/3/21	540,031

		1,961,619

Malaysia — 1.13%
1,080,000(l)	Indah Capital Ltd., 5.35%, 10/24/18(k)	835,366

Norway — 1.53%
400,000(f)	Marine Harvest ASA, 0.13%, 11/5/20	546,110
550,000	Ship Finance International Ltd., 5.75%, 10/15/21	589,551

		1,135,661

Taiwan — 0.78%
500,000	Siliconware Precision Industries Co. Ltd., 3.15%, 10/31/19(k)	581,458

United Kingdom — 3.59%
400,000(c)	BP Capital Markets Plc, 1.00%, 4/28/23	659,547
300,000(c)	Helical Bar Jersey Ltd., 4.00%, 6/17/19	403,065
400,000(c)	J Sainsbury Plc, (5 Year GBP Swap + 9.727%), 2.88%, 1/30/67(d)	544,852
300,000(c)	Philippine Peso Finance Jersey Ltd., 4.25%, 5/20/19	482,559
500,000	Premier Oil Finance Jersey Ltd., MTN, 2.50%, 5/31/22	570,000

		2,660,023

United States — 3.86%
550,000	BioMarin Pharmaceutical, Inc., 0.60%, 8/1/24	547,937
515,000	Blackhawk Network Holdings, Inc., 1.50%, 1/15/22	523,691
448,000	DISH Network Corp., 3.38%, 8/15/26	487,480
440,000	salesforce.com, Inc., 0.25%, 4/1/18	673,750
551,000	ServiceNow, Inc., 1.06%, 6/1/22(a),(k)	630,551

		2,863,409

Total Convertible Bonds		11,788,062

(Cost $10,976,021)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

December 31, 2017 (Unaudited)

Contracts		Value

Put Options Purchased — 0.10%
6	S & P 500 Index, Strike Price USD 2,650.00, Expires 12/29/17, Notional Amount $1,604,166	$30
251	Ten Year U.S. Treasury Notes Futures Option, Strike Price USD 123.00, Expires 02/23/18, Notional Amount $31,129,883	74,516

Total Put Options Purchased		74,546

(Cost $65,495)

Shares
Investment Company — 6.90%
5,114,540	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	5,114,540

Total Investment Company		5,114,540

(Cost $5,114,540)

Total Investments		$71,196,552
(Cost $69,399,914) — 96.01%

Other assets in excess of liabilities — 3.99%		2,961,515

NET ASSETS — 100.00%		$74,158,067

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Issuer filed for bankruptcy and/or is in default of interest payments.
(c)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(d)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on December 31, 2017.
(e)	Principal amount denoted in British Pounds.
(f)	Principal amount denoted in Euros.
(g)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(h)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(i)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(j)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(l)	Principal amount denoted in Singapore Dollars.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

December 31, 2017 (Unaudited)

Foreign currency exchange contracts as of December 31, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)

CNY	21,980,800	USD	3,187,933	Citibank N.A.	1/10/18	$184,690
EUR	230,000	USD	273,879	Citibank N.A.	3/22/18	3,482

						$188,172
USD	2,708,273	CNY	18,740,706	Citibank N.A.	1/10/18	$(167,207)
USD	468,051	CNY	3,240,094	Citibank N.A.	1/10/18	(29,093)
USD	457,785	CNH	3,055,000	Citibank N.A.	1/25/18	(10,566)
USD	353,080	CAD	453,000	Citibank N.A.	3/22/18	(7,692)
USD	247,716	CHF	244,000	Citibank N.A.	3/22/18	(4,198)
USD	9,570,660	EUR	8,090,000	Citibank N.A.	3/22/18	(185,196)
USD	2,006,063	EUR	1,697,000	Citibank N.A.	3/22/18	(40,376)
USD	1,569,782	EUR	1,324,000	Citibank N.A.	3/22/18	(26,850)
USD	3,355,996	GBP	2,500,000	Citibank N.A.	3/22/18	(28,784)
USD	301,245	GBP	225,000	Citibank N.A.	3/22/18	(3,385)
USD	2,251,698	GBP	1,681,000	Citibank N.A.	3/22/18	(24,229)
USD	43,850	JPY	4,946,000	Citibank N.A.	3/22/18	(236)
USD	824,758	SGD	1,113,000	Citibank N.A.	3/22/18	(8,500)

						$(536,312)

Total						$(348,140)

Options written as of December 31, 2017:

Contracts	Put Options	Notional Amount		Value

(5)	S & P 500 Index, Strike Price USD 2,450.00, Expires 12/29/17	USD	(1,336,805)	$(25)
(1)	S & P 500 Index, Strike Price USD 2,550.00, Expires 12/29/17	USD	(267,361)	(5)

Total (Premiums received $(6,330))				$(30)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

December 31, 2017 (Unaudited)

Financial futures contracts as of December 31, 2017:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
90-Day Euro Dollar	402	December 2018	$374,019	USD	$98,344,275	Credit Suisse Securities (USA) LLC
Five Year U.S. Treasury Notes	21	March 2018	9,307	USD	2,439,445	Credit Suisse Securities (USA) LLC
Long Gilt Futures	19	March 2018	(30,249)	GBP	2,378,040	Credit Suisse Securities (USA) LLC
Ten Year U.S Treasury Notes	43	March 2018	29,999	USD	5,334,016	Credit Suisse Securities (USA) LLC
Ultra Ten Year U.S. Treasury Bonds	20	March 2018	(816)	USD	2,671,250	Credit Suisse Securities (USA) LLC

Total			$382,260

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

December 31, 2017 (Unaudited)

Credit default swaps buy protection as of December 31, 2017:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)	Premium Paid/ (Received)	Value/ Unrealized Depreciation	Value
1.00%	Brazilian Government International Bond	Quarterly	Citigroup Global Markets, Inc.	12/20/22	USD 1,200	$41,629	$(8,594)	$33,034
1.00%	Indonesia Government International Bond	Quarterly .	Citigroup Global Markets, Inc.	12/20/22	USD 1,200	(2,512)	(6,026)	(8,538)
1.00%	Russia Government International Bond	Quarterly	Citigroup Global Markets, Inc.	12/20/22	USD 1,200	19,435	(10,010)	9,425
1.00%	Colombia Government International Bond	Quarterly	Citigroup Global Markets, Inc.	12/20/22	USD 1,200	10,607	(8,541)	2,066
1.00%	Mexico Government International Bond	Quarterly	Citigroup Global Markets, Inc.	12/20/22	USD 1,200	5,878	(2,985)	2,893
1.00%	Turkey Government International Bond	Quarterly	Citigroup Global Markets, Inc.	12/20/22	USD 1,200	55,915	(21,062)	34,853
1.00%	South African Government International Bond	Quarterly	Citigroup Global Markets, Inc.	12/20/22	USD 1,200	50,126	(19,373)	30,753

Total						$181,078	$(76,591)	$104,486

Credit default swaps sell protection as of December 31, 2017:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	ICS*	Notional Amount(a)	Premium Paid/ (Received)	Value/ Unreal. App.	Value
1.00%	Itraxx Senior Financials, Series 27	Quarterly	JPMorgan Chase Bank, N.A.	6/20/22	0.003%	EUR 2,500	$79,306	$9,272	$88,578

Total							$79,306	$9,272	$88,578

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

December 31, 2017 (Unaudited)

*	Implied credit spread (“ICS”), represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Abbreviations used are defined below:

CAD - Canadian Dollar

CHF - Swiss Franc

CNH - Chinese Yuan Renminbi

CNY - China Yuan

EUR - Euro

EURIBOR - Euro Interbank Offered Rate

GBP - United Kingdom Pound Sterling

JPY - Japanese Yen

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

SGD - Singapore Dollar

STEP - Step Coupon Bond

USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

December 31, 2017 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Governnment Bonds	20.39%
Financial	28.53%
Energy	9.76%
Communications	8.55%
Consumer, Non-cyclical	7.04%
Industrial	4.24%
Technology	3.83%
Consumer, Cyclical	3.44%
Basic Materials	1.96%
Utilities	0.70%
Government	0.57%
Other*	10.99%

100.00%

* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, credit default swaps, financial futures contracts, options, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

December 31, 2017 (Unaudited)

1. Organization

RBC Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 17 portfolios. Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the following eleven investment portfolios (each a “Fund” and collectively the “Funds”):

- RBC SMID Cap Growth Fund (“SMID Cap Growth Fund”)

- RBC Enterprise Fund (“Enterprise Fund”)

- RBC Small Cap Core Fund (“Small Cap Core Fund”)

- RBC Microcap Value Fund (“Microcap Value Fund”)

- RBC Small Cap Value Fund (“Small Cap Value Fund”)

- U.S. Government Money Market Fund

- Access Capital Community Investment Fund

- RBC Impact Bond Fund (“Impact Bond Fund”)

- RBC BlueBay Emerging Market Debt Fund (“Emerging Market Debt Fund”) (formerly known as RBC BlueBay Emerging Market Select Bond Fund)

- RBC BlueBay High Yield Bond Fund (“High Yield Bond Fund”) (formerly known as RBC BlueBay Global High Yield Bond Fund)

- RBC BlueBay Diversified Credit Fund (“Diversified Credit Fund”)

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds and BlueBay Asset Management LLP (“BlueBay” or “Sub-Advisor”) acts as a sub-advisor for each of the three RBC BlueBay Funds. BlueBay Asset Management USA LLC (“BlueBay US”) also acts as a sub-advisor for the High Yield Bond Fund and the Diversified Credit Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US).

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing the Schedules of Portfolio Investments (“Schedules”). Fund Management may also be required to make estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Security Valuation:

The Trust’s Board of Trustees (the “Board”) has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy. (See “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Bank loans are valued using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank Loans are generally categorized as Level 2 of the fair value hierarchy, unless key inputs are unobservable which would then be as Level 3.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded options, futures and options on futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded. In the absence of any transactions on that day, the closing bid price shall be used for purchased options, futures and options on futures, and the closing ask price shall be used for written options. Such instruments are categorized as Level 1 of the fair value hierarchy. Options contracts traded in the over-the-counter (“OTC”) market shall be valued at the evaluated price provided by an independent pricing service or broker-dealer using a mathematical model which incorporates a number of market data factors, such as trades and prices of the underlying instruments. These contracts are categorized as Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts are marked to market daily based upon foreign currency exchange rates provided by an independent pricing service as of the close of the NYSE, generally 4:00 p.m. EST, and are generally classified as Level 2 within the fair value hierarchy.

Swaps, including credit-default swaps, interest rate swaps and total return swaps, are generally valued by an independent pricing service using a discounted cash flow methodology. This technique is used to value both the fixed and variable components of the swap contracts and takes into account market data and inputs sourced from various institutions and market-makers and includes daily intra-day and closing spreads, credit index quotes, yield curves, and recovery rate assumptions. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in the Fund’s net assets. These swap contracts are categorized as Level 2 in the fair valuation hierarchy.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of the NYSE on the day

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

The U.S. Government Money Market Fund has elected to use the amortized cost method to value its securities (other than other investment companies) pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, which the Board believes approximates fair market value. The amortized cost method involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are categorized as Level 2 in the fair value hierarchy. If amortized cost no longer approximates fair value due to credit or other impairments of an issuer, the Fund will determine the fair value of its securities by using pricing and valuation procedures approved by the Board.

In accordance with Rule 2a-7, the fair values of the securities held in the U.S. Government Money Market Fund are determined at least once per week using evaluated prices supplied by third-party pricing vendors approved by the Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. These security values are then compared to the securities’ amortized cost. If a security price is not available from a pricing service or broker-dealer, or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value for purposes of this comparison, the security’s fair value will be determined in good faith by the Funds’ Pricing Committee (“Pricing Committee”) in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded.

The Board has delegated to the Pricing Committee the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, Co-Administrator and Sub-Advisor, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

●     Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

●     Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

●     Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2017 is as follows:

Funds	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Assets:
Investments in Securities(a)
SMID Cap Growth Fund	$79,135,543		$—	$—		$79,135,543
Enterprise Fund	88,285,899		—	—	(b)	88,285,899
Small Cap Core Fund	292,933,571		—	—		292,933,571
Microcap Value Fund	139,848,999		920,564 (c)	126,000	(b)(d)	140,895,563
Small Cap Value Fund	82,641,925		—	—		82,641,925
U.S. Government Money Market Fund	—		5,952,741,183	—		5,952,741,183
Access Capital Community Investment Fund	33,800,192	(e)	641,706,497	168,943	(d)	675,675,632
Impact Bond Fund	1,276,222	(e)	5,196,483	—		6,472,705
Emerging Market Debt Fund	181,384	(e)	17,671,886	—		17,853,270
High Yield Bond Fund	1,310,274		35,944,752	94,375	(b)(d)	37,349,401
Diversified Credit Fund	5,114,540	(e)	66,007,466	—	(b)	71,122,006

Other Financial Instruments*
Access Capital Community Investment Fund	10,435		—	—		10,435
Emerging Market Debt Fund	—		187,839	—		187,839
High Yield Bond Fund	10,252		—	—		10,252
Diversified Credit Fund	487,871		389,774	—		877,645

Liabilities:
Other Financial Instruments*
Access Capital Community Investment Fund	(110,986)		(26,293,300)	—		(26,404,286)
Emerging Market Debt Fund	(570)		(258,138)	—		(258,708)
High Yield Bond Fund	(74)		(90,855)	—		(90,929)
Diversified Credit Fund	(31,095)		(544,850)	—		(575,945)

(a)	The breakdown of the Fund’s investments by major categories or country is disclosed in the Schedules of Portfolio Investments.

(b)	See Schedule of Portfolio Investments for securities considered Level 3 with no value.

(c)	Represents securities as disclosed in the Consumer Discretionary ($802,338) and Financials ($118,226) sections of the Schedule of Portfolio Investments.

(d)	See Schedule of Portfolio Investments for securities considered Level 3 and the table below for reconciliation of Level 3 investments.

(e)	Level 1 investments consist of Investment Companies.

* Other financial instruments are instruments shown on the Schedules, such as futures contracts, options, swaps, reverse repurchase agreements and foreign currency exchange contracts which are valued at fair value.

During the period ended December 31, 2017, the Funds, except Microcap Value Fund, recognized no transfers to/from Level 1 or Level 2. For Microcap Value Fund, transfers to Level 2 from Level 1 in the amount of $1,756,305 were due to the absence of an active trading market for the securities on December 31, 2017; for the Microcap Value Fund, transfers from Level 2 to Level 1 in the amount of $118,216 were recognized since the trading market became active for the securities. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the period utilizing fair value at the beginning of the year.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Microcap Value Fund
Common Stocks– Financials
Balance as of 9/30/17(value)	$141,120
Change in unrealized appreciation (depreciation)*	(15,120)

Balance as of 12/31/17(value)	$126,000

*	Net change in unrealized appreciation/(depreciation) in Level 3 securities still held at December 31, 2017

The Microcap Value Fund’s assets assigned to the Level 3 category, including those which were fair valued at zero, were valued using market data or trade information specific to the security or comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

Access Capital Community Investment Fund
U.S. Government Agency Obligations– Small Business Administration
Balance as of 9/30/17(value)	$164,880
Change in unrealized appreciation (depreciation)*	4,063

Balance as of 12/31/17(value)	$168,943

*	Net change in unrealized appreciation/(depreciation) in Level 3 securities still held at December 31, 2017

The Access Capital Community Investment Fund’s assets assigned to the Level 3 category were valued using the valuation methodology and technique deemed most appropriate in the circumstances. The significant unobservable inputs used include assumptions regarding the particular security’s cash flow profile, prepayments and potential defaults which may not be generally observable for either the security or for assets of a similar type. Inputs with respect to variable rate securities may also include assumptions regarding future interest rate changes. Significant changes in any of these assumptions may result in a lower or higher fair value measurement.

	High Yield Bond Fund
	Bank Loans– Norway, United States	Common Stocks– United States	Rights/Warrants– Mexico
Balance as of 9/30/17(value)	$83,202	$20,833	$520
Sales (Paydowns)	(10,290)	—	—
Realized gain (loss)	202	—	—
Change in unrealized appreciation (depreciation)*	46	—	(138)

Balance as of 12/31/17(value)	$73,160	$20,833	$382

*	Net change in unrealized appreciation/(depreciation) in Level 3 securities still held at December 31, 2017

The High Yield Fund’s assets assigned to the Level 3 category, including those which were fair valued at zero, were valued using market data or trade information specific to the security or comparable issues.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

The significant unobservable inputs used in fair value measurement of the Funds’ investments are (i) an estimation of a normalized earnings level for the company and (ii) the likelihood of achieving normalized earnings. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

Investment Transactions:

Investment transactions are recorded on trade date.

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities. Such fluctuations are included with the net change in unrealized appreciation/depreciation on investment transactions.

Financial Instruments:

When-Issued Transactions

The Funds may engage in when-issued transactions. The Funds record when-issued securities on the trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. As of December 31, 2017, the Funds held no when- issued securities.

Repurchase Agreements

The Funds, except SMID Cap Growth Fund, may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large commercial banks or broker- dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

Master Repurchase Agreements (“MRA”) permit each Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price to be received by each Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund recognizes a liability with respect to such excess collateral to reflect each Fund’s obligation under bankruptcy law to return the excess to the counterparty. Details of the counterparties and collateral for repurchase agreements are shown on the Schedules.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Reverse Repurchase Agreements

To obtain short-term financing, the Access Capital Community Investment Fund entered into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value, including accrued interest, not less than the repurchase price. Based on requirements with certain exchanges and third party broker-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral.

Reverse repurchase transactions are entered into by the Fund under MRA, which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, repledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be received or paid by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

Collateral with a value of $27,537,330 has been pledged in connection with reverse repurchase agreements as of December 31, 2017.

In the event the buyer of securities under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

Bank Loans

The Emerging Market Debt Fund, High Yield Bond Fund and Diversified Credit Fund (“BlueBay Funds”) may invest in fixed and floating rate loans from one or more financial institutions (“lender(s)”) to a borrower by way of: (i) assignment/transfer of; or (ii) participation in the whole or part of the loan amount outstanding. In both instances, assignments or participations of such loans must be capable of being freely traded and transferred between investors in the loans. Participations typically will result in a Fund having a contractual relationship only with a lender as grantor of the participation but not with the borrower. A Fund acquires a participation interest only if the lender(s) positioned between the Fund and the borrower is determined by the Sub-Advisor to be creditworthy. When purchasing loan participations, a Fund assumes the economic risk associated with the corporate borrower and the credit risk associated with an interposed bank or other financial intermediary. Loan assignments typically involve a transfer of debt from a lender to a third party. When purchasing loan assignments, a Fund assumes the credit risk associated with the corporate borrower only.

Such loans may be secured or unsecured. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation. In addition, investments in loans through a direct assignment include the risk that if a loan is terminated, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.

A loan is often administered by an agent bank acting as agent for all holders. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

When a Fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Funds upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Funds may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily.

As of December 31, 2017, the Funds did not have any unfunded floating rate loan interests.

Payment-in-Kind Securities

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable.

Derivatives:

Certain Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities as tools in the management of portfolio assets. A Fund may use such derivatives through either the creation of long or short positions to hedge various investments, for investment purposes, for risk management and/or to increase income or gain to the Fund. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below. In addition to the risks associated with derivatives in general, the Funds will also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which a Fund and a swap counterparty enter as principals, a Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. Each Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations under swap agreements.

Financial Futures Contracts

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules. Collateral pledged for open futures contracts is cash at the brokers in the amount of $5,417,389, $115,786, $93,180, and $554,110 for Access Capital Community Investment Fund, Emerging Market Debt Fund, High Yield Bond Fund and Diversified Credit Fund, respectively, at December 31, 2017.

Options

The Funds may write (or sell) put and call options on the securities that the Funds are authorized to buy or already hold in their portfolio. The Funds may also purchase put and call options.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed (exchange-traded) and OTC options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain OTC options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the OTC option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized gain of the contract (as writer).

Forward Foreign Currency Exchange Contracts

The BlueBay Funds enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open.

In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

Details of Forward contracts at period end are included in the Schedules under the caption “Foreign currency exchange contracts.”

Swap Agreements

The BlueBay Funds may enter into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The BlueBay Funds entered into total return, interest rate, credit default and other swap agreements as of December 31, 2017.

Interest rate swap agreements generally involve the agreement by a Fund to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity.

The Funds enter into cross-currency swaps to gain or reduce exposure to foreign currencies or as an economic hedge against either specific transactions or portfolio instruments (foreign currency exchange rate and/or interest rate risk). Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds enter into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a writedown, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Funds will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/ (depreciation). Risks may exceed amounts recognized. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Schedules under the captions “Interest rate swaps”, “Credit default swaps” and “Total return swaps”.

Counterparty Credit Risk

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

For foreign currency exchange contracts, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. For OTC purchased options, the Funds bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Counterparty risk related to exchange traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

With exchange-traded purchased options, futures and centrally cleared swaps, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate its counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately as cash due to broker for options contracts, cash at broker for financial futures contracts and segregated cash and foreign currency for options contracts and swap contracts and cash received as payable to broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Portfolio Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Mortgage Backed Securities

Because Access Capital Community Investment Fund will focus on community development investments, such as securities backed by commercial and/or residential mortgage loans, it will be affected by risks not typically associated with funds that do not specialize in community development investments. These risks include credit and prepayment risk and risk due to default on underlying loans within a security. Changes in economic conditions, including delinquencies and/or defaults or assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In addition, the Fund invests in certain mortgage backed securities that qualify under the Community Reinvestment Act of 1977 in which the Fund may pay a premium for the geographically or other targeted nature of the securities. There can be no guarantee, however, that a similar premium will be received if the security is sold by the Fund.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (”REITs“) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

TBA Commitments

The Acces Capital Community Investment Fund may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”. As of December 31, 2017, the Access Capital Community Investment Fund and Impact Bond Fund had outstanding TBA commitments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Credit Enhancement

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

3. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of September 30, 2017, the following Fund had capital loss carryforwards to offset future net capital gains.

	Capital Loss Carryforward	Expires

Access Capital Community Investment Fund	$11,587,282	2018
	4,011,206	2019

As of September 30, 2017, the Access Capital Community Investment Fund, U.S. Government Money Market Fund, Emerging Market Debt Fund, High Yield Bond Fund and Diversified Credit Fund had a short-term capital loss carryforward of $9,227,405, $222,445, $5,338,206, $0 and $950,860, respectively, and a long-term capital loss carryforward of $11,063,537, $0, $72,144, $382,825 and $426,068, respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character.

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred qualified late-year capital or ordinary losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2018.

	Deferred Qualified Late-Year Ordinary Losses	Deferred Qualified Late-Year Short-Term Capital Losses	Deferred Qualified Late-Year Long-Term Capital Losses
SMID Cap Growth Fund	$223,978	$—	$—
Small Cap Core Fund	215,075	—	—

4. Commitments

High Yield Bond Fund may invest in floating rate loan interests. In connection with these investments, High Yield Bond may also enter into bridge loan commitments (“commitments”). Commitments may obligate High Yield Bond to furnish temporary financing to a borrower until permanent financing can be arranged. As of December 31, 2017, High Yield Bond Fund had no outstanding commitments. In

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

connection with these commitments, High Yield Bond Fund earns a commitment fee, typically set as a percentage of the commitment amount.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             RBC Funds Trust

By (Signature and Title) *     /s/ Kathleen A. Gorman

                                                     Kathleen A. Gorman, President and Chief Executive Officer

                                                     (principal executive officer)

Date    2/22/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *     /s/ Kathleen A. Gorman

                                                     Kathleen A. Gorman, President and Chief Executive Officer

                                                     (principal executive officer)

Date    2/22/2018

By (Signature and Title) *     /s/ Kathleen A. Hegna

                                                     Kathleen A. Hegna, Treasurer and Chief Financial Officer

                                                     (principal financial officer)

Date    2/22/2018

*	Print the name and title of each signing officer under his or her signature.